SUPPLEMENT TO THE FIDELITY ADVISOR EQUITY GROWTH - CLASS A, CLASS T, CLASS B AND CLASS C NOVEMBER 30, 1997 ANNUAL REPORT
The following information replaces similar information found in "Performance: The Bottom Line" on pages 8 and 9.
FIDELITY ADVISOR EQUITY GROWTH - CLASS B
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   PAST 5    PAST 10
                                           YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS B            19.09%   132.62%   762.19%

ADVISOR EQUITY GROWTH - CLASS B            14.09%   130.62%   762.19%
 (INCL. CONTINGENT DEFERRED SALES
CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS B              19.09%   18.39%   24.04%

ADVISOR EQUITY GROWTH - CLASS B              14.09%   18.19%   24.04%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

Fidelity Adv Equity Growth - CL B S&P 500 Index
$86,219
$55,623
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $86,219 - a 762.19% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. The following information replaces similar information found in "Performance: The Bottom Line" on pages 10 and 11.
FIDELITY ADVISOR EQUITY GROWTH - CLASS C
THE FOLLOWING INFORMATION REPLACES THE FIRST QUESTION
AND ANSWER FOUND IN "FUND TALK: THE MANAGER'S
OVERVIEW" ON PAGE 12.

Q. HOW DID THE FUND PERFORM, JENNIFER?
A. FOR THE 12 MONTHS THAT ENDED
NOVEMBER 30, 1997, THE FUND'S CLASS A,
CLASS T, CLASS B AND CLASS C SHARES
RETURNED 19.73%, 19.81%, 19.09% AND
19.08%, RESPECTIVELY. THE GROWTH FUNDS
AVERAGE RETURNED 22.00% DURING THIS
TIME, ACCORDING TO LIPPER ANALYTICAL
SERVICES. THE STANDARD & POOR'S 500
INDEX HAD A 12-MONTH RETURN OF 28.51%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5    PAST 10
                                                   YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS C                    19.08%   132.62%   762.17%

ADVISOR EQUITY GROWTH - CLASS C                    18.08%   132.62%   762.17%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS C              19.08%   18.39%   24.04%

ADVISOR EQUITY GROWTH - CLASS C              18.08%   18.39%   24.04%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

Fidelity Adv Equity Growth - CL C S&P 500 Index
$86,217
$55,623
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $86,217 - a 762.17% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUE.

FINANCIAL STATEMENTS     27   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    36   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    45   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            46

PROXY VOTING RESULTS     47


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997           PAST 1   PAST 5    PAST 10
                                          YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS A           19.73%   133.83%   766.65%

ADVISOR EQUITY GROWTH - CLASS A           12.84%   120.38%   716.82%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)             28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                      22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS A     19.73%   18.52%   24.10%

ADVISOR EQUITY GROWTH - CLASS A     12.84%   17.12%   23.37%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                             28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115232 S00000000000001
             FA Equity Growth -CL A      S&P 500
             00245                       SP001
  1987/11/30       9425.00                    10000.00
  1987/12/31      11070.70                    10761.00
  1988/01/31      11040.17                    11214.04
  1988/02/29      11701.56                    11736.61
  1988/03/31      11874.54                    11373.95
  1988/04/30      11742.27                    11500.20
  1988/05/31      11660.86                    11600.25
  1988/06/30      12698.74                    12132.71
  1988/07/31      12444.36                    12086.60
  1988/08/31      11894.89                    11675.66
  1988/09/30      12556.29                    12173.04
  1988/10/31      12424.01                    12511.45
  1988/11/30      12230.68                    12332.54
  1988/12/31      12794.47                    12548.36
  1989/01/31      13802.64                    13466.90
  1989/02/28      13813.03                    13131.57
  1989/03/31      14270.35                    13437.54
  1989/04/30      15216.16                    14134.94
  1989/05/31      16525.75                    14707.41
  1989/06/30      15912.53                    14623.58
  1989/07/31      17003.86                    15944.09
  1989/08/31      17669.04                    16256.59
  1989/09/30      18157.54                    16189.94
  1989/10/31      17928.88                    15814.33
  1989/11/30      18001.64                    16136.94
  1989/12/31      18531.68                    16524.23
  1990/01/31      16830.76                    15415.45
  1990/02/28      17508.75                    15614.31
  1990/03/31      18531.68                    16028.09
  1990/04/30      18162.95                    15627.39
  1990/05/31      20744.06                    17151.06
  1990/06/30      20922.48                    17034.43
  1990/07/31      20327.75                    16979.92
  1990/08/31      17734.75                    15444.94
  1990/09/30      16271.72                    14692.77
  1990/10/31      16473.93                    14629.59
  1990/11/30      18496.00                    15574.66
  1990/12/31      19816.29                    16009.20
  1991/01/31      22694.77                    16707.20
  1991/02/28      24740.62                    17901.76
  1991/03/31      27167.11                    18334.98
  1991/04/30      27071.95                    18378.99
  1991/05/31      28487.40                    19172.96
  1991/06/30      26120.39                    18294.84
  1991/07/31      28237.62                    19147.38
  1991/08/31      29760.12                    19601.17
  1991/09/30      29831.48                    19273.83
  1991/10/31      29914.75                    19532.10
  1991/11/30      28879.92                    18744.96
  1991/12/31      32638.94                    20889.38
  1992/01/31      33552.87                    20500.84
  1992/02/29      33725.34                    20767.35
  1992/03/31      32133.27                    20362.38
  1992/04/30      31469.91                    20961.04
  1992/05/31      31323.97                    21063.75
  1992/06/30      30289.13                    20749.90
  1992/07/31      31350.51                    21598.57
  1992/08/31      30594.27                    21155.80
  1992/09/30      31164.77                    21405.44
  1992/10/31      32796.64                    21480.36
  1992/11/30      34932.66                    22212.84
  1992/12/31      35867.67                    22486.05
  1993/01/31      36871.94                    22674.94
  1993/02/28      35909.12                    22983.32
  1993/03/31      37034.67                    23468.26
  1993/04/30      36410.87                    22900.33
  1993/05/31      38512.80                    23514.06
  1993/06/30      38661.97                    23582.25
  1993/07/31      37997.49                    23487.92
  1993/08/31      39380.70                    24378.11
  1993/09/30      40533.37                    24190.40
  1993/10/31      41021.56                    24691.14
  1993/11/30      40004.50                    24456.58
  1993/12/31      41195.48                    24752.50
  1994/01/31      42633.14                    25594.09
  1994/02/28      42276.91                    24900.49
  1994/03/31      40552.78                    23814.83
  1994/04/30      40980.25                    24119.66
  1994/05/31      40723.77                    24515.22
  1994/06/30      38942.64                    23914.60
  1994/07/31      39769.08                    24699.00
  1994/08/31      41564.46                    25711.65
  1994/09/30      40709.52                    25081.72
  1994/10/31      42034.68                    25646.06
  1994/11/30      40638.27                    24712.03
  1994/12/31      40830.78                    25078.51
  1995/01/31      40470.84                    25728.79
  1995/02/28      42025.75                    26731.44
  1995/03/31      43609.46                    27520.29
  1995/04/30      45495.51                    28330.76
  1995/05/31      47064.81                    29463.14
  1995/06/30      50649.74                    30147.57
  1995/07/31      54421.84                    31147.26
  1995/08/31      54983.33                    31225.44
  1995/09/30      56523.85                    32543.16
  1995/10/31      56235.90                    32426.98
  1995/11/30      57344.49                    33850.52
  1995/12/31      56811.61                    34502.48
  1996/01/31      58141.34                    35676.95
  1996/02/29      59435.74                    36007.67
  1996/03/31      59846.90                    36354.43
  1996/04/30      61628.60                    36890.29
  1996/05/31      63288.47                    37841.69
  1996/06/30      62481.38                    37985.87
  1996/07/31      58689.55                    36307.65
  1996/08/31      60060.09                    37073.38
  1996/09/30      64095.57                    39159.87
  1996/10/31      64400.13                    40239.90
  1996/11/30      68222.42                    43281.64
  1996/12/31      66022.27                    42424.23
  1997/01/31      69972.53                    45074.89
  1997/02/28      68360.69                    45428.28
  1997/03/31      64552.34                    43561.63
  1997/04/30      67823.42                    46162.26
  1997/05/31      72611.51                    48972.62
  1997/06/30      75598.14                    51166.59
  1997/07/31      81302.77                    55237.92
  1997/08/31      78079.10                    52143.49
  1997/09/30      82582.75                    54999.39
  1997/10/31      79374.89                    53162.41
  1997/11/28      81682.02                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 115237 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class A on November 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $81,682 - a 716.82% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997           PAST 1   PAST 5    PAST 10
                                          YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS T           19.81%   134.04%   767.43%

ADVISOR EQUITY GROWTH - CLASS T           15.62%   125.84%   737.07%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)             28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                      22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS T     19.81%   18.54%   24.11%

ADVISOR EQUITY GROWTH - CLASS T     15.62%   17.70%   23.67%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                             28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115346 S00000000000001
             FA Equity Growth -CL T      S&P 500
             00286                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31      11334.98                    10761.00
  1988/01/31      11303.73                    11214.04
  1988/02/29      11980.91                    11736.61
  1988/03/31      12158.02                    11373.95
  1988/04/30      12022.58                    11500.20
  1988/05/31      11939.24                    11600.25
  1988/06/30      13001.89                    12132.71
  1988/07/31      12741.44                    12086.60
  1988/08/31      12178.86                    11675.66
  1988/09/30      12856.04                    12173.04
  1988/10/31      12720.60                    12511.45
  1988/11/30      12522.66                    12332.54
  1988/12/31      13099.90                    12548.36
  1989/01/31      14132.15                    13466.90
  1989/02/28      14142.79                    13131.57
  1989/03/31      14611.02                    13437.54
  1989/04/30      15579.41                    14134.94
  1989/05/31      16920.27                    14707.41
  1989/06/30      16292.41                    14623.58
  1989/07/31      17409.78                    15944.09
  1989/08/31      18090.85                    16256.59
  1989/09/30      18591.01                    16189.94
  1989/10/31      18356.89                    15814.33
  1989/11/30      18431.38                    16136.94
  1989/12/31      18974.08                    16524.23
  1990/01/31      17232.56                    15415.45
  1990/02/28      17926.73                    15614.31
  1990/03/31      18974.08                    16028.09
  1990/04/30      18596.55                    15627.39
  1990/05/31      21239.28                    17151.06
  1990/06/30      21421.96                    17034.43
  1990/07/31      20813.03                    16979.92
  1990/08/31      18158.12                    15444.94
  1990/09/30      16660.17                    14692.77
  1990/10/31      16867.20                    14629.59
  1990/11/30      18937.54                    15574.66
  1990/12/31      20289.36                    16009.20
  1991/01/31      23236.55                    16707.20
  1991/02/28      25331.25                    17901.76
  1991/03/31      27815.66                    18334.98
  1991/04/30      27718.23                    18378.99
  1991/05/31      29167.47                    19172.96
  1991/06/30      26743.95                    18294.84
  1991/07/31      28911.72                    19147.38
  1991/08/31      30470.57                    19601.17
  1991/09/30      30543.64                    19273.83
  1991/10/31      30628.89                    19532.10
  1991/11/30      29569.36                    18744.96
  1991/12/31      33418.12                    20889.38
  1992/01/31      34353.87                    20500.84
  1992/02/29      34530.46                    20767.35
  1992/03/31      32900.38                    20362.38
  1992/04/30      32221.18                    20961.04
  1992/05/31      32071.76                    21063.75
  1992/06/30      31012.21                    20749.90
  1992/07/31      32098.93                    21598.57
  1992/08/31      31324.64                    21155.80
  1992/09/30      31908.75                    21405.44
  1992/10/31      33579.58                    21480.36
  1992/11/30      35766.60                    22212.84
  1992/12/31      36723.93                    22486.05
  1993/01/31      37752.17                    22674.94
  1993/02/28      36766.37                    22983.32
  1993/03/31      37918.79                    23468.26
  1993/04/30      37280.10                    22900.33
  1993/05/31      39432.21                    23514.06
  1993/06/30      39584.94                    23582.25
  1993/07/31      38904.59                    23487.92
  1993/08/31      40320.82                    24378.11
  1993/09/30      41501.01                    24190.40
  1993/10/31      42000.86                    24691.14
  1993/11/30      40959.51                    24456.58
  1993/12/31      42178.93                    24752.50
  1994/01/31      43650.91                    25594.09
  1994/02/28      43286.18                    24900.49
  1994/03/31      41520.88                    23814.83
  1994/04/30      41958.56                    24119.66
  1994/05/31      41695.95                    24515.22
  1994/06/30      39872.30                    23914.60
  1994/07/31      40718.48                    24699.00
  1994/08/31      42556.72                    25711.65
  1994/09/30      41681.36                    25081.72
  1994/10/31      43038.16                    25646.06
  1994/11/30      41608.42                    24712.03
  1994/12/31      41805.52                    25078.51
  1995/01/31      41436.99                    25728.79
  1995/02/28      43029.02                    26731.44
  1995/03/31      44650.53                    27520.29
  1995/04/30      46581.60                    28330.76
  1995/05/31      48188.38                    29463.14
  1995/06/30      51858.89                    30147.57
  1995/07/31      55721.03                    31147.26
  1995/08/31      56295.93                    31225.44
  1995/09/30      57873.22                    32543.16
  1995/10/31      57578.40                    32426.98
  1995/11/30      58713.46                    33850.52
  1995/12/31      58167.86                    34502.48
  1996/01/31      59529.33                    35676.95
  1996/02/29      60854.63                    36007.67
  1996/03/31      61275.60                    36354.43
  1996/04/30      63099.84                    36890.29
  1996/05/31      64799.34                    37841.69
  1996/06/30      63972.98                    37985.87
  1996/07/31      60090.63                    36307.65
  1996/08/31      61493.89                    37073.38
  1996/09/30      65625.70                    39159.87
  1996/10/31      65953.13                    40239.90
  1996/11/30      69866.66                    43281.64
  1996/12/31      67616.39                    42424.23
  1997/01/31      71674.96                    45074.89
  1997/02/28      70032.07                    45428.28
  1997/03/31      66134.24                    43561.63
  1997/04/30      69500.55                    46162.26
  1997/05/31      74429.21                    48972.62
  1997/06/30      77489.49                    51166.59
  1997/07/31      83368.45                    55237.92
  1997/08/31      80066.57                    52143.49
  1997/09/30      84656.99                    54999.39
  1997/10/31      81339.00                    53162.41
  1997/11/28      83706.69                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 115350 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class T on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $83,707 - a 737.07% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   PAST 5    PAST 10
                                           YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS B            18.52%   131.51%   758.08%

ADVISOR EQUITY GROWTH - CLASS B            13.52%   129.51%   758.08%
 (INCL. CONTINGENT DEFERRED SALES
CHARGE)

S&P 500(REGISTERED TRADEMARK)              28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                       22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS B              18.52%   18.28%   23.98%

ADVISOR EQUITY GROWTH - CLASS B              13.52%   18.08%   23.98%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                         22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971215 175253 S00000000000001
             FA Equity Growth -CL B      S&P 500
             00242                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11746.10                    10761.00
  1988/01/31      11713.71                    11214.04
  1988/02/29      12415.45                    11736.61
  1988/03/31      12598.99                    11373.95
  1988/04/30      12458.64                    11500.20
  1988/05/31      12372.27                    11600.25
  1988/06/30      13473.47                    12132.71
  1988/07/31      13203.56                    12086.60
  1988/08/31      12620.58                    11675.66
  1988/09/30      13322.32                    12173.04
  1988/10/31      13181.97                    12511.45
  1988/11/30      12976.85                    12332.54
  1988/12/31      13575.03                    12548.36
  1989/01/31      14644.71                    13466.90
  1989/02/28      14655.74                    13131.57
  1989/03/31      15140.96                    13437.54
  1989/04/30      16144.47                    14134.94
  1989/05/31      17533.95                    14707.41
  1989/06/30      16883.32                    14623.58
  1989/07/31      18041.23                    15944.09
  1989/08/31      18747.00                    16256.59
  1989/09/30      19265.29                    16189.94
  1989/10/31      19022.69                    15814.33
  1989/11/30      19099.88                    16136.94
  1989/12/31      19662.26                    16524.23
  1990/01/31      17857.57                    15415.45
  1990/02/28      18576.92                    15614.31
  1990/03/31      19662.26                    16028.09
  1990/04/30      19271.03                    15627.39
  1990/05/31      22009.62                    17151.06
  1990/06/30      22198.92                    17034.43
  1990/07/31      21567.91                    16979.92
  1990/08/31      18816.71                    15444.94
  1990/09/30      17264.42                    14692.77
  1990/10/31      17478.97                    14629.59
  1990/11/30      19624.40                    15574.66
  1990/12/31      21025.24                    16009.20
  1991/01/31      24079.33                    16707.20
  1991/02/28      26250.00                    17901.76
  1991/03/31      28824.52                    18334.98
  1991/04/30      28723.56                    18378.99
  1991/05/31      30225.36                    19172.96
  1991/06/30      27713.94                    18294.84
  1991/07/31      29960.34                    19147.38
  1991/08/31      31575.72                    19601.17
  1991/09/30      31651.44                    19273.83
  1991/10/31      31739.78                    19532.10
  1991/11/30      30641.83                    18744.96
  1991/12/31      34630.18                    20889.38
  1992/01/31      35599.86                    20500.84
  1992/02/29      35782.86                    20767.35
  1992/03/31      34093.66                    20362.38
  1992/04/30      33389.83                    20961.04
  1992/05/31      33234.98                    21063.75
  1992/06/30      32137.00                    20749.90
  1992/07/31      33263.14                    21598.57
  1992/08/31      32460.77                    21155.80
  1992/09/30      33066.06                    21405.44
  1992/10/31      34797.49                    21480.36
  1992/11/30      37063.83                    22212.84
  1992/12/31      38055.88                    22486.05
  1993/01/31      39121.42                    22674.94
  1993/02/28      38099.86                    22983.32
  1993/03/31      39294.08                    23468.26
  1993/04/30      38632.23                    22900.33
  1993/05/31      40862.39                    23514.06
  1993/06/30      41020.66                    23582.25
  1993/07/31      40315.64                    23487.92
  1993/08/31      41783.23                    24378.11
  1993/09/30      43006.23                    24190.40
  1993/10/31      43524.20                    24691.14
  1993/11/30      42445.09                    24456.58
  1993/12/31      43708.74                    24752.50
  1994/01/31      45234.10                    25594.09
  1994/02/28      44856.14                    24900.49
  1994/03/31      43026.82                    23814.83
  1994/04/30      43480.37                    24119.66
  1994/05/31      43208.24                    24515.22
  1994/06/30      41318.45                    23914.60
  1994/07/31      42195.31                    24699.00
  1994/08/31      44100.22                    25711.65
  1994/09/30      43193.12                    25081.72
  1994/10/31      44599.13                    25646.06
  1994/11/30      43117.53                    24712.03
  1994/12/31      43321.78                    25078.51
  1995/01/31      42939.89                    25728.79
  1995/02/28      44589.66                    26731.44
  1995/03/31      46269.98                    27520.29
  1995/04/30      48271.09                    28330.76
  1995/05/31      49936.14                    29463.14
  1995/06/30      53739.78                    30147.57
  1995/07/31      57742.00                    31147.26
  1995/08/31      58337.75                    31225.44
  1995/09/30      59972.25                    32543.16
  1995/10/31      59666.74                    32426.98
  1995/11/30      60842.96                    33850.52
  1995/12/31      60277.58                    34502.48
  1996/01/31      61688.42                    35676.95
  1996/02/29      63061.79                    36007.67
  1996/03/31      63498.03                    36354.43
  1996/04/30      65388.43                    36890.29
  1996/05/31      67149.58                    37841.69
  1996/06/30      66293.24                    37985.87
  1996/07/31      62270.08                    36307.65
  1996/08/31      63724.24                    37073.38
  1996/09/30      68005.91                    39159.87
  1996/10/31      68345.21                    40239.90
  1996/11/30      72400.68                    43281.64
  1996/12/31      69735.22                    42424.23
  1997/01/31      73874.24                    45074.89
  1997/02/28      72121.68                    45428.28
  1997/03/31      68065.78                    43561.63
  1997/04/30      71504.12                    46162.26
  1997/05/31      76511.41                    48972.62
  1997/06/30      79632.62                    51166.59
  1997/07/31      85624.68                    55237.92
  1997/08/31      82169.65                    52143.49
  1997/09/30      86843.12                    54999.39
  1997/10/31      83421.47                    53162.41
  1997/11/28      85808.28                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971215 175256 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $85,808 - a 758.08% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1/shareholder service fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1/shareholder service fee been reflected, returns prior to September 10, 1992 would have been lower. Class C shares' contingent deferred sales charge included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   PAST 5    PAST 10
                                           YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS C            18.52%   131.51%   758.06%

ADVISOR EQUITY GROWTH - CLASS C            17.52%   131.51%   758.06%
 (INCL. CONTINGENT DEFERRED SALES
CHARGE)

S&P 500(REGISTERED TRADEMARK)              28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                       22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS C              18.52%   18.28%   23.98%

ADVISOR EQUITY GROWTH - CLASS C              17.52%   18.28%   23.98%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                         22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19980120 075627 S00000000000001
             FA Equity Growth -CL C      S&P 500
             00479                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11746.09                    10761.00
  1988/01/31      11713.72                    11214.04
  1988/02/29      12415.44                    11736.61
  1988/03/31      12598.98                    11373.95
  1988/04/30      12458.64                    11500.20
  1988/05/31      12372.27                    11600.25
  1988/06/30      13473.46                    12132.71
  1988/07/31      13203.56                    12086.60
  1988/08/31      12620.57                    11675.66
  1988/09/30      13322.32                    12173.04
  1988/10/31      13181.97                    12511.45
  1988/11/30      12976.84                    12332.54
  1988/12/31      13575.03                    12548.36
  1989/01/31      14644.71                    13466.90
  1989/02/28      14655.74                    13131.57
  1989/03/31      15140.95                    13437.54
  1989/04/30      16144.46                    14134.94
  1989/05/31      17533.95                    14707.41
  1989/06/30      16883.32                    14623.58
  1989/07/31      18041.22                    15944.09
  1989/08/31      18747.00                    16256.59
  1989/09/30      19265.29                    16189.94
  1989/10/31      19022.68                    15814.33
  1989/11/30      19099.88                    16136.94
  1989/12/31      19662.26                    16524.23
  1990/01/31      17857.57                    15415.45
  1990/02/28      18576.92                    15614.31
  1990/03/31      19662.26                    16028.09
  1990/04/30      19271.03                    15627.39
  1990/05/31      22009.62                    17151.06
  1990/06/30      22198.92                    17034.43
  1990/07/31      21567.90                    16979.92
  1990/08/31      18816.70                    15444.94
  1990/09/30      17264.42                    14692.77
  1990/10/31      17478.96                    14629.59
  1990/11/30      19624.40                    15574.66
  1990/12/31      21025.23                    16009.20
  1991/01/31      24079.33                    16707.20
  1991/02/28      26249.99                    17901.76
  1991/03/31      28824.51                    18334.98
  1991/04/30      28723.56                    18378.99
  1991/05/31      30225.36                    19172.96
  1991/06/30      27713.93                    18294.84
  1991/07/31      29960.33                    19147.38
  1991/08/31      31575.72                    19601.17
  1991/09/30      31651.43                    19273.83
  1991/10/31      31739.78                    19532.10
  1991/11/30      30641.82                    18744.96
  1991/12/31      34630.17                    20889.38
  1992/01/31      35599.86                    20500.84
  1992/02/29      35782.85                    20767.35
  1992/03/31      34093.65                    20362.38
  1992/04/30      33389.82                    20961.04
  1992/05/31      33234.97                    21063.75
  1992/06/30      32137.00                    20749.90
  1992/07/31      33263.14                    21598.57
  1992/08/31      32460.77                    21155.80
  1992/09/30      33066.05                    21405.44
  1992/10/31      34797.49                    21480.36
  1992/11/30      37063.84                    22212.84
  1992/12/31      38055.87                    22486.05
  1993/01/31      39121.42                    22674.94
  1993/02/28      38099.86                    22983.32
  1993/03/31      39294.08                    23468.26
  1993/04/30      38632.22                    22900.33
  1993/05/31      40862.39                    23514.06
  1993/06/30      41020.66                    23582.25
  1993/07/31      40315.64                    23487.92
  1993/08/31      41783.24                    24378.11
  1993/09/30      43006.23                    24190.40
  1993/10/31      43524.20                    24691.14
  1993/11/30      42445.09                    24456.58
  1993/12/31      43708.73                    24752.50
  1994/01/31      45234.09                    25594.09
  1994/02/28      44856.13                    24900.49
  1994/03/31      43026.81                    23814.83
  1994/04/30      43480.37                    24119.66
  1994/05/31      43208.23                    24515.22
  1994/06/30      41318.44                    23914.60
  1994/07/31      42195.30                    24699.00
  1994/08/31      44100.22                    25711.65
  1994/09/30      43193.12                    25081.72
  1994/10/31      44599.12                    25646.06
  1994/11/30      43117.52                    24712.03
  1994/12/31      43321.77                    25078.51
  1995/01/31      42939.88                    25728.79
  1995/02/28      44589.66                    26731.44
  1995/03/31      46269.98                    27520.29
  1995/04/30      48271.09                    28330.76
  1995/05/31      49936.13                    29463.14
  1995/06/30      53739.77                    30147.57
  1995/07/31      57742.00                    31147.26
  1995/08/31      58337.75                    31225.44
  1995/09/30      59972.23                    32543.16
  1995/10/31      59666.73                    32426.98
  1995/11/30      60842.95                    33850.52
  1995/12/31      60277.57                    34502.48
  1996/01/31      61688.41                    35676.95
  1996/02/29      63061.78                    36007.67
  1996/03/31      63498.03                    36354.43
  1996/04/30      65388.42                    36890.29
  1996/05/31      67149.56                    37841.69
  1996/06/30      66293.23                    37985.87
  1996/07/31      62270.08                    36307.65
  1996/08/31      63724.23                    37073.38
  1996/09/30      68005.91                    39159.87
  1996/10/31      68345.20                    40239.90
  1996/11/30      72400.68                    43281.64
  1996/12/31      69735.21                    42424.23
  1997/01/31      73874.22                    45074.89
  1997/02/28      72121.67                    45428.28
  1997/03/31      68065.76                    43561.63
  1997/04/30      71504.11                    46162.26
  1997/05/31      76511.41                    48972.62
  1997/06/30      79632.61                    51166.59
  1997/07/31      85624.67                    55237.92
  1997/08/31      82169.64                    52143.49
  1997/09/30      86843.10                    54999.39
  1997/10/31      83421.47                    53162.41
  1997/11/28      85806.36                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19980120 075629 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $85,806 - a 758.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the 12 months that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares returned 19.73%, 19.81%, 18.52% and 18.52%, respectively. The growth funds average returned 22.00% during this time, according to Lipper Analytical Services. The Standard & Poor's 500 Index had a 12-month return of 28.51%.
Q. WHY DID THE FUND UNDERPERFORM BOTH ITS PEER GROUP AND THE S&P 500 DURING THE PERIOD?
A. The fund was hurt by poor stock selection within the technology sector. While the fund was overweighted in technology stocks relative to the S&P 500 - and the group outperformed the market slightly for the total period - this outperformance was concentrated among a few large names. The average mid-cap and small-cap tech stock underperformed the market significantly. In particular, the fund was hurt by its exposure to networking stocks, which lagged the market in the first quarter. Additionally, not owning enough financial services-related stocks also detracted from performance. I decided not to overweight this sector since financial services is not a growth area, and is not typically a focus for an aggressive growth fund. I also believed that it was late in the business cycle to be overly exposed to this highly cyclical group. In retrospect, this was a mistake because these stocks performed well.
Q. SINCE YOU TOOK OVER THE FUND IN JANUARY 1997, WHAT MAJOR CHANGES HAVE YOU MADE AND WHY?
A. The main changes I made were to reduce the number of positions in the fund and make the top holdings more concentrated. By doing so, I was able to invest more heavily in my best ideas. I've also decreased the fund's cash position by adding to existing holdings. At the end of the period, the fund's top 10 positions accounted for about one-fourth of the fund's investments versus around 19% at the beginning of the period. In addition, I increased the fund's health-care holdings, particularly in pharmaceutical stocks. While we're looking at 12-month performance in this report, I would point out that the fund's second-half performance was more in line with its peer group. It took a while to see the effects of these changes, but recent performance indicates that these strategies may be working.
Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL? ANY
DISAPPOINTMENTS?
A. Microsoft - the fund's second-largest position as of November 30 - was a very strong contributor to performance. Microsoft had a terrific first half of the year, with earnings exceeding expectations due to better-than-expected sales of its applications products. While the stock has treaded water in the second half of the year, the company looks well-positioned to benefit from new platform products in 1998. Some of the fund's retail and energy service stocks also contributed positively. Wal-Mart, for example, improved its balance sheet, shrunk inventories and bought back stock, while Schlumberger - one of the leaders in the oil services field - turned in a strong performance. On the negative end of the spectrum, Boeing was disappointing because the company was unable to ramp up production profitably. The fund no longer owned this position at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. In the months ahead, I expect to continue to concentrate on those sectors of the economy that typically offer the most growth opportunities - technology, retail and health care. I plan to concentrate on those subsectors of these larger groups that offer the best earnings outlook relative to the price of a company's stock. In addition, I will supplement this basic focus with holdings outside of these areas in stocks with special situations or superior earnings potential. I continue to look for new growth areas in the economy and emerging trends.
Finally, I will look to invest in growth stocks within cyclical industries when the business cycle is appropriate.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                        6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.            4.6            4.5

MICROSOFT CORP.                          3.0            3.4

AMERICAN HOME PRODUCTS CORP.             2.9            1.2

WAL-MART STORES, INC.                    2.8            2.1

TEXAS INSTRUMENTS, INC.                  2.5            1.1

FEDERAL NATIONAL MORTGAGE ASSOCIATION    2.0            1.2

BRISTOL-MYERS SQUIBB CO.                 1.9            2.1

DISNEY (WALT) CO.                        1.9            1.7

FEDERAL HOME LOAN MORTGAGE CORPORATION   1.8            1.0

WORLDCOM, INC.                           1.8            1.8

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           24.3           20.5

HEALTH               18.6           16.5

RETAIL & WHOLESALE   9.9            8.5

FINANCE              9.4            9.1

NONDURABLES          8.5            8.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 97.59999999999999
STOCKS  95.6%
SHORT-TERM
INVESTMENTS 4.4%
FOREIGN
INVESTMENTS 5.3%
STOCKS  97.6%
SHORT-TERM
INVESTMENTS 2.4%
FOREIGN
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 95.59999999999999
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.4%
AEROSPACE & DEFENSE - 0.7%
Gulfstream Aerospace Corp. (a)  547,500 $ 16,083
Lockheed Martin Corp.   217,700  21,239
  37,322
DEFENSE ELECTRONICS - 0.7%
Northrop Grumman Corp.   163,900  18,480
Raytheon Co.   331,200  18,526
  37,006
TOTAL AEROSPACE & DEFENSE   74,328
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 0.7%
Air Products & Chemicals, Inc.   122,200  9,371
Cytec Industries, Inc. (a)  347,400  15,894
Monsanto Co.   234,600  10,249
  35,514
IRON & STEEL - 0.3%
Nucor Corp.   296,100  14,805
PACKAGING & CONTAINERS - 0.8%
Corning, Inc.   438,600  18,613
Owens-Illinois, Inc. (a)  786,200  26,633
  45,246
PAPER & FOREST PRODUCTS - 0.4%
Kimberly-Clark Corp.   433,500  22,569
TOTAL BASIC INDUSTRIES   118,134
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Coflexip sponsored ADR  153,600  7,642
ENGINEERING - 0.1%
Fluor Corp.   76,000  2,731
TOTAL CONSTRUCTION & REAL ESTATE   10,373
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.4%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  294,600 $ 8,838
Circuit City Stores, Inc. - CarMax Group  241,800  2,886
  11,724
CONSUMER ELECTRONICS - 0.4%
General Motors Corp. Class H   307,600  20,609
TEXTILES & APPAREL - 0.8%
Liz Claiborne, Inc.   284,100  14,276
Reebok International Ltd. (a)  419,800  16,503
Timberland Co. Class A (a)  169,100  13,169
  43,948
TOTAL DURABLES   76,281
ENERGY - 5.2%
ENERGY SERVICES - 3.2%
Dresser Industries, Inc.   604,200  22,582
Falcon Drilling, Inc. (a)  638,600  20,595
Halliburton Co.   975,700  52,627
Schlumberger Ltd.   458,900  37,773
Transocean Offshore, Inc.   148,800  7,059
Varco International, Inc. (a)  184,100  9,424
Western Atlas, Inc. (a)  282,700  19,665
  169,725
OIL & GAS - 2.0%
British Petroleum PLC ADR  309,563  25,694
Burlington Resources, Inc.   120,600  5,367
Cooper Cameron Corp. (a)  203,700  12,413
EVI, Inc. (a)  118,200  6,080
Tosco Corp.   710,600  23,139
Total SA:
Class B  239,600  25,148
 sponsored ADR  135,400  7,117
Unocal Corp.   14  1
  104,959
TOTAL ENERGY   274,684
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.4%
BANKS - 0.4%
Bank of New York Co., Inc.   416,400 $ 22,382
CREDIT & OTHER FINANCE - 2.2%
American Express Co.   1,102,104  86,928
Associates First Capital Corp.   222,400  14,289
Beneficial Corp.   209,400  16,255
  117,472
FEDERAL SPONSORED CREDIT - 4.0%
Federal Home Loan Mortgage Corporation  2,339,500  96,504
Federal National Mortgage Association  2,002,200  105,741
SLM Holding Corp.   89,800  11,595
  213,840
INSURANCE - 2.8%
Allmerica Financial Corp.   241,400  11,708
Allstate Corp.   374,079  32,124
AMBAC, Inc.   679,000  27,245
American International Group, Inc.   152,800  15,404
MBIA, Inc.   181,800  11,431
Progressive Corp.   88,600  9,037
UNUM Corp.   894,000  42,409
  149,358
TOTAL FINANCE   503,052
HEALTH - 18.6%
DRUGS & PHARMACEUTICALS - 12.2%
American Home Products Corp.   2,209,700  154,403
Amgen, Inc.   402,400  20,573
Barr Laboratories, Inc. (a)  81,500  2,934
Bristol-Myers Squibb Co.   1,091,800  102,220
Elan Corp. PLC ADR (a)   413,500  21,812
Genentech, Inc. special (a)  278,100  16,234
Gilead Sciences, Inc. (a)  168,300  5,806
Glaxo PLC sponsored ADR  413,000  18,869
Lilly (Eli) & Co.   667,000  42,063
Medimmune, Inc. (a)  131,900  5,045
Merck & Co., Inc.   737,200  69,711
Pfizer, Inc.   321,300  23,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   998,700 $ 62,606
Sepracor, Inc. (a)  165,400  6,099
SmithKline Beecham PLC ADR  1,376,000  68,284
Warner-Lambert Co.   227,700  31,850
  651,884
MEDICAL EQUIPMENT & SUPPLIES - 4.1%
Abbott Laboratories  790,830  51,404
Boston Scientific Corp. (a)  446,100  20,158
Cardinal Health, Inc.   276,050  20,911
Johnson & Johnson  1,054,000  66,336
McKesson Corp.   140,200  15,685
Medtronic, Inc.   506,500  24,185
Sofamor/Danek Group, Inc. (a)  272,900  19,205
Sybron International Corp. (a)  52,700  2,319
  220,203
MEDICAL FACILITIES MANAGEMENT - 2.3%
Carematrix Corp. (a)  158,800  4,228
Columbia/HCA Healthcare Corp.   1,906,405  56,239
Coram Healthcare Corp. warrants 7/11/99 (a)  3,393  -
HEALTHSOUTH Corp. (a)  1,452,600  38,131
Health Management Associates, Inc. Class A (a)  907,450  22,233
  120,831
TOTAL HEALTH   992,918
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   643,800  20,481
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 2.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA  458,900  57,489
General Electric Co.   596,000  43,955
Westinghouse Electric Corp.   993,600  29,808
  131,252
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Tyco International Ltd.   44,840  1,760
UNOVA, Inc.   282,700  4,771
  6,531
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.5%
Thermo Instrument Systems, Inc. (a)  95,750 $ 2,974
USA Waste Services, Inc. (a)  707,800  23,402
Zurn Industries, Inc.   11,800  404
  26,780
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   164,563
MEDIA & LEISURE - 6.6%
BROADCASTING - 0.4%
Chancellor Media Corp. (a)  58,100  3,490
Comcast Corp. Class A special  614,900  17,217
  20,707
ENTERTAINMENT - 1.9%
Disney (Walt) Co.   1,039,900  98,726
LEISURE DURABLES & TOYS - 0.3%
Harley-Davidson, Inc.   373,600  9,877
Nintendo Co. Ltd. Ord.   42,500  4,389
  14,266
LODGING & GAMING - 1.2%
Circus Circus Enterprises, Inc. (a)  432,400  8,918
HFS, Inc. (a)  211,200  14,494
Mirage Resorts, Inc. (a)  1,144,300  27,177
Sun International Hotels Ltd. Ord. (a)  348,100  13,206
  63,795
PUBLISHING - 1.0%
Times Mirror Co. Class A  335,500  19,920
Tribune Co.   339,100  19,117
US WEST Media Group (a)  604,900  16,068
  55,105
RESTAURANTS - 1.8%
Applebee's International, Inc.   41,500  877
Brinker International, Inc. (a)  568,500  8,385
Landry's Seafood Restaurants, Inc. (a)  532,100  14,965
McDonald's Corp.   402,200  19,507
Papa John's International, Inc. (a)  38,000  1,263
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Starbucks Corp. (a)  423,900 $ 14,784
Tricon Global Restaurants, Inc. (a)  789,680  26,701
Wendy's International, Inc.   486,100  10,208
  96,690
TOTAL MEDIA & LEISURE   349,289
NONDURABLES - 8.5%
BEVERAGES - 1.0%
PepsiCo, Inc.   1,362,100  50,227
FOODS - 1.3%
American Italian Pasta Co., Series A  198,700  4,694
Campbell Soup Co.   370,900  20,770
General Mills, Inc.   312,100  23,095
Sara Lee Corp.   413,100  21,843
  70,402
HOUSEHOLD PRODUCTS - 1.2%
Avon Products, Inc.   79,900  4,619
Colgate-Palmolive Co.   177,000  11,826
Procter & Gamble Co.   644,800  49,206
  65,651
TOBACCO - 5.0%
Philip Morris Companies, Inc.   5,664,800  246,419
RJR Nabisco Holdings Corp.   606,700  22,107
  268,526
TOTAL NONDURABLES   454,806
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   325,000  5,340
Getchell Gold Corp. (a)  60,200  1,580
  6,920
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.0%
Just for Feet, Inc. (a)  529,900 $ 8,975
Ross Stores, Inc.   406,300  15,846
TJX Companies, Inc.   871,900  30,080
  54,901
DRUG STORES - 1.4%
CVS Corp.   647,777  42,996
Rite Aid Corp.   430,200  28,286
  71,282
GENERAL MERCHANDISE STORES - 4.1%
Consolidated Stores Corp. (a)  491,375  23,893
Costco Companies, Inc. (a)  421,100  18,660
Dayton Hudson Corp.   383,100  25,452
Wal-Mart Stores, Inc.   3,750,300  149,778
  217,783
GROCERY STORES - 0.4%
Safeway, Inc. (a)  362,200  22,004
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Bed Bath & Beyond, Inc. (a)  352,800  11,775
Corporate Express, Inc.   962,725  15,042
Home Depot, Inc.   928,250  51,924
Lowe's Companies, Inc.   662,700  30,443
Staples, Inc. (a)  733,087  20,664
Toys "R" Us, Inc. (a)  562,189  19,185
U.S. Office Products Co. (a)  206,100  4,096
Viking Office Products, Inc. (a)  180,300  4,181
Williams-Sonoma, Inc. (a)  91,200  3,477
  160,787
TOTAL RETAIL & WHOLESALE   526,757
SERVICES - 1.5%
ADVERTISING - 0.1%
Omnicom Group, Inc.   75,100  5,567
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  248,500  10,592
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  246,800 $ 9,733
SERVICES - 1.0%
AccuStaff, Inc. (a)  672,400  19,878
Corrections Corp. of America (a)  463,400  16,045
Gartner Group, Inc. Class A (a)  682,000  19,863
  55,786
TOTAL SERVICES   81,678
TECHNOLOGY - 24.3%
COMMUNICATIONS EQUIPMENT - 2.2%
ADC Telecommunications, Inc. (a)  644,500  23,967
Aspect Telecommunications Corp. (a)  614,100  13,779
DSC Communications Corp. (a)  571,700  12,899
Lucent Technologies, Inc.   620,600  49,726
Tellabs, Inc. (a)  342,600  17,815
  118,186
COMPUTER SERVICES & SOFTWARE - 10.1%
America Online, Inc. (a)  194,100  14,655
BMC Software, Inc. (a)  288,700  18,729
Broderbund Software, Inc. (a)  498,700  14,493
CUC International, Inc. (a)  965,475  27,757
Cadence Design Systems, Inc. (a)  1,220,500  30,818
Citrix Systems, Inc. (a)  247,700  17,742
CompUSA, Inc. (a)  1,626,000  59,451
Compuware Corp. (a)  215,400  7,526
Electronic Data Systems Corp.   759,000  28,842
Electronics for Imaging, Inc. (a)  364,400  17,582
Equifax, Inc.   322,500  11,005
Henry (Jack) & Associates, Inc.   66,000  1,666
ICG Communications, Inc. (a)  109,000  2,534
Keane, Inc. (a)  502,900  15,936
Manugistics Group, Inc. (a)  19,900  694
Microsoft Corp. (a)  1,144,100  161,890
Oracle Corp. (a)  1,204,087  40,111
Parametric Technology Corp. (a)  282,700  14,294
PeopleSoft, Inc. (a)  199,300  13,042
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Policy Management Systems Corp. (a)  43,500 $ 2,811
Sabre Group Holdings, Inc. Class A (a)  405,200  10,434
Siebel Systems, Inc. (a)  185,300  7,713
Structural Dynamics Research Corp. (a)  429  7
SunGard Data Systems, Inc. (a)  484,200  12,529
Sybase, Inc. (a)  337,100  4,719
  536,980
COMPUTERS & OFFICE EQUIPMENT - 4.7%
Adaptec, Inc. (a)  573,900  28,408
Compaq Computer Corp.   834,550  52,107
Dell Computer Corp. (a)  342,400  28,826
EMC Corp. (a)  844,400  25,596
Fore Systems, Inc. (a)  1,221,000  21,139
Ingram Micro, Inc. Class A (a)  172,600  5,232
Iomega Corp. (a)  522,500  17,177
Pitney Bowes, Inc.   284,100  23,882
Quantum Corp. (a)  873,900  23,268
SCI Systems, Inc. (a)  152,200  6,973
Tech Data Corp. (a)  371,500  14,999
Western Digital Corp. (a)  122,900  2,481
  250,088
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  250,900  8,280
KLA-Tencor Corp. (a)  26,000  1,007
Novellus Systems, Inc. (a)  91,300  3,435
Waters Corp. (a)  257,000  11,003
  23,725
ELECTRONICS - 6.9%
Altera Corp. (a)  530,600  24,839
Intel Corp.   590,600  45,845
Linear Technology Corp.   174,600  11,240
Maxim Integrated Products, Inc. (a)  243,700  16,846
Micron Technology, Inc. (a)  803,000  19,975
Motorola, Inc.   537,900  33,820
Sanmina Corp. (a)  327,400  22,263
Solectron Corp. (a)  213,000  7,761
Taiwan Semiconductor Manufacturing Co. sponsored ADR  1,261,800
27,760
Texas Instruments, Inc.   2,656,400  130,828
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Uniphase Corp. (a)  320,400 $ 12,856
Xilinx, Inc. (a)  409,400  14,150
  368,183
TOTAL TECHNOLOGY   1,297,162
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation Corp. (a)  699,500  21,072
UTILITIES - 4.4%
CELLULAR - 0.1%
Vanguard Cellular Systems, Inc. Class A (a)  424,500  5,916
TELEPHONE SERVICES - 4.3%
AT&T Corp.   614,400  34,330
Cincinnati Bell, Inc.   438,500  12,936
MCI Communications Corp.   1,059,100  46,534
McLeodUSA, Inc. Class A (a)  74,900  2,771
NEXTLINK Communications, Inc. Class A  19,600  397
Sprint Corp.   636,600  37,281
WorldCom, Inc. (a)  2,927,480  93,679
  227,928
TOTAL UTILITIES   233,844
TOTAL COMMON STOCKS
(Cost $3,973,343)   5,206,342
CASH EQUIVALENTS - 2.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97  $ 129,732  129,670
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,103,013)  $ 5,336,012
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $4,113,797,000. Net unrealized appreciation aggregated $1,222,215,000, of which $1,339,417,000 related to appreciated investment securities and $117,202,000 related to depreciated investment securities.
The fund hereby designates approximately $116,982,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                        $ 5,336,012
AGREEMENTS OF $129,670) (COST $4,103,013) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  42,876

RECEIVABLE FOR FUND SHARES SOLD                                                  4,143

DIVIDENDS RECEIVABLE                                                             3,975

OTHER RECEIVABLES                                                                319

PREPAID EXPENSES                                                                 13

 TOTAL ASSETS                                                                    5,387,338

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 34,534

PAYABLE FOR FUND SHARES REDEEMED                                      8,494

ACCRUED MANAGEMENT FEE                                                2,477

DISTRIBUTION FEES PAYABLE                                             1,799

OTHER PAYABLES AND ACCRUED EXPENSES                                   826

 TOTAL LIABILITIES                                                               48,130

NET ASSETS                                                                      $ 5,339,208

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 3,380,104

UNDISTRIBUTED NET INVESTMENT INCOME                                              1,198

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            724,749
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        1,233,157
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                      $ 5,339,208


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                       $51.69
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($28,522 (DIVIDED BY) 551.80 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $51.69)                      $54.84

CLASS T:                                                                    $51.97
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,205,772 (DIVIDED BY) 80,923 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $51.97)                      $53.85

CLASS B:                                                                    $51.41
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($71,496 (DIVIDED BY) 1,390.70 SHARES) A

CLASS C:                                                                    $51.95
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($965 (DIVIDED BY) 18.575 SHARES) A

INSTITUTIONAL CLASS:                                                        $52.86
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,032,453 (DIVIDED BY) 19,533 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 46,294
DIVIDENDS

INTEREST                                                               14,829

 TOTAL INCOME                                                          61,123

EXPENSES

MANAGEMENT FEE                                             $ 30,254

TRANSFER AGENT FEES                                         8,706

DISTRIBUTION FEES                                           19,624

ACCOUNTING FEES AND EXPENSES                                813

NON-INTERESTED TRUSTEES' COMPENSATION                       30

CUSTODIAN FEES AND EXPENSES                                 120

REGISTRATION FEES                                           187

AUDIT                                                       58

LEGAL                                                       106

REPORTS TO SHAREHOLDERS                                     570

MISCELLANEOUS                                               22

 TOTAL EXPENSES BEFORE REDUCTIONS                           60,490

 EXPENSE REDUCTIONS                                         (1,198)    59,292

NET INVESTMENT INCOME                                                  1,831

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      736,822

 FOREIGN CURRENCY TRANSACTIONS                              (4)        736,818

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,300

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               159        175,459

NET GAIN (LOSS)                                                        912,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 914,108
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 1,831        $ 26,314
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  736,818        155,834

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      175,459        529,932

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           914,108        712,080
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (24,274)       (5,736)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (133,430)      (154,511)

 TOTAL DISTRIBUTIONS                                       (157,704)      (160,247)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (282,118)      1,470,586

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  474,286        2,022,419

NET ASSETS

 BEGINNING OF PERIOD                                       4,864,922      2,842,503

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 5,339,208    $ 4,864,922
INCOME OF $1,198 AND $26,034, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 44.80    $ 39.47

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) E                                      (.06)      .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             8.54       5.29

 TOTAL FROM INVESTMENT OPERATIONS                                    8.48       5.33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.36)      -

 FROM NET REALIZED GAIN                                              (1.23)     -

 TOTAL DISTRIBUTIONS                                                 (1.59)     -

NET ASSET VALUE, END OF PERIOD                                      $ 51.69    $ 44.80

TOTAL RETURN B, C                                                    19.73%     13.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 28,522   $ 4,423

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.32% G    1.52% A, D,
                                                                                G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.30% H    1.50% A, H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.12)%     .38% A

PORTFOLIO TURNOVER                                                   108%       76%

AVERAGE COMMISSION RATE I                                           $ .0427    $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 44.81       $ 39.83       $ 28.52       $ 29.50     $ 26.33
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)      (.04) C       .22 C         .06           .08         (.07) C

 NET REALIZED AND UNREALIZED       8.60          6.90          11.54         .39         3.82
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             8.56          7.12          11.60         .47         3.75
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.17)         (.03) D       (.08)         -           (.08)

 FROM NET REALIZED GAIN            (1.23)        (2.11) D      (.16)         (1.45)      (.50)

 IN EXCESS OF NET                  -             -             (.05)         -           -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS               (1.40)        (2.14)        (.29)         (1.45)      (.58)

NET ASSET VALUE, END OF PERIOD    $ 51.97       $ 44.81       $ 39.83       $ 28.52     $ 29.50

TOTAL RETURN A, B                  19.81%        19.00%        41.11%        1.58%       14.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 4,205,772   $ 3,536,973   $ 2,051,429   $ 874,172   $ 377,894
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.31% G       1.36%         1.55%         1.71%       1.85%
NET ASSETS

RATIO OF EXPENSES TO               1.29% E       1.34% E       1.54% E       1.70% E     1.84% E
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME     (.08)%        .54%          .21%          .15%        (.24)%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 108%          76%           97%           137%        160%

AVERAGE COMMISSION RATE F         $ .0427       $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS CLASS - B
      YEAR ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 41.81

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.32)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             9.95

 TOTAL FROM INVESTMENT OPERATIONS                                    9.63

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.03)

NET ASSET VALUE, END OF PERIOD                                      $ 51.41

TOTAL RETURN B, C                                                    23.05%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 71,496

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.93% A,
                                                                    H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.90% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.73)% A

PORTFOLIO TURNOVER                                                   108%

AVERAGE COMMISSION RATE G                                           $ .0427

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 51.84

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .13

 TOTAL FROM INVESTMENT OPERATIONS                                    .11

NET ASSET VALUE, END OF PERIOD                                      $ 51.95

TOTAL RETURN B, C                                                    0.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 965

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.95% A,
                                                                    H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.89% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.82)% A

PORTFOLIO TURNOVER                                                   108%

AVERAGE COMMISSION RATE G                                           $ .0427

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993



SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 45.52       $ 40.39       $ 28.90     $ 29.74     $ 26.37
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .22 B         .45 B         .28         .30         .19 B

 NET REALIZED AND UNREALIZED        8.72          7.00          11.69       .42         3.78
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              8.94          7.45          11.97       .72         3.97
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.37)         (.21) C       (.27)       (.11)       (.10)

 FROM NET REALIZED GAIN             (1.23)        (2.11) C      (.16)       (1.45)      (.50)

 IN EXCESS OF NET REALIZED GAIN     -             -             (.05)       -           -

 TOTAL DISTRIBUTIONS                (1.60)        (2.32)        (.48)       (1.56)      (.60)

NET ASSET VALUE, END OF PERIOD     $ 52.86       $ 45.52       $ 40.39     $ 28.90     $ 29.74

TOTAL RETURN A                      20.46%        19.68%        42.15%      2.46%       15.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 1,032,453   $ 1,323,526   $ 791,074   $ 410,450   $ 296,466
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .77%          .79%          .83%        .86%        .95%
NET ASSETS

RATIO OF EXPENSES TO                .75% D        .77% D        .83%        .84% D      .94% D
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME      .46%          1.11%         .92%        1.00%       .66%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                  108%          76%           97%         137%        160%

AVERAGE COMMISSION RATE E          $ .0427       $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,118,910,000 and $5,217,478,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 36,000       $ 36,000

CLASS T     19,298,000     19,298,000

CLASS B     290,000        73,000

CLASS C     375            -

           $ 19,624,375   $ 19,407,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 516,000     $ 353,000

CLASS T     2,561,000     1,784,000

CLASS B     53,000        0 *

           $ 3,130,000   $ 2,137,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 40,000       .27

CLASS T **              FIIOC *     6,978,000     .18

CLASS B                 FIIOC *     75,000        .26 ***

CLASS C                 FIIOC *     78            .23 ***

INSTITUTIONAL CLASS     FIIOC *     1,613,000     .14

                                   $ 8,706,078

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,570,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.20          $ 2,000

CLASS T    1.45           120,000

CLASS B    1.95           25,000

CLASS C    1.95           6,000

                         $ 153,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class expense limitations were changed from 1.75% to 1.20%, 2.00% to 1.45%, 2.50% to 1.95%, and from 1.50% to .95% of each
Class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,012,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                        TRANSFER
                        AGENT
                        INTEREST CREDITS

CLASS T                 $ 8,000

INSTITUTIONAL CLASS     $ 20,000

                        $ 28,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED NOVEMBER 30,

                              1997 B                     1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 44,000                   $ -

FROM NET REALIZED GAIN         155,000                    -

TOTAL                         $ 199,000                  $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 13,448,000               $ 2,317,000

FROM NET REALIZED GAIN         97,420,000                 112,907,000

TOTAL                         $ 110,868,000              $ 115,224,000

CLASS B

FROM NET REALIZED GAIN        $ 341                      $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 10,782,000               $ 3,419,000

FROM NET REALIZED GAIN         35,855,000                 41,604,000

TOTAL                         $ 46,637,000               $ 45,023,000

                              $ 157,704,341              $ 160,247,000

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

AMOUNT IN THOUSANDS              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1997 B, C      1996 A         1997 B, C      1996 A



CLASS A                           527            100           $ 25,137       $ 4,269
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5              -              193            -

SHARES REDEEMED                   (79)           (1)            (3,746)        (67)

NET INCREASE (DECREASE)           453            99            $ 21,584       $ 4,202

CLASS T                           24,794         45,074        $ 1,148,466    $ 1,801,024
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,444          2,864          103,689        106,705

SHARES REDEEMED                   (25,241)       (20,513)       (1,172,658)    (824,097)

NET INCREASE (DECREASE)           1,997          27,425        $ 79,497       $ 1,083,632

CLASS B                           1,494          -             $ 71,102       $ -
SHARES SOLD

SHARES REDEEMED                   (103)          -              (4,871)        -

NET INCREASE (DECREASE)           1,391          -             $ 66,231       $ -

CLASS C                           19             -             $ 959          $ -
SHARES SOLD

INSTITUTIONAL CLASS               8,066          18,894        $ 377,761      $ 763,651
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     748            847            32,100         31,892

SHARES REDEEMED                   (18,359)       (10,250)       (860,250)      (412,791)

NET INCREASE (DECREASE)           (9,545)        9,491         $ (450,389)    $ 382,752


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 27,000

CLASS T                 87,000

CLASS B                 33,000

CLASS C                 6,000

INSTITUTIONAL CLASS     34,000

                       $ 187,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/22/97 12/19/97 $0.11 $5.65
 1/5/98 1/2/98 - $.42
Class T 12/22/97 12/19/97 - $5.62
 1/5/98 1/2/98 - $.42
Class B 12/22/97 12/19/97 - $5.65
 1/5/98 1/2/98 - $.42
Class C 12/22/97 12/19/97 - $5.62
 1/5/98 1/2/98 - $.42
A total of 75.52%, and 99.19% of the dividends distributed by Class A, and Class T, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders
A total of 7.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,007,210.180    87.818

AGAINST         4,291,145.133     7.110

ABSTAIN         3,061,738.444     5.072

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 8
To approve an amended Management Contract for the fund that would reduce the management fee payable to FMR by the fund.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     66,710,627.011    93.035

AGAINST         1,609,901.646     2.245

ABSTAIN         3,384,602.100     4.720

TOTAL           71,705,130.757    100.000

PROPOSAL 9
To approve an amended Sub-Advisory Agreement with FMR Far East to provide investment advice and research services or investment management services.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     67,131,548.652    93.622

AGAINST         1,423,904.500     1.985

ABSTAIN         3,149,677.605     4.393

TOTAL           71,705,130.757    100.000

PROPOSAL 10
To approve an amended Sub-Advisory Agreement with FMR U.K. to provide investment advice and research services or investment management services.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     67,227,838.970    93.756

AGAINST         1,373,214.429     1.915

ABSTAIN         3,104,077.358     4.329

TOTAL           71,705,130.757    100.000

PROPOSAL 11
To approve an amended Distribution and Service Plan for Class T shares of the fund that would remove from the 12b-1 fee calculation the exclusion of shares purchased 144 months prior.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     49,078,166.383    90.981

AGAINST         1,510,462.414     2.800

ABSTAIN         3,354,946.995     6.219

TOTAL           53,943,575.792    100.000

PROPOSAL 12
To amend the fundamental investment limitation concerning
diversification to permit increased investment in the securities of any single issuer.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     62,897,311.316    88.716

AGAINST         4,791,830.604     6.759

ABSTAIN         3,208,131.837     4.525

TOTAL           70,897,273.757    100.000

BROKER          807,857.000
 NON-VOTES

PROPOSAL 13
To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,995,164.933    87.798

AGAINST         3,927,668.633     6.507

ABSTAIN         3,437,260.191     5.695

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 14
To replace the fundamental name test policy with a non-fundamental policy based on total assets.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,999,480.653    86.149

AGAINST         4,392,073.449     7.276

ABSTAIN         3,968,539.655     6.575

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 15
To eliminate the fundamental investment policy relating to permissible repurchase agreement counterparties.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,893,136.823    89.286

AGAINST         2,650,341.695     4.391

ABSTAIN         3,816,615.239     6.323

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 16
To make explicit the ability of the fund to purchase any security or instrument backed by real estate or real estate interests and any security of companies engaged in the real estate business. Also to eliminate the restriction that securities backed by real estate must be marketable.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,368,713.012    86.760

AGAINST         4,743,640.032     7.859

ABSTAIN         3,247,740.713     5.381

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 17
To add the ability to issue senior securities to the extent permitted under the Investment Company Act of 1940.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,467,941.126    88.582

AGAINST         3,564,923.154     5.906

ABSTAIN         3,327,229.477     5.512

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 18
To replace the fundamental investment limitation on short sales with a non-fundamental limitation which explicitly allows investment in options.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,746,788.062    85.730

AGAINST         5,285,339.696     8.756

ABSTAIN         3,327,965.999     5.514

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 19
To replace the fundamental investment limitation on margin purchases with a similar non-fundamental investment limitation.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,525,098.806    85.363

AGAINST         5,531,277.632     9.164

ABSTAIN         3,303,717.319     5.473

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 20
To amend the borrowing limitation to require a reduction in borrowing if borrowing exceeds the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,284,061.257    86.620

AGAINST         4,685,637.104     7.763

ABSTAIN         3,390,395.396     5.617

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 21
To clarify that the fund can purchase an entire issue of debt securities and to eliminate the reference to "portfolio securities" in the exception for repurchase agreements.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,573,978.831    87.101

AGAINST         4,475,964.819     7.415

ABSTAIN         3,310,150.107     5.484

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 22
To eliminate the fundamental investment limitation restricting ownership of other investment companies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,115,475.095    86.341

AGAINST         5,052,197.551     8.370

ABSTAIN         3,192,421.111     5.289

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 23
To eliminate the fundamental investment limitation concerning investments in securities of newly-formed issuers.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,968,667.724    87.754

AGAINST         4,211,135.379     6.977

ABSTAIN         3,180,290.654     5.269

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 24
To eliminate the fundamental limitation restricting investments in oil, gas, and mineral exploration programs.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,710,302.052    85.670

AGAINST         5,467,664.983     9.058

ABSTAIN         3,182,126.722     5.272

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY GROWTH
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUE.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    30   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    39   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            40

PROXY VOTING RESULTS     41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                     PAST 1   PAST 5    PAST 10
                                                    YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS         20.46%   142.20%   799.06%

S&P 500(REGISTERED TRADEMARK)                       28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                                22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS   20.46%   19.35%   24.56%

S&P 500                                       28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                          22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971215 175259 S00000000000001
             FA Equity Growth -CL I      S&P 500
             00086                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11746.10                    10761.00
  1988/01/31      11713.71                    11214.04
  1988/02/29      12415.45                    11736.61
  1988/03/31      12598.99                    11373.95
  1988/04/30      12458.64                    11500.20
  1988/05/31      12372.27                    11600.25
  1988/06/30      13473.47                    12132.71
  1988/07/31      13203.56                    12086.60
  1988/08/31      12620.58                    11675.66
  1988/09/30      13322.32                    12173.04
  1988/10/31      13181.97                    12511.45
  1988/11/30      12976.85                    12332.54
  1988/12/31      13575.03                    12548.36
  1989/01/31      14644.71                    13466.90
  1989/02/28      14655.74                    13131.57
  1989/03/31      15140.96                    13437.54
  1989/04/30      16144.47                    14134.94
  1989/05/31      17533.95                    14707.41
  1989/06/30      16883.32                    14623.58
  1989/07/31      18041.23                    15944.09
  1989/08/31      18747.00                    16256.59
  1989/09/30      19265.29                    16189.94
  1989/10/31      19022.69                    15814.33
  1989/11/30      19099.88                    16136.94
  1989/12/31      19662.26                    16524.23
  1990/01/31      17857.57                    15415.45
  1990/02/28      18576.92                    15614.31
  1990/03/31      19662.26                    16028.09
  1990/04/30      19271.03                    15627.39
  1990/05/31      22009.62                    17151.06
  1990/06/30      22198.92                    17034.43
  1990/07/31      21567.91                    16979.92
  1990/08/31      18816.71                    15444.94
  1990/09/30      17264.42                    14692.77
  1990/10/31      17478.97                    14629.59
  1990/11/30      19624.40                    15574.66
  1990/12/31      21025.24                    16009.20
  1991/01/31      24079.33                    16707.20
  1991/02/28      26250.00                    17901.76
  1991/03/31      28824.52                    18334.98
  1991/04/30      28723.56                    18378.99
  1991/05/31      30225.36                    19172.96
  1991/06/30      27713.94                    18294.84
  1991/07/31      29960.34                    19147.38
  1991/08/31      31575.72                    19601.17
  1991/09/30      31651.44                    19273.83
  1991/10/31      31739.78                    19532.10
  1991/11/30      30641.83                    18744.96
  1991/12/31      34630.18                    20889.38
  1992/01/31      35599.86                    20500.84
  1992/02/29      35782.86                    20767.35
  1992/03/31      34093.66                    20362.38
  1992/04/30      33389.83                    20961.04
  1992/05/31      33234.98                    21063.75
  1992/06/30      32137.00                    20749.90
  1992/07/31      33263.14                    21598.57
  1992/08/31      32460.77                    21155.80
  1992/09/30      33066.06                    21405.44
  1992/10/31      34811.57                    21480.36
  1992/11/30      37120.14                    22212.84
  1992/12/31      38140.88                    22486.05
  1993/01/31      39207.19                    22674.94
  1993/02/28      38213.69                    22983.32
  1993/03/31      39423.17                    23468.26
  1993/04/30      38789.63                    22900.33
  1993/05/31      41064.60                    23514.06
  1993/06/30      41237.38                    23582.25
  1993/07/31      40546.25                    23487.92
  1993/08/31      42058.10                    24378.11
  1993/09/30      43325.17                    24190.40
  1993/10/31      43872.31                    24691.14
  1993/11/30      42821.22                    24456.58
  1993/12/31      44132.44                    24752.50
  1994/01/31      45724.85                    25594.09
  1994/02/28      45360.51                    24900.49
  1994/03/31      43523.62                    23814.83
  1994/04/30      44024.59                    24119.66
  1994/05/31      43781.69                    24515.22
  1994/06/30      41884.08                    23914.60
  1994/07/31      42810.12                    24699.00
  1994/08/31      44768.45                    25711.65
  1994/09/30      43872.78                    25081.72
  1994/10/31      45330.14                    25646.06
  1994/11/30      43872.78                    24712.03
  1994/12/31      44113.47                    25078.51
  1995/01/31      43742.90                    25728.79
  1995/02/28      45456.79                    26731.44
  1995/03/31      47201.57                    27520.29
  1995/04/30      49255.15                    28330.76
  1995/05/31      50999.93                    29463.14
  1995/06/30      54906.37                    30147.57
  1995/07/31      59028.98                    31147.26
  1995/08/31      59662.04                    31225.44
  1995/09/30      61375.94                    32543.16
  1995/10/31      61098.01                    32426.98
  1995/11/30      62364.13                    33850.52
  1995/12/31      61810.19                    34502.48
  1996/01/31      63291.17                    35676.95
  1996/02/29      64734.08                    36007.67
  1996/03/31      65209.58                    36354.43
  1996/04/30      67193.58                    36890.29
  1996/05/31      69030.01                    37841.69
  1996/06/30      68177.38                    37985.87
  1996/07/31      64061.81                    36307.65
  1996/08/31      65586.70                    37073.38
  1996/09/30      70030.20                    39159.87
  1996/10/31      70407.33                    40239.90
  1996/11/30      74637.67                    43281.64
  1996/12/31      72251.96                    42424.23
  1997/01/31      76622.77                    45074.89
  1997/02/28      74904.92                    45428.28
  1997/03/31      70771.88                    43561.63
  1997/04/30      74411.68                    46162.26
  1997/05/31      79718.29                    48972.62
  1997/06/30      83017.92                    51166.59
  1997/07/31      89362.04                    55237.92
  1997/08/31      85875.33                    52143.49
  1997/09/30      90824.77                    54999.39
  1997/10/31      87321.04                    53162.41
  1997/11/28      89906.31                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971215 175302 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $89,906 - a 799.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the 12 months that ended November 30, 1997, the fund's Institutional Class shares returned 20.46%.The growth funds average returned 22.00% during this time, according to Lipper Analytical Services. The Standard & Poor's 500 Index had a 12-month return of 28.51%.
Q. WHY DID THE FUND UNDERPERFORM BOTH ITS PEER GROUP AND THE S&P 500 DURING THE PERIOD?
A. The fund was hurt by poor stock selection within the technology sector. While the fund was overweighted in technology stocks relative to the S&P 500 - and the group outperformed the market slightly for the total period - this outperformance was concentrated among a few large names. The average mid-cap and small-cap tech stock underperformed the market significantly. In particular, the fund was hurt by its exposure to networking stocks, which lagged the market in the first quarter. Additionally, not owning enough financial services-related stocks also detracted from performance. I decided not to overweight this sector since financial services is not a growth area, and is not typically a focus for an aggressive growth fund. I also believed that it was late in the business cycle to be overly exposed to this highly cyclical group. In retrospect, this was a mistake because these stocks performed well.
Q. SINCE YOU TOOK OVER THE FUND IN JANUARY 1997, WHAT MAJOR CHANGES HAVE YOU MADE AND WHY?
A. The main changes I made were to reduce the number of positions in the fund and make the top holdings more concentrated. By doing so, I was able to invest more heavily in my best ideas. I've also decreased the fund's cash position by adding to existing holdings. At the end of the period, the fund's top 10 positions accounted for about one-fourth of the fund's investments versus around 19% at the beginning of the period. In addition, I increased the fund's health-care holdings, particularly in pharmaceutical stocks. While we're looking at 12-month performance in this report, I would point out that three of the fund's four share classes beat their peer group returns over the second half of the period. It took a while to see the effects of these changes, but recent performance indicates that these strategies may be working.
Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL? ANY
DISAPPOINTMENTS?
A. Microsoft - the fund's second-largest position as of November 30 - was a very strong contributor to performance. Microsoft had a terrific first half of the year, with earnings exceeding expectations due to better-than-expected sales of its applications products. While the stock has treaded water in the second half of the year, the company looks well-positioned to benefit from new platform products in 1998. Some of the fund's retail and energy service stocks also contributed positively. Wal-Mart, for example, improved its balance sheet, shrunk inventories and bought back stock, while Schlumberger - one of the leaders in the oil services field - turned in a strong performance. On the negative end of the spectrum, Boeing was disappointing because the company was unable to ramp up production profitably. The fund no longer owned this position at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. In the months ahead, I expect to continue to concentrate on those sectors of the economy that typically offer the most growth opportunities - technology, retail and health care. I plan to concentrate on those subsectors of these larger groups that offer the best earnings outlook relative to the price of a company's stock. In addition, I will supplement this basic focus with holdings outside of these areas in stocks with special situations or superior earnings potential. I continue to look for new growth areas in the economy and emerging trends. Finally, I will look to invest in growth stocks within cyclical industries when the business cycle is appropriate.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                        6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.            4.6            4.5

MICROSOFT CORP.                          3.0            3.4

AMERICAN HOME PRODUCTS CORP.             2.9            1.2

WAL-MART STORES, INC.                    2.8            2.1

TEXAS INSTRUMENTS, INC.                  2.5            1.1

FEDERAL NATIONAL MORTGAGE ASSOCIATION    2.0            1.2

BRISTOL-MYERS SQUIBB CO.                 1.9            2.1

DISNEY (WALT) CO.                        1.9            1.7

FEDERAL HOME LOAN MORTGAGE CORPORATION   1.8            1.0

WORLDCOM, INC.                           1.8            1.8

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           24.3           20.5

HEALTH               18.6           16.5

RETAIL & WHOLESALE   9.9            8.5

FINANCE              9.4            9.1

NONDURABLES          8.5            8.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 97.59999999999999
STOCKS  95.6%
SHORT-TERM
INVESTMENTS 4.4%
FOREIGN
INVESTMENTS 5.3%
STOCKS  97.6%
SHORT-TERM
INVESTMENTS 2.4%
FOREIGN
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 95.59999999999999
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.4%
AEROSPACE & DEFENSE - 0.7%
Gulfstream Aerospace Corp. (a)  547,500 $ 16,083
Lockheed Martin Corp.   217,700  21,239
  37,322
DEFENSE ELECTRONICS - 0.7%
Northrop Grumman Corp.   163,900  18,480
Raytheon Co.   331,200  18,526
  37,006
TOTAL AEROSPACE & DEFENSE   74,328
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 0.7%
Air Products & Chemicals, Inc.   122,200  9,371
Cytec Industries, Inc. (a)  347,400  15,894
Monsanto Co.   234,600  10,249
  35,514
IRON & STEEL - 0.3%
Nucor Corp.   296,100  14,805
PACKAGING & CONTAINERS - 0.8%
Corning, Inc.   438,600  18,613
Owens-Illinois, Inc. (a)  786,200  26,633
  45,246
PAPER & FOREST PRODUCTS - 0.4%
Kimberly-Clark Corp.   433,500  22,569
TOTAL BASIC INDUSTRIES   118,134
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Coflexip sponsored ADR  153,600  7,642
ENGINEERING - 0.1%
Fluor Corp.   76,000  2,731
TOTAL CONSTRUCTION & REAL ESTATE   10,373
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.4%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  294,600 $ 8,838
Circuit City Stores, Inc. - CarMax Group  241,800  2,886
  11,724
CONSUMER ELECTRONICS - 0.4%
General Motors Corp. Class H   307,600  20,609
TEXTILES & APPAREL - 0.8%
Liz Claiborne, Inc.   284,100  14,276
Reebok International Ltd. (a)  419,800  16,503
Timberland Co. Class A (a)  169,100  13,169
  43,948
TOTAL DURABLES   76,281
ENERGY - 5.2%
ENERGY SERVICES - 3.2%
Dresser Industries, Inc.   604,200  22,582
Falcon Drilling, Inc. (a)  638,600  20,595
Halliburton Co.   975,700  52,627
Schlumberger Ltd.   458,900  37,773
Transocean Offshore, Inc.   148,800  7,059
Varco International, Inc. (a)  184,100  9,424
Western Atlas, Inc. (a)  282,700  19,665
  169,725
OIL & GAS - 2.0%
British Petroleum PLC ADR  309,563  25,694
Burlington Resources, Inc.   120,600  5,367
Cooper Cameron Corp. (a)  203,700  12,413
EVI, Inc. (a)  118,200  6,080
Tosco Corp.   710,600  23,139
Total SA:
Class B  239,600  25,148
 sponsored ADR  135,400  7,117
Unocal Corp.   14  1
  104,959
TOTAL ENERGY   274,684
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.4%
BANKS - 0.4%
Bank of New York Co., Inc.   416,400 $ 22,382
CREDIT & OTHER FINANCE - 2.2%
American Express Co.   1,102,104  86,928
Associates First Capital Corp.   222,400  14,289
Beneficial Corp.   209,400  16,255
  117,472
FEDERAL SPONSORED CREDIT - 4.0%
Federal Home Loan Mortgage Corporation  2,339,500  96,504
Federal National Mortgage Association  2,002,200  105,741
SLM Holding Corp.   89,800  11,595
  213,840
INSURANCE - 2.8%
Allmerica Financial Corp.   241,400  11,708
Allstate Corp.   374,079  32,124
AMBAC, Inc.   679,000  27,245
American International Group, Inc.   152,800  15,404
MBIA, Inc.   181,800  11,431
Progressive Corp.   88,600  9,037
UNUM Corp.   894,000  42,409
  149,358
TOTAL FINANCE   503,052
HEALTH - 18.6%
DRUGS & PHARMACEUTICALS - 12.2%
American Home Products Corp.   2,209,700  154,403
Amgen, Inc.   402,400  20,573
Barr Laboratories, Inc. (a)  81,500  2,934
Bristol-Myers Squibb Co.   1,091,800  102,220
Elan Corp. PLC ADR (a)   413,500  21,812
Genentech, Inc. special (a)  278,100  16,234
Gilead Sciences, Inc. (a)  168,300  5,806
Glaxo PLC sponsored ADR  413,000  18,869
Lilly (Eli) & Co.   667,000  42,063
Medimmune, Inc. (a)  131,900  5,045
Merck & Co., Inc.   737,200  69,711
Pfizer, Inc.   321,300  23,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   998,700 $ 62,606
Sepracor, Inc. (a)  165,400  6,099
SmithKline Beecham PLC ADR  1,376,000  68,284
Warner-Lambert Co.   227,700  31,850
  651,884
MEDICAL EQUIPMENT & SUPPLIES - 4.1%
Abbott Laboratories  790,830  51,404
Boston Scientific Corp. (a)  446,100  20,158
Cardinal Health, Inc.   276,050  20,911
Johnson & Johnson  1,054,000  66,336
McKesson Corp.   140,200  15,685
Medtronic, Inc.   506,500  24,185
Sofamor/Danek Group, Inc. (a)  272,900  19,205
Sybron International Corp. (a)  52,700  2,319
  220,203
MEDICAL FACILITIES MANAGEMENT - 2.3%
Carematrix Corp. (a)  158,800  4,228
Columbia/HCA Healthcare Corp.   1,906,405  56,239
Coram Healthcare Corp. warrants 7/11/99 (a)  3,393  -
HEALTHSOUTH Corp. (a)  1,452,600  38,131
Health Management Associates, Inc. Class A (a)  907,450  22,233
  120,831
TOTAL HEALTH   992,918
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   643,800  20,481
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 2.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA  458,900  57,489
General Electric Co.   596,000  43,955
Westinghouse Electric Corp.   993,600  29,808
  131,252
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Tyco International Ltd.   44,840  1,760
UNOVA, Inc.   282,700  4,771
  6,531
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.5%
Thermo Instrument Systems, Inc. (a)  95,750 $ 2,974
USA Waste Services, Inc. (a)  707,800  23,402
Zurn Industries, Inc.   11,800  404
  26,780
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   164,563
MEDIA & LEISURE - 6.6%
BROADCASTING - 0.4%
Chancellor Media Corp. (a)  58,100  3,490
Comcast Corp. Class A special  614,900  17,217
  20,707
ENTERTAINMENT - 1.9%
Disney (Walt) Co.   1,039,900  98,726
LEISURE DURABLES & TOYS - 0.3%
Harley-Davidson, Inc.   373,600  9,877
Nintendo Co. Ltd. Ord.   42,500  4,389
  14,266
LODGING & GAMING - 1.2%
Circus Circus Enterprises, Inc. (a)  432,400  8,918
HFS, Inc. (a)  211,200  14,494
Mirage Resorts, Inc. (a)  1,144,300  27,177
Sun International Hotels Ltd. Ord. (a)  348,100  13,206
  63,795
PUBLISHING - 1.0%
Times Mirror Co. Class A  335,500  19,920
Tribune Co.   339,100  19,117
US WEST Media Group (a)  604,900  16,068
  55,105
RESTAURANTS - 1.8%
Applebee's International, Inc.   41,500  877
Brinker International, Inc. (a)  568,500  8,385
Landry's Seafood Restaurants, Inc. (a)  532,100  14,965
McDonald's Corp.   402,200  19,507
Papa John's International, Inc. (a)  38,000  1,263
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Starbucks Corp. (a)  423,900 $ 14,784
Tricon Global Restaurants, Inc. (a)  789,680  26,701
Wendy's International, Inc.   486,100  10,208
  96,690
TOTAL MEDIA & LEISURE   349,289
NONDURABLES - 8.5%
BEVERAGES - 1.0%
PepsiCo, Inc.   1,362,100  50,227
FOODS - 1.3%
American Italian Pasta Co., Series A  198,700  4,694
Campbell Soup Co.   370,900  20,770
General Mills, Inc.   312,100  23,095
Sara Lee Corp.   413,100  21,843
  70,402
HOUSEHOLD PRODUCTS - 1.2%
Avon Products, Inc.   79,900  4,619
Colgate-Palmolive Co.   177,000  11,826
Procter & Gamble Co.   644,800  49,206
  65,651
TOBACCO - 5.0%
Philip Morris Companies, Inc.   5,664,800  246,419
RJR Nabisco Holdings Corp.   606,700  22,107
  268,526
TOTAL NONDURABLES   454,806
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   325,000  5,340
Getchell Gold Corp. (a)  60,200  1,580
  6,920
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.0%
Just for Feet, Inc. (a)  529,900 $ 8,975
Ross Stores, Inc.   406,300  15,846
TJX Companies, Inc.   871,900  30,080
  54,901
DRUG STORES - 1.4%
CVS Corp.   647,777  42,996
Rite Aid Corp.   430,200  28,286
  71,282
GENERAL MERCHANDISE STORES - 4.1%
Consolidated Stores Corp. (a)  491,375  23,893
Costco Companies, Inc. (a)  421,100  18,660
Dayton Hudson Corp.   383,100  25,452
Wal-Mart Stores, Inc.   3,750,300  149,778
  217,783
GROCERY STORES - 0.4%
Safeway, Inc. (a)  362,200  22,004
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Bed Bath & Beyond, Inc. (a)  352,800  11,775
Corporate Express, Inc.   962,725  15,042
Home Depot, Inc.   928,250  51,924
Lowe's Companies, Inc.   662,700  30,443
Staples, Inc. (a)  733,087  20,664
Toys "R" Us, Inc. (a)  562,189  19,185
U.S. Office Products Co. (a)  206,100  4,096
Viking Office Products, Inc. (a)  180,300  4,181
Williams-Sonoma, Inc. (a)  91,200  3,477
  160,787
TOTAL RETAIL & WHOLESALE   526,757
SERVICES - 1.5%
ADVERTISING - 0.1%
Omnicom Group, Inc.   75,100  5,567
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  248,500  10,592
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  246,800 $ 9,733
SERVICES - 1.0%
AccuStaff, Inc. (a)  672,400  19,878
Corrections Corp. of America (a)  463,400  16,045
Gartner Group, Inc. Class A (a)  682,000  19,863
  55,786
TOTAL SERVICES   81,678
TECHNOLOGY - 24.3%
COMMUNICATIONS EQUIPMENT - 2.2%
ADC Telecommunications, Inc. (a)  644,500  23,967
Aspect Telecommunications Corp. (a)  614,100  13,779
DSC Communications Corp. (a)  571,700  12,899
Lucent Technologies, Inc.   620,600  49,726
Tellabs, Inc. (a)  342,600  17,815
  118,186
COMPUTER SERVICES & SOFTWARE - 10.1%
America Online, Inc. (a)  194,100  14,655
BMC Software, Inc. (a)  288,700  18,729
Broderbund Software, Inc. (a)  498,700  14,493
CUC International, Inc. (a)  965,475  27,757
Cadence Design Systems, Inc. (a)  1,220,500  30,818
Citrix Systems, Inc. (a)  247,700  17,742
CompUSA, Inc. (a)  1,626,000  59,451
Compuware Corp. (a)  215,400  7,526
Electronic Data Systems Corp.   759,000  28,842
Electronics for Imaging, Inc. (a)  364,400  17,582
Equifax, Inc.   322,500  11,005
Henry (Jack) & Associates, Inc.   66,000  1,666
ICG Communications, Inc. (a)  109,000  2,534
Keane, Inc. (a)  502,900  15,936
Manugistics Group, Inc. (a)  19,900  694
Microsoft Corp. (a)  1,144,100  161,890
Oracle Corp. (a)  1,204,087  40,111
Parametric Technology Corp. (a)  282,700  14,294
PeopleSoft, Inc. (a)  199,300  13,042
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Policy Management Systems Corp. (a)  43,500 $ 2,811
Sabre Group Holdings, Inc. Class A (a)  405,200  10,434
Siebel Systems, Inc. (a)  185,300  7,713
Structural Dynamics Research Corp. (a)  429  7
SunGard Data Systems, Inc. (a)  484,200  12,529
Sybase, Inc. (a)  337,100  4,719
  536,980
COMPUTERS & OFFICE EQUIPMENT - 4.7%
Adaptec, Inc. (a)  573,900  28,408
Compaq Computer Corp.   834,550  52,107
Dell Computer Corp. (a)  342,400  28,826
EMC Corp. (a)  844,400  25,596
Fore Systems, Inc. (a)  1,221,000  21,139
Ingram Micro, Inc. Class A (a)  172,600  5,232
Iomega Corp. (a)  522,500  17,177
Pitney Bowes, Inc.   284,100  23,882
Quantum Corp. (a)  873,900  23,268
SCI Systems, Inc. (a)  152,200  6,973
Tech Data Corp. (a)  371,500  14,999
Western Digital Corp. (a)  122,900  2,481
  250,088
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  250,900  8,280
KLA-Tencor Corp. (a)  26,000  1,007
Novellus Systems, Inc. (a)  91,300  3,435
Waters Corp. (a)  257,000  11,003
  23,725
ELECTRONICS - 6.9%
Altera Corp. (a)  530,600  24,839
Intel Corp.   590,600  45,845
Linear Technology Corp.   174,600  11,240
Maxim Integrated Products, Inc. (a)  243,700  16,846
Micron Technology, Inc. (a)  803,000  19,975
Motorola, Inc.   537,900  33,820
Sanmina Corp. (a)  327,400  22,263
Solectron Corp. (a)  213,000  7,761
Taiwan Semiconductor Manufacturing Co. sponsored ADR  1,261,800
27,760
Texas Instruments, Inc.   2,656,400  130,828
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Uniphase Corp. (a)  320,400 $ 12,856
Xilinx, Inc. (a)  409,400  14,150
  368,183
TOTAL TECHNOLOGY   1,297,162
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation Corp. (a)  699,500  21,072
UTILITIES - 4.4%
CELLULAR - 0.1%
Vanguard Cellular Systems, Inc. Class A (a)  424,500  5,916
TELEPHONE SERVICES - 4.3%
AT&T Corp.   614,400  34,330
Cincinnati Bell, Inc.   438,500  12,936
MCI Communications Corp.   1,059,100  46,534
McLeodUSA, Inc. Class A (a)  74,900  2,771
NEXTLINK Communications, Inc. Class A  19,600  397
Sprint Corp.   636,600  37,281
WorldCom, Inc. (a)  2,927,480  93,679
  227,928
TOTAL UTILITIES   233,844
TOTAL COMMON STOCKS
(Cost $3,973,343)   5,206,342
CASH EQUIVALENTS - 2.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97  $ 129,732  129,670
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,103,013)  $ 5,336,012
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $4,113,797,000. Net unrealized appreciation aggregated $1,222,215,000, of which $1,339,417,000 related to appreciated investment securities and $117,202,000 related to depreciated investment securities.
The fund hereby designates approximately $116,982,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                        $ 5,336,012
AGREEMENTS OF $129,670) (COST $4,103,013) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  42,876

RECEIVABLE FOR FUND SHARES SOLD                                                  4,143

DIVIDENDS RECEIVABLE                                                             3,975

OTHER RECEIVABLES                                                                319

PREPAID EXPENSES                                                                 13

 TOTAL ASSETS                                                                    5,387,338

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 34,534

PAYABLE FOR FUND SHARES REDEEMED                                      8,494

ACCRUED MANAGEMENT FEE                                                2,477

DISTRIBUTION FEES PAYABLE                                             1,799

OTHER PAYABLES AND ACCRUED EXPENSES                                   826

 TOTAL LIABILITIES                                                               48,130

NET ASSETS                                                                      $ 5,339,208

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 3,380,104

UNDISTRIBUTED NET INVESTMENT INCOME                                              1,198

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            724,749
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        1,233,157
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                      $ 5,339,208


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                       $51.69
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($28,522 (DIVIDED BY) 551.80 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $51.69)                      $54.84

CLASS T:                                                                    $51.97
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,205,772 (DIVIDED BY) 80,923 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $51.97)                      $53.85

CLASS B:                                                                    $51.41
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($71,496 (DIVIDED BY) 1,390.70 SHARES) A

CLASS C:                                                                    $51.95
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($965 (DIVIDED BY) 18.575 SHARES) A

INSTITUTIONAL CLASS:                                                        $52.86
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,032,453 (DIVIDED BY) 19,533 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 46,294
DIVIDENDS

INTEREST                                                               14,829

 TOTAL INCOME                                                          61,123

EXPENSES

MANAGEMENT FEE                                              $ 30,254

TRANSFER AGENT FEES                                         8,706

DISTRIBUTION FEES                                           19,624

ACCOUNTING FEES AND EXPENSES                                813

NON-INTERESTED TRUSTEES' COMPENSATION                       30

CUSTODIAN FEES AND EXPENSES                                 120

REGISTRATION FEES                                           187

AUDIT                                                       58

LEGAL                                                       106

REPORTS TO SHAREHOLDERS                                     570

MISCELLANEOUS                                               22

 TOTAL EXPENSES BEFORE REDUCTIONS                           60,490

 EXPENSE REDUCTIONS                                         (1,198)    59,292

NET INVESTMENT INCOME                                                  1,831

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      736,822

 FOREIGN CURRENCY TRANSACTIONS                              (4)        736,818

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,300

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               159        175,459

NET GAIN (LOSS)                                                        912,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 914,108
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 1,831        $ 26,314
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  736,818        155,834

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      175,459        529,932

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           914,108        712,080
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (24,274)       (5,736)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (133,430)      (154,511)

 TOTAL DISTRIBUTIONS                                       (157,704)      (160,247)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (282,118)      1,470,586

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  474,286        2,022,419

NET ASSETS

 BEGINNING OF PERIOD                                       4,864,922      2,842,503

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 5,339,208    $ 4,864,922
INCOME OF $1,198 AND $26,034, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 44.80    $ 39.47

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) E                                      (.06)      .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             8.54       5.29

 TOTAL FROM INVESTMENT OPERATIONS                                    8.48       5.33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.36)      -

 FROM NET REALIZED GAIN                                              (1.23)     -

 TOTAL DISTRIBUTIONS                                                 (1.59)     -

NET ASSET VALUE, END OF PERIOD                                      $ 51.69    $ 44.80

TOTAL RETURN B, C                                                    19.73%     13.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 28,522   $ 4,423

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.32% G    1.52% A, D,
                                                                                G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.30% H    1.50% A, H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.12)%     .38% A

PORTFOLIO TURNOVER                                                   108%       76%

AVERAGE COMMISSION RATE I                                           $ .0427    $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 44.81       $ 39.83       $ 28.52       $ 29.50     $ 26.33
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)      (.04) C       .22 C         .06           .08         (.07) C

 NET REALIZED AND UNREALIZED       8.60          6.90          11.54         .39         3.82
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             8.56          7.12          11.60         .47         3.75
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.17)         (.03) D       (.08)         -           (.08)

 FROM NET REALIZED GAIN            (1.23)        (2.11) D      (.16)         (1.45)      (.50)

 IN EXCESS OF NET                  -             -             (.05)         -           -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS               (1.40)        (2.14)        (.29)         (1.45)      (.58)

NET ASSET VALUE, END OF PERIOD    $ 51.97       $ 44.81       $ 39.83       $ 28.52     $ 29.50

TOTAL RETURN A, B                  19.81%        19.00%        41.11%        1.58%       14.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 4,205,772   $ 3,536,973   $ 2,051,429   $ 874,172   $ 377,894
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.31% G       1.36%         1.55%         1.71%       1.85%
NET ASSETS

RATIO OF EXPENSES TO               1.29% E       1.34% E       1.54% E       1.70% E     1.84% E
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME     (.08)%        .54%          .21%          .15%        (.24)%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 108%          76%           97%           137%        160%

AVERAGE COMMISSION RATE F         $ .0427       $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS CLASS - B
      YEAR ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 41.81

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.32)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             9.95

 TOTAL FROM INVESTMENT OPERATIONS                                    9.63

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.03)

NET ASSET VALUE, END OF PERIOD                                      $ 51.41

TOTAL RETURN B, C                                                    23.05%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 71,496

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.93% A,
                                                                    H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.90% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.73)% A

PORTFOLIO TURNOVER                                                   108%

AVERAGE COMMISSION RATE G                                           $ .0427

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 51.84

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .13

 TOTAL FROM INVESTMENT OPERATIONS                                    .11

NET ASSET VALUE, END OF PERIOD                                      $ 51.95

TOTAL RETURN B, C                                                    0.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 965

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.95% A,
                                                                    H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.89% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.82)% A

PORTFOLIO TURNOVER                                                   108%

AVERAGE COMMISSION RATE G                                           $ .0427

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 45.52       $ 40.39       $ 28.90     $ 29.74     $ 26.37
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .22 B         .45 B         .28         .30         .19 B

 NET REALIZED AND UNREALIZED        8.72          7.00          11.69       .42         3.78
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              8.94          7.45          11.97       .72         3.97
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.37)         (.21) C       (.27)       (.11)       (.10)

 FROM NET REALIZED GAIN             (1.23)        (2.11) C      (.16)       (1.45)      (.50)

 IN EXCESS OF NET REALIZED GAIN     -             -             (.05)       -           -

 TOTAL DISTRIBUTIONS                (1.60)        (2.32)        (.48)       (1.56)      (.60)

NET ASSET VALUE, END OF PERIOD     $ 52.86       $ 45.52       $ 40.39     $ 28.90     $ 29.74

TOTAL RETURN A                      20.46%        19.68%        42.15%      2.46%       15.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 1,032,453   $ 1,323,526   $ 791,074   $ 410,450   $ 296,466
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .77%          .79%          .83%        .86%        .95%
NET ASSETS

RATIO OF EXPENSES TO                .75% D        .77% D        .83%        .84% D      .94% D
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME      .46%          1.11%         .92%        1.00%       .66%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                  108%          76%           97%         137%        160%

AVERAGE COMMISSION RATE E          $ .0427       $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,118,910,000 and $5,217,478,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 36,000       $ 36,000

CLASS T     19,298,000     19,298,000

CLASS B     290,000        73,000

CLASS C     375            -

           $ 19,624,375   $ 19,407,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 516,000     $ 353,000

CLASS T     2,561,000     1,784,000

CLASS B     53,000        0 *

           $ 3,130,000   $ 2,137,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 40,000       .27

CLASS T **              FIIOC *     6,978,000     .18

CLASS B                 FIIOC *     75,000        .26 ***

CLASS C                 FIIOC *     78            .23 ***

INSTITUTIONAL CLASS     FIIOC *     1,613,000     .14

                                   $ 8,706,078

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,570,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.20          $ 2,000

CLASS T    1.45           120,000

CLASS B    1.95           25,000

CLASS C    1.95           6,000

                         $ 153,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class expense limitations were changed from 1.75% to 1.20%, 2.00% to 1.45%, 2.50% to 1.95%, and from 1.50% to .95% of each
Class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,012,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                        TRANSFER
                        AGENT
                        INTEREST CREDITS

CLASS T                 $ 8,000

INSTITUTIONAL CLASS     $ 20,000

                        $ 28,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED NOVEMBER 30,

                              1997 B                     1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 44,000                   $ -

FROM NET REALIZED GAIN         155,000                    -

TOTAL                         $ 199,000                  $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 13,448,000               $ 2,317,000

FROM NET REALIZED GAIN         97,420,000                 112,907,000

TOTAL                         $ 110,868,000              $ 115,224,000

CLASS B

FROM NET REALIZED GAIN        $ 341                      $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 10,782,000               $ 3,419,000

FROM NET REALIZED GAIN         35,855,000                 41,604,000

TOTAL                         $ 46,637,000               $ 45,023,000

                              $ 157,704,341              $ 160,247,000

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

AMOUNT IN THOUSANDS              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1997 B, C      1996 A         1997 B, C      1996 A



CLASS A                           527            100           $ 25,137       $ 4,269
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5              -              193            -

SHARES REDEEMED                   (79)           (1)            (3,746)        (67)

NET INCREASE (DECREASE)           453            99            $ 21,584       $ 4,202

CLASS T                           24,794         45,074        $ 1,148,466    $ 1,801,024
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,444          2,864          103,689        106,705

SHARES REDEEMED                   (25,241)       (20,513)       (1,172,658)    (824,097)

NET INCREASE (DECREASE)           1,997          27,425        $ 79,497       $ 1,083,632

CLASS B                           1,494          -             $ 71,102       $ -
SHARES SOLD

SHARES REDEEMED                   (103)          -              (4,871)        -

NET INCREASE (DECREASE)           1,391          -             $ 66,231       $ -

CLASS C                           19             -             $ 959          $ -
SHARES SOLD

INSTITUTIONAL CLASS               8,066          18,894        $ 377,761      $ 763,651
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     748            847            32,100         31,892

SHARES REDEEMED                   (18,359)       (10,250)       (860,250)      (412,791)

NET INCREASE (DECREASE)           (9,545)        9,491         $ (450,389)    $ 382,752


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 27,000

CLASS T                 87,000

CLASS B                 33,000

CLASS C                 6,000

INSTITUTIONAL CLASS     34,000

                       $ 187,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $.22 $5.65
 1/5/98 1/2/98 - $.42
A total of 61.82% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
A total of 7.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,007,210.180    87.818

AGAINST         4,291,145.133     7.110

ABSTAIN         3,061,738.444     5.072

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 8
To approve an amended Management Contract for the fund that would reduce the management fee payable to FMR by the fund.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     66,710,627.011    93.035

AGAINST         1,609,901.646     2.245

ABSTAIN         3,384,602.100     4.720

TOTAL           71,705,130.757    100.000

PROPOSAL 9
To approve an amended Sub-Advisory Agreement with FMR Far East to provide investment advice and research services or investment management services.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     67,131,548.652    93.622

AGAINST         1,423,904.500     1.985

ABSTAIN         3,149,677.605     4.393

TOTAL           71,705,130.757    100.000

PROPOSAL 10
To approve an amended Sub-Advisory Agreement with FMR U.K. to provide investment advice and research services or investment management services.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     67,227,838.970    93.756

AGAINST         1,373,214.429     1.915

ABSTAIN         3,104,077.358     4.329

TOTAL           71,705,130.757    100.000

PROPOSAL 11
To amend the fundamental investment limitation concerning
diversification to permit increased investment in the securities of any single issuer.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     62,897,311.316    88.716

AGAINST         4,791,830.604     6.759

ABSTAIN         3,208,131.837     4.525

TOTAL           70,897,273.757    100.000

BROKER          807,857.000
 NON-VOTES

PROPOSAL 12
To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,995,164.933    87.798

AGAINST         3,927,668.633     6.507

ABSTAIN         3,437,260.191     5.695

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 13
To replace the fundamental name test policy with a non-fundamental policy based on total assets.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,999,480.653    86.149

AGAINST         4,392,073.449     7.276

ABSTAIN         3,968,539.655     6.575

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 14
To eliminate the fundamental investment policy relating to permissible repurchase agreement counterparties.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,893,136.823    89.286

AGAINST         2,650,341.695     4.391

ABSTAIN         3,816,615.239     6.323

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 15
To make explicit the ability of the fund to purchase any security or instrument backed by real estate or real estate interests and any security of companies engaged in the real estate business. Also to eliminate the restriction that securities backed by real estate must be marketable.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,368,713.012    86.760

AGAINST         4,743,640.032     7.859

ABSTAIN         3,247,740.713     5.381

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 16
To add the ability to issue senior securities to the extent permitted under the Investment Company Act of 1940.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     53,467,941.126    88.582

AGAINST         3,564,923.154     5.906

ABSTAIN         3,327,229.477     5.512

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.00
 NON-VOTES

PROPOSAL 17
To replace the fundamental investment limitation on short sales with a non-fundamental limitation which explicitly allows investment in options.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,746,788.062    85.730

AGAINST         5,285,339.696     8.756

ABSTAIN         3,327,965.999     5.514

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 18
To replace the fundamental investment limitation on margin purchases with a similar non-fundamental investment limitation.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,525,098.806    85.363

AGAINST         5,531,277.632     9.164

ABSTAIN         3,303,717.319     5.473

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 19
To amend the borrowing limitation to require a reduction in borrowing if borrowing exceeds the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,284,061.257    86.620

AGAINST         4,685,637.104     7.763

ABSTAIN         3,390,395.396     5.617

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 20
To clarify that the fund can purchase an entire issue of debt securities and to eliminate the reference to "portfolio securities" in the exception for repurchase agreements.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,573,978.831    87.101

AGAINST         4,475,964.819     7.415

ABSTAIN         3,310,150.107     5.484

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 21
To eliminate the fundamental investment limitation restricting ownership of other investment companies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,115,475.095    86.341

AGAINST         5,052,197.551     8.370

ABSTAIN         3,192,421.111     5.289

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 22
To eliminate the fundamental investment limitation concerning investments in securities of newly-formed issuers.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     52,968,667.724    87.754

AGAINST         4,211,135.379     6.977

ABSTAIN         3,180,290.654     5.269

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES

PROPOSAL 23
To eliminate the fundamental limitation restricting investments in oil, gas, and mineral exploration programs.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     51,710,302.052    85.670

AGAINST         5,467,664.983     9.058

ABSTAIN         3,182,126.722     5.272

TOTAL           60,360,093.757    100.000

BROKER          11,345,037.000
 NON-VOTES




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
TECHNOQUANTGROWTH
SM
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     26   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    35   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    43   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            44

PROXY VOTING RESULTS     45


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR TECHNOQUANT GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

 CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1997                                          LIFE OF
                                                                        FUND

ADVISOR TECHNOQUANT GROWTH - CLASS A                                    13.80%

ADVISOR TECHNOQUANT GROWTH - CLASS A (INCL. MAX. 5.75% SALES CHARGE)    7.26%

S&P 500 (REGISTERED TRADEMARK)                                          31.11%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 151731 S00000000000001
             FA TechnoQuant Growth - A   S&P 500
             00267                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9698.33                    10624.80
  1997/02/28       9010.30                    10708.10
  1997/03/31       8557.90                    10268.10
  1997/04/30       8671.00                    10881.11
  1997/05/31       9425.00                    11543.55
  1997/06/30       9839.70                    12060.70
  1997/07/31      10819.90                    13020.37
  1997/08/31      10857.60                    12290.97
  1997/09/30      11526.78                    12964.15
  1997/10/31      10961.28                    12531.14
  1997/11/28      10725.65                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 151732 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class A on December 31, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $10,726 - a 7.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR TECHNOQUANT GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

 CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1997                                          LIFE OF
                                                                        FUND

ADVISOR TECHNOQUANT GROWTH - CLASS T                                    13.60%

ADVISOR TECHNOQUANT GROWTH - CLASS T (INCL. MAX. 3.50% SALES CHARGE)    9.62%

S&P 500 (REGISTERED TRADEMARK)                                          31.11%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 152828 S00000000000001
             FA TechnoQuant Growth - T   S&P 500
             00269                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9929.85                    10624.80
  1997/02/28       9215.75                    10708.10
  1997/03/31       8752.55                    10268.10
  1997/04/30       8868.35                    10881.11
  1997/05/31       9640.35                    11543.55
  1997/06/30      10064.95                    12060.70
  1997/07/31      11058.90                    13020.37
  1997/08/31      11097.50                    12290.97
  1997/09/30      11773.00                    12964.15
  1997/10/31      11194.00                    12531.14
  1997/11/28      10962.40                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 152829 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class T on December 31, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $10,962 - a 9.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR TECHNOQUANT GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
 CUMULATIVE TOTAL RETURNS

PERIOD ENDED NOVEMBER 30, 1997                                                   LIFE OF
                                                                                 FUND

ADVISOR TECHNOQUANT GROWTH - CLASS B                                             13.10%

ADVISOR TECHNOQUANT GROWTH - CLASS B (INCL. CONTINGENT DEFERRED SALES CHARGE)    8.10%

S&P 500 (REGISTERED TRADEMARK)                                                   31.11%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 152028 S00000000000001
             FA TechnoQuant Growth - B   S&P 500
             00268                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/28      10810.00                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 152029 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class B on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,810 - an 8.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR TECHNOQUANT GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1/shareholder service fee. Class C's contingent deferred sales charge included in the life of fund total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
 CUMULATIVE TOTAL RETURNS

PERIOD ENDED NOVEMBER 30, 1997                                                   LIFE OF
                                                                                 FUND

ADVISOR TECHNOQUANT GROWTH - CLASS C                                             13.12%

ADVISOR TECHNOQUANT GROWTH - CLASS C (INCL. CONTINGENT DEFERRED SALES CHARGE)    12.12%

S&P 500 (REGISTERED TRADEMARK)                                                   31.11%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19980120 081543 S00000000000001
             FA TechnoQuant Growth - C   S&P 500
             00486                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.01                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.01                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.01                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/28      11212.07                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19980120 081544 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class C on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,212 - a 12.12% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on December 31, 1996, through November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 13.80%, 13.60%, 13.10% and 13.12%, respectively. During the same period, the Standard & Poor's 500 Index returned 31.11%.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. The fund's tilt toward mid-capitalization stocks hurt performance. For the three years that ended March 1997, large-cap stocks markedly outperformed all other stocks. As a result, the fund dramatically underperformed the S&P 500 index through April. During the next several months, however, momentum veered away from large-cap stocks as investors started buying more small- and mid-cap stocks. Many of the largest-cap companies in the S&P 500 index were trading at extremely high valuation levels and investors saw opportunities to buy smaller-cap companies that hadn't yet reached peak valuations relative to their earnings growth. At that point, the fund's performance picked up as the market breadth improved. However, that turn of fortune did not last long. At the end of October, the turmoil in Southeast Asia sent many investors into a panic. Many of them, particularly foreign investors, rushed back into large-cap stocks, considering the big names such as General Electric and IBM as "safe havens." Therefore, the fund's performance lagged in late October and November, when the market narrowed significantly.
Q. WHAT OTHER FACTORS AFFECTED THE FUND'S PERFORMANCE?
A. The fund's quantitative models predicted that volatility would increase throughout the year. This information encouraged me to position the fund defensively. I believe this strategy was a real plus when we encountered higher levels of volatility.
Q. BUT ISN'T ADVISOR TECHNOQUANT SUPPOSED TO BE AN AGGRESSIVE EQUITY
FUND?
A. Positioning an aggressive fund defensively may sound counter-intuitive, but it's not. When I talk about Advisor TechnoQuant in terms of being aggressive or defensive, I am referring to its concentration on sectors and individual equities. At the end of the period, about 58% of the fund's assets were spread out across five sectors. In addition, each of the fund's top 30 stocks, on average, represented only about 1.2% of the fund. This was a defensive position relative to what Advisor TechnoQuant can do. For example, the fund could own 50 equities concentrated in just three sectors. That would be aggressive. Since most people think of defensive positioning as a move out of stocks and into cash, I want to stress that the fund remains about 95% invested in equities. By that measure, it is still an aggressive equity fund.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
WHICH WERE DISAPPOINTMENTS?
A. Energy service stocks, such as BJ Services and Halliburton, helped the fund's performance during much of the period. These companies have fleets of rigs used for deep-water drilling, and the supply of rigs in the overall market has been fairly low. This capacity constraint allowed energy service companies to charge higher daily rental rates for their rigs - jump-starting their stocks. However, the stocks lost some ground in November, detracting from performance. The sector that hurt the fund the most was health care. The worst performer in this sector was Oxford Health Plans. The company's stock plummeted more than 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. Following my models, I reduced the exposure to the stock by more than 50% before it took a hit that day, but the small position the fund held after that still hurt performance. I sold the fund's position in Oxford Health by the end of the period. Boston Scientific, Interneuron Pharmaceuticals and U.S. Diagnostic were other health care stocks that detracted from performance, although the effects were minimal since the fund sold its investments in Interneuron Pharmaceuticals and U.S. Diagnostic by the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. A combination of some of the more predictive technical cycles indicates that, after a little more downside, we should see the market consolidate with a slight upward drift into the first quarter of 1998. More importantly, I expect the levels of volatility that we are seeing now to continue for a while. Having said that, let me stress that time
- and not timing - has been the key to making money in the stock market. Historically, the market has logged more "up" months than "down" months, so if an investor tries to time the market by getting out and back in again, the odds are that the investor will be out of the market during an "up" month. This is especially important to remember during a volatile environment like the one we saw at the end of the period. Investors in Advisor TechnoQuant should plan to stay invested for at least two or three years. I've said it before and I'll say it again, time - and not timing - is the key to success in the financial markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

AVIS RENT A CAR, INC.           1.8            0.0

DIME BANCORP., INC.             1.6            1.4

WORLDCOM, INC.                  1.6            1.9

ROSS STORES, INC.               1.5            0.9

TEXACO, INC.                    1.5            0.0

PEPSICO, INC.                   1.4            2.8

TOOTSIE ROLL INDUSTRIES, INC.   1.4            1.7

KEANE, INC.                     1.4            0.0

MCI COMMUNICATIONS CORP.        1.3            0.0

ZURN INDUSTRIES, INC.           1.3            0.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

RETAIL & WHOLESALE   12.7           13.0

TECHNOLOGY           12.6           9.4

ENERGY               12.0           15.3

HEALTH               10.6           6.3

FINANCE              9.7            11.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 50.0
ROW: 1, COL: 3, VALUE: 44.5
STOCKS  95.2%
SHORT-TERM
INVESTMENTS 4.8%
FOREIGN
INVESTMENTS 4.5%
STOCKS  94.5%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 3.8%
ROW: 1, COL: 1, VALUE: 4.8
ROW: 1, COL: 2, VALUE: 45.2
ROW: 1, COL: 3, VALUE: 50.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.2%
Advanced Aerodynamics & Structures, Inc. Class A (a) 47,100 $ 147,188 Aviall, Inc. (a) 21,500 305,031
  452,219
SHIP BUILDING & REPAIR - 1.0%
Halter Marine Group, Inc. (a)   14,300  398,613
TOTAL AEROSPACE & DEFENSE   850,832
BASIC INDUSTRIES - 2.7%
CHEMICALS & PLASTICS - 0.5%
Foamex International, Inc. (a)  17,700  194,700
Ivex Packaging Corp.   600  12,000
  206,700
IRON & STEEL - 0.8%
Mueller Industries, Inc. (a)  6,700  311,969
METALS & MINING - 1.4%
Alcan Aluminium Ltd.   5,100  137,165
Aluminum Co. of America  5,900  396,775
  533,940
TOTAL BASIC INDUSTRIES   1,052,609
CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 0.6%
Ryland Group, Inc.   10,100  220,306
ENGINEERING - 0.0%
Group Maintenance America Corp.   300  4,200
REAL ESTATE - 0.0%
Trammell Crow Co.   100  2,200
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Commercial Net Lease Realty, Inc.   7,800  125,775
Imperial Credit Commercial Mortgage Investment Corp.   5,800  90,625
SL Green Realty Corp.   200  5,200
  221,600
TOTAL CONSTRUCTION & REAL ESTATE   448,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 5.2%
CONSUMER DURABLES - 0.9%
Minnesota Mining & Manufacturing Co.   3,600 $ 350,775
CONSUMER ELECTRONICS - 0.2%
Whirlpool Corp.   1,600  87,700
HOME FURNISHINGS - 3.4%
Miller (Herman), Inc.   10,000  507,500
O'Sullivan Industries Holdings, Inc. (a)   30,300  386,325
Stanley Furniture Co., Inc. (a)  14,700  400,575
  1,294,400
TEXTILES & APPAREL - 0.7%
Novel Denim Holdings Ltd.   100  2,275
VF Corp.   5,800  267,888
  270,163
TOTAL DURABLES   2,003,038
ENERGY - 12.0%
ENERGY SERVICES - 5.8%
BJ Services Co. (a)  5,900  423,694
Bayard Drilling Technologies, Inc.   100  1,838
CAL Dive International, Inc.   13,100  386,450
Diamond Offshore Drilling, Inc.   4,400  219,450
ENSCO International, Inc.   7,700  275,275
Halliburton Co.   9,000  485,438
Key Energy Group, Inc. (a)   6,100  148,306
Layne Christensen Co. (a)  2,300  40,106
Rowan Companies, Inc. (a)  6,800  231,200
Santa Fe International Corp.   100  4,194
Transcoastal Marine Services, Inc.   100  1,950
  2,217,901
OIL & GAS - 6.2%
Cabot Oil & Gas Corp. Class A  13,800  286,350
Coastal Corp. (The)  6,900  404,081
Dril-Quip, Inc.   100  2,994
Enron Oil & Gas Co.   14,700  280,219
Harken Energy Corp. (a)  31,200  173,550
Pioneer Natural Resources Co.   8,328  265,976
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co.   8,100 $ 426,769
Texaco, Inc.   10,000  565,000
  2,404,939
TOTAL ENERGY   4,622,840
FINANCE - 9.7%
BANKS - 2.5%
First International Bancorp., Inc.   22,200  302,475
North Fork Bancorp., Inc.   12,000  364,500
Peoples Heritage Financial Group, Inc.   6,800  289,850
  956,825
CREDIT & OTHER FINANCE - 1.2%
FIRSTPLUS Financial Group, Inc. (a)   3,700  141,063
Money Store, Inc.   12,800  320,800
  461,863
FEDERAL SPONSORED CREDIT - 1.0%
Federal National Mortgage Association  7,500  396,094
INSURANCE - 2.9%
Conseco, Inc.   5,100  237,469
INSpire Insurance Solutions, Inc.   12,100  229,900
Life USA Holding, Inc. (a)  22,200  371,850
Paula Financial  100  2,225
Stirling Cooke Brown Holdings Ltd.   100  2,425
Torchmark Corp.   6,400  261,200
  1,105,069
SAVINGS & LOANS - 1.6%
Dime Bancorp., Inc.   25,700  623,225
SECURITIES INDUSTRY - 0.5%
Affiliated Managers Group, Inc.   100  2,500
American Capital Strategies Ltd.   100  1,850
Lehman Brothers Holdings, Inc.   4,100  207,306
  211,656
TOTAL FINANCE   3,754,732
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 10.6%
DRUGS & PHARMACEUTICALS - 4.8%
American Home Products Corp.   4,400 $ 307,450
Biogen, Inc. (a)  5,200  182,000
BioReliance Corp.   6,000  111,000
Bristol-Myers Squibb Co.   4,100  383,863
Gilead Sciences, Inc. (a)  8,400  289,800
Schering-Plough Corp.   7,600  476,425
Trimeris, Inc.   5,600  81,200
  1,831,738
MEDICAL EQUIPMENT & SUPPLIES - 1.8%
Bausch & Lomb, Inc.   10,200  404,175
Boston Scientific Corp. (a)   2,900  131,044
St. Jude Medical, Inc. (a)  4,900  145,163
Young Innovations, Inc.   100  1,488
  681,870
MEDICAL FACILITIES MANAGEMENT - 4.0%
AmeriPath, Inc.   100  1,675
Beverly Enterprises, Inc. (a)  20,000  340,000
HEALTHSOUTH Corp. (a)  13,600  357,000
Humana, Inc. (a)  16,000  355,000
Tenet Healthcare Corp. (a)   15,900  503,831
  1,557,506
TOTAL HEALTH   4,071,114
HOLDING COMPANIES - 0.1%
Consolidation Capital Corp.   1,500  30,844
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 1.2%
General Electric Co.   5,900  435,125
Globecomm Systems, Inc.   200  2,550
  437,675
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   3,300  158,194
POLLUTION CONTROL - 1.3%
Zurn Industries, Inc.   15,000  513,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,109,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 3.9%
ENTERTAINMENT - 1.4%
AMF Bowling, Inc.   10,000 $ 248,125
MGM Grand, Inc.   7,200  281,700
  529,825
LEISURE DURABLES & TOYS - 0.5%
Harley-Davidson, Inc.   6,800  179,775
LODGING & GAMING - 1.5%
Anchor Gaming (a)  3,500  278,250
Colonial Downs Holdings, Inc. Class A  30,700  138,150
Grand Casinos, Inc. (a)   13,200  173,250
  589,650
RESTAURANTS - 0.5%
Il Fornaio America Corp.   4,200  60,375
Star Buffet, Inc.   100  1,306
Tricon Global Restaurants, Inc. (a)  3,740  126,459
  188,140
TOTAL MEDIA & LEISURE   1,487,390
NONDURABLES - 5.8%
BEVERAGES - 2.1%
Coors (Adolph) Co., Class B  7,900  284,400
PepsiCo, Inc.   14,600  538,375
  822,775
FOODS - 3.0%
American Italian Pasta Co., Series A  100  2,363
Authentic Specialty Foods, Inc.   7,200  71,100
Campbell Soup Co.   7,200  403,200
Fletchers Fine Foods Ltd.   10,900  153,467
Tootsie Roll Industries, Inc.   8,100  520,425
  1,150,555
HOUSEHOLD PRODUCTS - 0.7%
Clorox Co.   3,200  248,400
TOTAL NONDURABLES   2,221,730
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 12.7%
APPAREL STORES - 2.1%
Big Dog Holdings, Inc.   13,100 $ 126,088
Filene's Basement Corp. (a)  16,700  105,419
Ross Stores, Inc.   14,700  573,300
  804,807
GENERAL MERCHANDISE STORES - 5.8%
Costco Companies, Inc. (a)  3,000  132,938
Dayton Hudson Corp.   6,200  411,913
Federated Department Stores, Inc. (a)  6,900  314,381
Freds, Inc. Class A  19,200  470,400
MacFrugals Bargains Closeouts, Inc. (a)   5,100  218,663
Meyer (Fred), Inc. (a)  6,300  213,413
Nordstrom, Inc.   8,000  472,000
  2,233,708
GROCERY STORES - 0.5%
Safeway, Inc. (a)  3,100  188,325
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
AC Moore Arts & Crafts, Inc.   200  3,000
Home Depot, Inc.   6,900  385,969
Lowe's Companies, Inc.   4,900  225,094
Metal Management, Inc. (a)   16,900  357,013
Pier 1 Imports, Inc.   14,600  326,675
Tandy Corp.   8,500  365,500
U.S.A. Floral Products, Inc.   100  1,525
White Capital Industries Corp.   100  1,919
  1,666,695
TOTAL RETAIL & WHOLESALE   4,893,535
SERVICES - 5.3%
LEASING & RENTAL - 2.3%
Avis Rent A Car, Inc. (a)  20,200  677,963
Budget Group, Inc. Class A (a)  5,800  205,900
  883,863
SERVICES - 3.0%
Boron LePore & Associates, Inc.   7,300  178,850
Bright Horizons, Inc.   15,200  241,300
Mac-Gray Corp.   100  1,475
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Medpartners, Inc. (a)  7,400 $ 183,150
National Research Corp.   100  1,956
Personnel Group of America, Inc. (a)   8,600  314,438
Snyder Communications, Inc.   7,000  237,563
  1,158,732
TOTAL SERVICES   2,042,595
TECHNOLOGY - 12.6%
COMMUNICATIONS EQUIPMENT - 1.4%
Lucent Technologies, Inc.   4,500  360,563
Newbridge Networks Corp. (a)  4,100  172,713
Securacom, Inc.   100  1,038
  534,314
COMPUTER SERVICES & SOFTWARE - 8.2%
Advantage Learning Systems, Inc.   11,100  252,525
Best Software, Inc. (a)  10,700  111,013
Concord Communications, Inc.   12,800  280,000
Corsair Communications, Inc.   17,100  303,525
Credit Management Solutions, Inc.   13,700  164,400
Electronics for Imaging, Inc. (a)   5,800  279,850
HBO & Co.   5,600  251,300
Infodata Systems, Inc. (a)  3,800  48,450
Keane, Inc. (a)  16,400  519,675
Learning Co., Inc. (The) (a)  5,000  90,625
N2K, Inc.   3,400  66,300
Omega Research, Inc.   17,200  88,150
PRT Group, Inc.   200  2,675
RealNetworks, Inc.   100  1,563
Remedy Corp. (a)  11,100  484,238
SPR, Inc.   6,000  95,250
Sybase, Inc. (a)  7,600  106,400
  3,145,939
ELECTRONIC INSTRUMENTS - 1.6%
FARO Technologies, Inc.   19,700  241,325
OYO Geospace, Inc.   100  1,594
Thermo Electron Corp. (a)   10,000  368,125
  611,044
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.4%
AMP, Inc.   2,600 $ 112,938
Analog Devices, Inc. (a)  7,400  232,175
Applied Micro Circuits Corp.   400  4,400
Asia Electronics Holdings Co., Inc.   16,300  122,250
Galileo Technology Ltd.   3,000  91,500
  563,263
TOTAL TECHNOLOGY   4,854,560
TRANSPORTATION - 1.6%
AIR TRANSPORTATION - 0.5%
Air Canada, Inc. (a)  19,000  181,454
RAILROADS - 0.9%
Burlington Northern Santa Fe Corp.   2,000  183,000
CSX Corp.   3,500  183,094
  366,094
TRUCKING & FREIGHT - 0.2%
C.H. Robinson Worldwide, Inc.   3,600  75,600
TOTAL TRANSPORTATION   623,148
UTILITIES - 6.0%
CELLULAR - 1.2%
Bell Canada International, Inc.   17,400  252,316
Iridium World Communications Ltd. Class A  200  8,150
360 Degrees Communications Co. (a)  10,000  192,500
  452,966
ELECTRIC UTILITY - 1.6%
American Electric Power Co., Inc.   8,000  396,500
FPL Group, Inc.   3,700  206,969
  603,469
TELEPHONE SERVICES - 3.2%
AT&T Corp.   1,400  78,225
Excel Switching Corp.   100  2,413
France Telecom SA  200  7,340
MCI Communications Corp.   11,700  514,061
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Startec Global Communications Corp.   100 $ 1,600
Telstra Corp. (installment receipt) (a)(c)  16,800  31,469
WorldCom, Inc. (a)  18,700  598,400
  1,233,508
TOTAL UTILITIES   2,289,943
TOTAL COMMON STOCKS
(Cost $34,259,661)   36,356,835
U.S. TREASURY OBLIGATIONS - 0.3%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bill, yield at date of purchase
5.36%, 1/8/98 (Cost $99,459) $ 100,000  99,459
CASH EQUIVALENTS - 5.2%
 SHARES
Taxable Central Cash Fund (b)
(Cost $2,010,048)  2,010,048  2,010,048
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $36,369,168)  $ 38,466,342
CURRENCY ABBREVIATIONS
AUD - Australian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Purchased on an installment basis. Market value reflects only those payments made through November 30, 1997. The remaining installment aggregating AUD 22,680 is due November 17, 1998.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $36,414,135. Net unrealized appreciation aggregated $2,052,207, of which $4,332,602 related to appreciated investment securities and $2,280,395 related to depreciated investment securities.
The fund hereby designates approximately $48,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1998 approximately $284,000 of losses recognized during the period November 1, 1997 to November 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $36,369,168) -                  $ 38,466,342
SEE ACCOMPANYING SCHEDULE

CASH                                                                      7,457

RECEIVABLE FOR INVESTMENTS SOLD                                           374,456

RECEIVABLE FOR FUND SHARES SOLD                                           133,529

DIVIDENDS RECEIVABLE                                                      28,125

INTEREST RECEIVABLE                                                       9,761

PREPAID EXPENSES                                                          12,737

RECEIVABLE FROM INVESTMENT ADVISOR FOR EXPENSE REDUCTIONS                 5,739

 TOTAL ASSETS                                                             39,038,146

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 366,184

PAYABLE FOR FUND SHARES REDEEMED                              43,658

DISTRIBUTION FEES PAYABLE                                     19,151

OTHER PAYABLES AND ACCRUED EXPENSES                           73,148

 TOTAL LIABILITIES                                                        502,141

NET ASSETS                                                               $ 38,536,005

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 35,522,679

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     916,155
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,097,171
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 38,536,005


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.38
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,375,707 (DIVIDED BY) 472,273 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.38)           $12.07

CLASS T:                                                         $11.36
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($20,283,089 (DIVIDED BY) 1,785,475 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.36)           $11.77

CLASS B:                                                         $11.31
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,369,828 (DIVIDED BY) 1,005,481 SHARES) A

CLASS C:                                                         $11.36
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($48,490 (DIVIDED BY) 4,268 SHARES) A

INSTITUTIONAL CLASS:                                             $11.40
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,458,891 (DIVIDED BY) 127,929 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997

INVESTMENT INCOME                                                                                         $ 152,101
DIVIDENDS

INTEREST                                                                                                   76,234

 TOTAL INCOME                                                                                              228,335

EXPENSES

MANAGEMENT FEE                                                                               $ 135,400

TRANSFER AGENT FEES                                                                           64,069

DISTRIBUTION FEES                                                                             127,689

ACCOUNTING FEES AND EXPENSES                                                                  55,019

NON-INTERESTED TRUSTEES' COMPENSATION                                                         72

CUSTODIAN FEES AND EXPENSES                                                                   14,305

REGISTRATION FEES                                                                             132,834

AUDIT                                                                                         27,338

LEGAL                                                                                         325

REPORTS TO SHAREHOLDERS                                                                       22,874

MISCELLANEOUS                                                                                 84

 TOTAL EXPENSES BEFORE REDUCTIONS                                                             580,009

 EXPENSE REDUCTIONS                                                                           (111,539)    468,470

NET INVESTMENT INCOME (LOSS)                                                                               (240,135)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                                        1,169,770

 FUTURES CONTRACTS                                                                            (13,480)     1,156,290

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                                        2,097,174

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                 (3)          2,097,171

NET GAIN (LOSS)                                                                                            3,253,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                           $ 3,013,326
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      NOVEMBER 30,
      1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                          $ (240,135)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            1,156,290

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                2,097,171

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     3,013,326

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         35,522,679

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            38,536,005

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 38,536,005


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.45

 TOTAL FROM INVESTMENT OPERATIONS                               1.38

NET ASSET VALUE, END OF PERIOD                                 $ 11.38

TOTAL RETURN B, C                                               13.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.75% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.73)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

 TOTAL FROM INVESTMENT OPERATIONS                               1.36

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN B, C                                               13.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.00% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (1.00)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.15)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

 TOTAL FROM INVESTMENT OPERATIONS                               1.31

NET ASSET VALUE, END OF PERIOD                                 $ 11.31

TOTAL RETURN B, C                                               13.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 11,370

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (1.51)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        (.49)

 TOTAL FROM INVESTMENT OPERATIONS                               (.49)

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN B, C                                               (4.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A,
                                                                F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.60)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                              (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     1.44

 TOTAL FROM INVESTMENT OPERATIONS                            1.40

NET ASSET VALUE, END OF PERIOD                              $ 11.40

TOTAL RETURN B, C                                            14.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,459

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.50% A,
                                                            F

RATIO OF NET INVESTMENT INCOME (LOSS) AVERAGE NET ASSETS     (.42)% A

PORTFOLIO TURNOVER                                           213% A

AVERAGE COMMISSION RATE G                                   $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $81,719,430 and $48,629,515, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,066,065 and $2,052,585, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 9,431     $ 9,431

CLASS T     59,373      59,373

CLASS B     58,875      14,718

CLASS C     10          0

           $ 127,689   $ 83,522

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 54,370    $ 24,195

CLASS T     111,714     69,778

CLASS B     18,557      0 *

CLASS C     -           - *

           $ 184,641   $ 93,973

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports except proxy statements. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT     % OF
                       AGENT                 AVERAGE
                                             NET ASSETS

CLASS A                FIIOC **   $ 8,337    .22 *

CLASS T                FIIOC **    37,499    .32 *

CLASS B                FIIOC **    14,774    .25 *

CLASS C                FIIOC **    2         .20 *

INSTITUTIONAL CLASS    FIIOC **    3,457     .30 *

                                  $ 64,069

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $14,045 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                        FMR           REIMBURSEMENT
                        EXPENSE
                        LIMITATIONS

CLASS A                 1.75%         $ 24,765

CLASS T                 2.00%          25,424

CLASS B                 2.50%          22,020

CLASS C                 2.50%          5,614

INSTITUTIONAL CLASS     1.50%          33,716

                                      $ 111,539

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES         DOLLARS

                           YEAR ENDED     YEAR ENDED
                           NOVEMBER 30,   NOVEMBER 30,

                           1997 A, B      1997 A, B



CLASS A                     571,771       $ 5,930,301
SHARES SOLD

SHARES REDEEMED             (99,498)       (1,090,791)

NET INCREASE (DECREASE)     472,273       $ 4,839,510

CLASS T                     2,073,347     $ 21,705,071
SHARES SOLD

SHARES REDEEMED             (287,872)      (3,025,861)

NET INCREASE (DECREASE)     1,785,475     $ 18,679,210

CLASS B                     1,069,604     $ 11,365,164
SHARES SOLD

SHARES REDEEMED             (64,123)       (703,523)

NET INCREASE (DECREASE)     1,005,481     $ 10,661,641

CLASS C                     4,268         $ 49,053
SHARES SOLD

INSTITUTIONAL CLASS         139,871       $ 1,425,408
SHARES SOLD

SHARES REDEEMED             (11,942)       (132,143)

NET INCREASE (DECREASE)     127,929       $ 1,293,265

SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
  TO NOVEMBER 30, 1997.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 29,355

CLASS T                  33,518

CLASS B                  31,027

CLASS C                  5,621

INSTITUTIONAL CLASS      33,313

                        $ 132,834

8. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 22% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor TechnoQuant Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor TechnoQuant Growth Fund (a fund of Fidelity Advisor Series I) at November 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor TechnoQuant Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
January 14, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor TechnoQuant Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/22/97 12/19/97 $.36
 1/5/98 1/2/98 $.01
Class T 12/22/97 12/19/97 $.35
 1/5/98 1/2/98 $.01
Class B 12/22/97 12/19/97 $.32
 1/5/98 1/2/98 $.01
Class C 12/22/97 12/19/97 $.35
 1/5/98 1/2/98 $.01
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
TECHNOQUANTGROWTH
SM
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     20   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    29   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    37   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            38

PROXY VOTING RESULTS     39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR TECHNOQUANT GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1997                     LIFE OF
                                                   FUND

ADVISOR TECHNOQUANT GROWTH - INSTITUTIONAL CLASS   14.00%

S&P 500 (REGISTERED TRADEMARK)                     31.11%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class' had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 152432 S00000000000001
             FA TechnoQuant Growth - I   S&P 500
             00243                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9550.00                    10708.10
  1997/03/31       9070.00                    10268.10
  1997/04/30       9200.00                    10881.11
  1997/05/31      10000.00                    11543.55
  1997/06/30      10440.00                    12060.70
  1997/07/31      11480.00                    13020.37
  1997/08/31      11530.00                    12290.97
  1997/09/30      12240.00                    12964.15
  1997/10/31      11640.00                    12531.14
  1997/11/28      11400.00                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 152434 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,400 - a 14.00% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on December 31, 1996, through November 30, 1997, the fund's Institutional Class shares had a total return of 14.00%. During the same period, the Standard & Poor's 500 Index returned 31.11%.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX?
A. The fund's tilt toward mid-capitalization stocks hurt performance. For the three years that ended March 1997, large-cap stocks markedly outperformed all other stocks. As a result, the fund dramatically underperformed the S&P 500 index through April. During the next several months, however, momentum veered away from large-cap stocks as investors started buying more small- and mid-cap stocks. Many of the largest-cap companies in the S&P 500 index were trading at extremely high valuation levels and investors saw opportunities to buy smaller-cap companies that hadn't yet reached peak valuations relative to their earnings growth. At that point, the fund's performance picked up as the market breadth improved. However, that turn of fortune did not last long. At the end of October, the turmoil in Southeast Asia sent many investors into a panic. Many of them, particularly foreign investors, rushed back into large-cap stocks, considering the big names such as General Electric and IBM as "safe havens." Therefore, the fund's performance lagged in late October and November, when the market narrowed significantly.
Q. WHAT OTHER FACTORS AFFECTED THE FUND'S PERFORMANCE?
A. The fund's quantitative models predicted that volatility would increase throughout the year. This information encouraged me to position the fund defensively. I believe this strategy was a real plus when we encountered higher levels of volatility.
Q. BUT ISN'T ADVISOR TECHNOQUANT SUPPOSED TO BE AN AGGRESSIVE EQUITY
FUND?
A. Positioning an aggressive fund defensively may sound counter-intuitive, but it's not. When I talk about Advisor TechnoQuant in terms of being aggressive or defensive, I am referring to its concentration on sectors and individual equities. At the end of the period, about 58% of the fund's assets were spread out across five sectors. In addition, each of the fund's top 30 stocks, on average, represented only about 1.2% of the fund. This was a defensive position relative to what Advisor TechnoQuant can do. For example, the fund could own 50 equities concentrated in just three sectors. That would be aggressive. Since most people think of defensive positioning as a move out of stocks and into cash, I want to stress that the fund remains about 95% invested in equities. By that measure, it is still an aggressive equity fund.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
WHICH WERE DISAPPOINTMENTS?
A. Energy service stocks, such as BJ Services and Halliburton, helped the fund's performance during much of the period. These companies have fleets of rigs used for deep-water drilling, and the supply of rigs in the overall market has been fairly low. This capacity constraint allowed energy service companies to charge higher daily rental rates for their rigs - jump-starting their stocks. However, the stocks lost some ground in November, detracting from performance. The sector that hurt the fund the most was health care. The worst performer in this sector was Oxford Health Plans. The company's stock plummeted more than 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. Following my models, I reduced the exposure to the stock by more than 50% before it took a hit that day, but the small position the fund held after that still hurt performance. I sold the fund's position in Oxford Health by the end of the period. Boston Scientific, Interneuron Pharmaceuticals and U.S. Diagnostic were other health care stocks that detracted from performance, although the effects were minimal since the fund sold its investments in Interneuron Pharmaceuticals and U.S. Diagnostic by the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. A combination of some of the more predictive technical cycles indicates that, after a little more downside, we should see the market consolidate with a slight upward drift into the first quarter of 1998. More importantly, I expect the levels of volatility that we are seeing now to continue for a while. Having said that, let me stress that time
- and not timing - has been the key to making money in the stock market. Historically, the market has logged more "up" months than "down" months, so if an investor tries to time the market by getting out and back in again, the odds are that the investor will be out of the market during an "up" month. This is especially important to remember during a volatile environment like the one we saw at the end of the period. Investors in Advisor TechnoQuant should plan to stay invested for at least two or three years. I've said it before and I'll say it again, time - and not timing - is the key to success in the financial markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

AVIS RENT A CAR, INC.           1.8            0.0

DIME BANCORP., INC.             1.6            1.4

WORLDCOM, INC.                  1.6            1.9

ROSS STORES, INC.               1.5            0.9

TEXACO, INC.                    1.5            0.0

PEPSICO, INC.                   1.4            2.8

TOOTSIE ROLL INDUSTRIES, INC.   1.4            1.7

KEANE, INC.                     1.4            0.0

MCI COMMUNICATIONS CORP.        1.3            0.0

ZURN INDUSTRIES, INC.           1.3            0.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

RETAIL & WHOLESALE   12.7           13.0

TECHNOLOGY           12.6           9.4

ENERGY               12.0           15.3

HEALTH               10.6           6.3

FINANCE              9.7            11.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 50.0
ROW: 1, COL: 3, VALUE: 44.5
STOCKS  95.2%
SHORT-TERM
INVESTMENTS 4.8%
FOREIGN
INVESTMENTS 4.5%
STOCKS  94.5%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 3.8%
ROW: 1, COL: 1, VALUE: 4.8
ROW: 1, COL: 2, VALUE: 45.2
ROW: 1, COL: 3, VALUE: 50.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.2%
Advanced Aerodynamics & Structures, Inc. Class A (a) 47,100 $ 147,188 Aviall, Inc. (a) 21,500 305,031
  452,219
SHIP BUILDING & REPAIR - 1.0%
Halter Marine Group, Inc. (a)   14,300  398,613
TOTAL AEROSPACE & DEFENSE   850,832
BASIC INDUSTRIES - 2.7%
CHEMICALS & PLASTICS - 0.5%
Foamex International, Inc. (a)  17,700  194,700
Ivex Packaging Corp.   600  12,000
  206,700
IRON & STEEL - 0.8%
Mueller Industries, Inc. (a)  6,700  311,969
METALS & MINING - 1.4%
Alcan Aluminium Ltd.   5,100  137,165
Aluminum Co. of America  5,900  396,775
  533,940
TOTAL BASIC INDUSTRIES   1,052,609
CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 0.6%
Ryland Group, Inc.   10,100  220,306
ENGINEERING - 0.0%
Group Maintenance America Corp.   300  4,200
REAL ESTATE - 0.0%
Trammell Crow Co.   100  2,200
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Commercial Net Lease Realty, Inc.   7,800  125,775
Imperial Credit Commercial Mortgage Investment Corp.   5,800  90,625
SL Green Realty Corp.   200  5,200
  221,600
TOTAL CONSTRUCTION & REAL ESTATE   448,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 5.2%
CONSUMER DURABLES - 0.9%
Minnesota Mining & Manufacturing Co.   3,600 $ 350,775
CONSUMER ELECTRONICS - 0.2%
Whirlpool Corp.   1,600  87,700
HOME FURNISHINGS - 3.4%
Miller (Herman), Inc.   10,000  507,500
O'Sullivan Industries Holdings, Inc. (a)   30,300  386,325
Stanley Furniture Co., Inc. (a)  14,700  400,575
  1,294,400
TEXTILES & APPAREL - 0.7%
Novel Denim Holdings Ltd.   100  2,275
VF Corp.   5,800  267,888
  270,163
TOTAL DURABLES   2,003,038
ENERGY - 12.0%
ENERGY SERVICES - 5.8%
BJ Services Co. (a)  5,900  423,694
Bayard Drilling Technologies, Inc.   100  1,838
CAL Dive International, Inc.   13,100  386,450
Diamond Offshore Drilling, Inc.   4,400  219,450
ENSCO International, Inc.   7,700  275,275
Halliburton Co.   9,000  485,438
Key Energy Group, Inc. (a)   6,100  148,306
Layne Christensen Co. (a)  2,300  40,106
Rowan Companies, Inc. (a)  6,800  231,200
Santa Fe International Corp.   100  4,194
Transcoastal Marine Services, Inc.   100  1,950
  2,217,901
OIL & GAS - 6.2%
Cabot Oil & Gas Corp. Class A  13,800  286,350
Coastal Corp. (The)  6,900  404,081
Dril-Quip, Inc.   100  2,994
Enron Oil & Gas Co.   14,700  280,219
Harken Energy Corp. (a)  31,200  173,550
Pioneer Natural Resources Co.   8,328  265,976
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co.   8,100 $ 426,769
Texaco, Inc.   10,000  565,000
  2,404,939
TOTAL ENERGY   4,622,840
FINANCE - 9.7%
BANKS - 2.5%
First International Bancorp., Inc.   22,200  302,475
North Fork Bancorp., Inc.   12,000  364,500
Peoples Heritage Financial Group, Inc.   6,800  289,850
  956,825
CREDIT & OTHER FINANCE - 1.2%
FIRSTPLUS Financial Group, Inc. (a)   3,700  141,063
Money Store, Inc.   12,800  320,800
  461,863
FEDERAL SPONSORED CREDIT - 1.0%
Federal National Mortgage Association  7,500  396,094
INSURANCE - 2.9%
Conseco, Inc.   5,100  237,469
INSpire Insurance Solutions, Inc.   12,100  229,900
Life USA Holding, Inc. (a)  22,200  371,850
Paula Financial  100  2,225
Stirling Cooke Brown Holdings Ltd.   100  2,425
Torchmark Corp.   6,400  261,200
  1,105,069
SAVINGS & LOANS - 1.6%
Dime Bancorp., Inc.   25,700  623,225
SECURITIES INDUSTRY - 0.5%
Affiliated Managers Group, Inc.   100  2,500
American Capital Strategies Ltd.   100  1,850
Lehman Brothers Holdings, Inc.   4,100  207,306
  211,656
TOTAL FINANCE   3,754,732
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 10.6%
DRUGS & PHARMACEUTICALS - 4.8%
American Home Products Corp.   4,400 $ 307,450
Biogen, Inc. (a)  5,200  182,000
BioReliance Corp.   6,000  111,000
Bristol-Myers Squibb Co.   4,100  383,863
Gilead Sciences, Inc. (a)  8,400  289,800
Schering-Plough Corp.   7,600  476,425
Trimeris, Inc.   5,600  81,200
  1,831,738
MEDICAL EQUIPMENT & SUPPLIES - 1.8%
Bausch & Lomb, Inc.   10,200  404,175
Boston Scientific Corp. (a)   2,900  131,044
St. Jude Medical, Inc. (a)  4,900  145,163
Young Innovations, Inc.   100  1,488
  681,870
MEDICAL FACILITIES MANAGEMENT - 4.0%
AmeriPath, Inc.   100  1,675
Beverly Enterprises, Inc. (a)  20,000  340,000
HEALTHSOUTH Corp. (a)  13,600  357,000
Humana, Inc. (a)  16,000  355,000
Tenet Healthcare Corp. (a)   15,900  503,831
  1,557,506
TOTAL HEALTH   4,071,114
HOLDING COMPANIES - 0.1%
Consolidation Capital Corp.   1,500  30,844
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 1.2%
General Electric Co.   5,900  435,125
Globecomm Systems, Inc.   200  2,550
  437,675
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   3,300  158,194
POLLUTION CONTROL - 1.3%
Zurn Industries, Inc.   15,000  513,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,109,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 3.9%
ENTERTAINMENT - 1.4%
AMF Bowling, Inc.   10,000 $ 248,125
MGM Grand, Inc.   7,200  281,700
  529,825
LEISURE DURABLES & TOYS - 0.5%
Harley-Davidson, Inc.   6,800  179,775
LODGING & GAMING - 1.5%
Anchor Gaming (a)  3,500  278,250
Colonial Downs Holdings, Inc. Class A  30,700  138,150
Grand Casinos, Inc. (a)   13,200  173,250
  589,650
RESTAURANTS - 0.5%
Il Fornaio America Corp.   4,200  60,375
Star Buffet, Inc.   100  1,306
Tricon Global Restaurants, Inc. (a)  3,740  126,459
  188,140
TOTAL MEDIA & LEISURE   1,487,390
NONDURABLES - 5.8%
BEVERAGES - 2.1%
Coors (Adolph) Co., Class B  7,900  284,400
PepsiCo, Inc.   14,600  538,375
  822,775
FOODS - 3.0%
American Italian Pasta Co., Series A  100  2,363
Authentic Specialty Foods, Inc.   7,200  71,100
Campbell Soup Co.   7,200  403,200
Fletchers Fine Foods Ltd.   10,900  153,467
Tootsie Roll Industries, Inc.   8,100  520,425
  1,150,555
HOUSEHOLD PRODUCTS - 0.7%
Clorox Co.   3,200  248,400
TOTAL NONDURABLES   2,221,730
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 12.7%
APPAREL STORES - 2.1%
Big Dog Holdings, Inc.   13,100 $ 126,088
Filene's Basement Corp. (a)  16,700  105,419
Ross Stores, Inc.   14,700  573,300
  804,807
GENERAL MERCHANDISE STORES - 5.8%
Costco Companies, Inc. (a)  3,000  132,938
Dayton Hudson Corp.   6,200  411,913
Federated Department Stores, Inc. (a)  6,900  314,381
Freds, Inc. Class A  19,200  470,400
MacFrugals Bargains Closeouts, Inc. (a)   5,100  218,663
Meyer (Fred), Inc. (a)  6,300  213,413
Nordstrom, Inc.   8,000  472,000
  2,233,708
GROCERY STORES - 0.5%
Safeway, Inc. (a)  3,100  188,325
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
AC Moore Arts & Crafts, Inc.   200  3,000
Home Depot, Inc.   6,900  385,969
Lowe's Companies, Inc.   4,900  225,094
Metal Management, Inc. (a)   16,900  357,013
Pier 1 Imports, Inc.   14,600  326,675
Tandy Corp.   8,500  365,500
U.S.A. Floral Products, Inc.   100  1,525
White Capital Industries Corp.   100  1,919
  1,666,695
TOTAL RETAIL & WHOLESALE   4,893,535
SERVICES - 5.3%
LEASING & RENTAL - 2.3%
Avis Rent A Car, Inc. (a)  20,200  677,963
Budget Group, Inc. Class A (a)  5,800  205,900
  883,863
SERVICES - 3.0%
Boron LePore & Associates, Inc.   7,300  178,850
Bright Horizons, Inc.   15,200  241,300
Mac-Gray Corp.   100  1,475
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Medpartners, Inc. (a)  7,400 $ 183,150
National Research Corp.   100  1,956
Personnel Group of America, Inc. (a)   8,600  314,438
Snyder Communications, Inc.   7,000  237,563
  1,158,732
TOTAL SERVICES   2,042,595
TECHNOLOGY - 12.6%
COMMUNICATIONS EQUIPMENT - 1.4%
Lucent Technologies, Inc.   4,500  360,563
Newbridge Networks Corp. (a)  4,100  172,713
Securacom, Inc.   100  1,038
  534,314
COMPUTER SERVICES & SOFTWARE - 8.2%
Advantage Learning Systems, Inc.   11,100  252,525
Best Software, Inc. (a)  10,700  111,013
Concord Communications, Inc.   12,800  280,000
Corsair Communications, Inc.   17,100  303,525
Credit Management Solutions, Inc.   13,700  164,400
Electronics for Imaging, Inc. (a)   5,800  279,850
HBO & Co.   5,600  251,300
Infodata Systems, Inc. (a)  3,800  48,450
Keane, Inc. (a)  16,400  519,675
Learning Co., Inc. (The) (a)  5,000  90,625
N2K, Inc.   3,400  66,300
Omega Research, Inc.   17,200  88,150
PRT Group, Inc.   200  2,675
RealNetworks, Inc.   100  1,563
Remedy Corp. (a)  11,100  484,238
SPR, Inc.   6,000  95,250
Sybase, Inc. (a)  7,600  106,400
  3,145,939
ELECTRONIC INSTRUMENTS - 1.6%
FARO Technologies, Inc.   19,700  241,325
OYO Geospace, Inc.   100  1,594
Thermo Electron Corp. (a)   10,000  368,125
  611,044
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.4%
AMP, Inc.   2,600 $ 112,938
Analog Devices, Inc. (a)  7,400  232,175
Applied Micro Circuits Corp.   400  4,400
Asia Electronics Holdings Co., Inc.   16,300  122,250
Galileo Technology Ltd.   3,000  91,500
  563,263
TOTAL TECHNOLOGY   4,854,560
TRANSPORTATION - 1.6%
AIR TRANSPORTATION - 0.5%
Air Canada, Inc. (a)  19,000  181,454
RAILROADS - 0.9%
Burlington Northern Santa Fe Corp.   2,000  183,000
CSX Corp.   3,500  183,094
  366,094
TRUCKING & FREIGHT - 0.2%
C.H. Robinson Worldwide, Inc.   3,600  75,600
TOTAL TRANSPORTATION   623,148
UTILITIES - 6.0%
CELLULAR - 1.2%
Bell Canada International, Inc.   17,400  252,316
Iridium World Communications Ltd. Class A  200  8,150
360 Degrees Communications Co. (a)  10,000  192,500
  452,966
ELECTRIC UTILITY - 1.6%
American Electric Power Co., Inc.   8,000  396,500
FPL Group, Inc.   3,700  206,969
  603,469
TELEPHONE SERVICES - 3.2%
AT&T Corp.   1,400  78,225
Excel Switching Corp.   100  2,413
France Telecom SA  200  7,340
MCI Communications Corp.   11,700  514,061
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Startec Global Communications Corp.   100 $ 1,600
Telstra Corp. (installment receipt) (a)(c)  16,800  31,469
WorldCom, Inc. (a)  18,700  598,400
  1,233,508
TOTAL UTILITIES   2,289,943
TOTAL COMMON STOCKS
(Cost $34,259,661)   36,356,835
U.S. TREASURY OBLIGATIONS - 0.3%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bill, yield at date of purchase
5.36%, 1/8/98 (Cost $99,459) $ 100,000  99,459
CASH EQUIVALENTS - 5.2%
 SHARES
Taxable Central Cash Fund (b)
(Cost $2,010,048)  2,010,048  2,010,048
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $36,369,168)  $ 38,466,342
CURRENCY ABBREVIATIONS
AUD - Australian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Purchased on an installment basis. Market value reflects only those payments made through November 30, 1997. The remaining installment aggregating AUD 22,680 is due November 17, 1998.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $36,414,135. Net unrealized appreciation aggregated $2,052,207, of which $4,332,602 related to appreciated investment securities and $2,280,395 related to depreciated investment securities.
The fund hereby designates approximately $48,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1998 approximately $284,000 of losses recognized during the period November 1, 1997 to November 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $36,369,168) -                  $ 38,466,342
SEE ACCOMPANYING SCHEDULE

CASH                                                                      7,457

RECEIVABLE FOR INVESTMENTS SOLD                                           374,456

RECEIVABLE FOR FUND SHARES SOLD                                           133,529

DIVIDENDS RECEIVABLE                                                      28,125

INTEREST RECEIVABLE                                                       9,761

PREPAID EXPENSES                                                          12,737

RECEIVABLE FROM INVESTMENT ADVISOR FOR EXPENSE REDUCTIONS                 5,739

 TOTAL ASSETS                                                             39,038,146

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 366,184

PAYABLE FOR FUND SHARES REDEEMED                              43,658

DISTRIBUTION FEES PAYABLE                                     19,151

OTHER PAYABLES AND ACCRUED EXPENSES                           73,148

 TOTAL LIABILITIES                                                        502,141

NET ASSETS                                                               $ 38,536,005

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 35,522,679

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     916,155
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,097,171
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 38,536,005


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.38
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,375,707 (DIVIDED BY) 472,273 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.38)           $12.07

CLASS T:                                                         $11.36
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($20,283,089 (DIVIDED BY) 1,785,475 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.36)           $11.77

CLASS B:                                                         $11.31
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,369,828 (DIVIDED BY) 1,005,481 SHARES) A

CLASS C:                                                         $11.36
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($48,490 (DIVIDED BY) 4,268 SHARES) A

INSTITUTIONAL CLASS:                                             $11.40
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,458,891 (DIVIDED BY) 127,929 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997

INVESTMENT INCOME                                                                                         $ 152,101
DIVIDENDS

INTEREST                                                                                                   76,234

 TOTAL INCOME                                                                                              228,335

EXPENSES

MANAGEMENT FEE                                                                               $ 135,400

TRANSFER AGENT FEES                                                                           64,069

DISTRIBUTION FEES                                                                             127,689

ACCOUNTING FEES AND EXPENSES                                                                  55,019

NON-INTERESTED TRUSTEES' COMPENSATION                                                         72

CUSTODIAN FEES AND EXPENSES                                                                   14,305

REGISTRATION FEES                                                                             132,834

AUDIT                                                                                         27,338

LEGAL                                                                                         325

REPORTS TO SHAREHOLDERS                                                                       22,874

MISCELLANEOUS                                                                                 84

 TOTAL EXPENSES BEFORE REDUCTIONS                                                             580,009

 EXPENSE REDUCTIONS                                                                           (111,539)    468,470

NET INVESTMENT INCOME (LOSS)                                                                               (240,135)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                                        1,169,770

 FUTURES CONTRACTS                                                                            (13,480)     1,156,290

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                                        2,097,174

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                 (3)          2,097,171

NET GAIN (LOSS)                                                                                            3,253,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                           $ 3,013,326
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      NOVEMBER 30,
      1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                          $ (240,135)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            1,156,290

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                2,097,171

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     3,013,326

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         35,522,679

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            38,536,005

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 38,536,005


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.45

 TOTAL FROM INVESTMENT OPERATIONS                               1.38

NET ASSET VALUE, END OF PERIOD                                 $ 11.38

TOTAL RETURN B, C                                               13.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.75% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.73)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

 TOTAL FROM INVESTMENT OPERATIONS                               1.36

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN B, C                                               13.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.00% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (1.00)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.15)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

 TOTAL FROM INVESTMENT OPERATIONS                               1.31

NET ASSET VALUE, END OF PERIOD                                 $ 11.31

TOTAL RETURN B, C                                               13.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 11,370

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A,
                                                               F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (1.51)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        (.49)

 TOTAL FROM INVESTMENT OPERATIONS                               (.49)

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN B, C                                               (4.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.50% A,
                                                                F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.60)% A

PORTFOLIO TURNOVER                                              213% A

AVERAGE COMMISSION RATE G                                      $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      NOVEMBER 30,
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                              (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     1.44

 TOTAL FROM INVESTMENT OPERATIONS                            1.40

NET ASSET VALUE, END OF PERIOD                              $ 11.40

TOTAL RETURN B, C                                            14.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,459

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.50% A,
                                                            F

RATIO OF NET INVESTMENT INCOME (LOSS) AVERAGE NET ASSETS     (.42)% A

PORTFOLIO TURNOVER                                           213% A

AVERAGE COMMISSION RATE G                                   $ .0311

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $81,719,430 and $48,629,515, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,066,065 and $2,052,585, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 9,431     $ 9,431

CLASS T     59,373      59,373

CLASS B     58,875      14,718

CLASS C     10          0

           $ 127,689   $ 83,522

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 54,370    $ 24,195

CLASS T     111,714     69,778

CLASS B     18,557      0 *

CLASS C     -           - *

           $ 184,641   $ 93,973

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports except proxy statements. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT     % OF
                       AGENT                 AVERAGE
                                             NET ASSETS

CLASS A                FIIOC **   $ 8,337    .22 *

CLASS T                FIIOC **    37,499    .32 *

CLASS B                FIIOC **    14,774    .25 *

CLASS C                FIIOC **    2         .20 *

INSTITUTIONAL CLASS    FIIOC **    3,457     .30 *

                                  $ 64,069

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $14,045 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                        FMR           REIMBURSEMENT
                        EXPENSE
                        LIMITATIONS

CLASS A                 1.75%         $ 24,765

CLASS T                 2.00%          25,424

CLASS B                 2.50%          22,020

CLASS C                 2.50%          5,614

INSTITUTIONAL CLASS     1.50%          33,716

                                      $ 111,539

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES         DOLLARS

                           YEAR ENDED     YEAR ENDED
                           NOVEMBER 30,   NOVEMBER 30,

                           1997 A, B      1997 A, B



CLASS A                     571,771       $ 5,930,301
SHARES SOLD

SHARES REDEEMED             (99,498)       (1,090,791)

NET INCREASE (DECREASE)     472,273       $ 4,839,510

CLASS T                     2,073,347     $ 21,705,071
SHARES SOLD

SHARES REDEEMED             (287,872)      (3,025,861)

NET INCREASE (DECREASE)     1,785,475     $ 18,679,210

CLASS B                     1,069,604     $ 11,365,164
SHARES SOLD

SHARES REDEEMED             (64,123)       (703,523)

NET INCREASE (DECREASE)     1,005,481     $ 10,661,641

CLASS C                     4,268         $ 49,053
SHARES SOLD

INSTITUTIONAL CLASS         139,871       $ 1,425,408
SHARES SOLD

SHARES REDEEMED             (11,942)       (132,143)

NET INCREASE (DECREASE)     127,929       $ 1,293,265

SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
  TO NOVEMBER 30, 1997.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 29,355

CLASS T                  33,518

CLASS B                  31,027

CLASS C                  5,621

INSTITUTIONAL CLASS      33,313

                        $ 132,834

8. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 22% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor TechnoQuant Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor TechnoQuant Growth Fund (a fund of Fidelity Advisor Series I) at November 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor TechnoQuant Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
January 14, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor TechnoQuant Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $.38
 1/5/98 1/2/98 $.01
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox  *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MID CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     27   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    36   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    44   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            45

PROXY VOTING RESULTS     46


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   LIFE OF
                                         YEAR     FUND

ADVISOR MID CAP - CLASS A                22.24%   43.02%

ADVISOR MID CAP - CLASS A                15.21%   34.80%
(INCL. 5.75% SALES CHARGE)

STANDARD & POOR'S MIDCAP 400             27.45%   46.44%

MID-CAP FUNDS AVERAGE                    17.72%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   LIFE OF
                                   YEAR     FUND

ADVISOR MID CAP - CLASS A          22.24%   22.29%

ADVISOR MID CAP - CLASS A          15.21%   18.29%
(INCL. 5.75% SALES CHARGE)

STANDARD & POOR'S MIDCAP 400       27.45%   23.93%

MID-CAP FUNDS AVERAGE              17.72%   N/A

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 165132 S00000000000001
             FA Mid Cap -CL A            S&P MidCap 400
             00251                       SP004
  1996/02/20       9425.00                    10000.00
  1996/02/29       9594.65                    10122.33
  1996/03/31       9670.05                    10243.60
  1996/04/30      10141.30                    10556.44
  1996/05/31      10621.98                    10699.16
  1996/06/30      10150.73                    10538.56
  1996/07/31       9509.83                     9825.63
  1996/08/31      10160.15                    10392.28
  1996/09/30      10829.33                    10845.38
  1996/10/31      10537.15                    10876.94
  1996/11/30      11027.25                    11489.64
  1996/12/31      10887.64                    11502.39
  1997/01/31      11262.08                    11934.19
  1997/02/28      11060.46                    11836.09
  1997/03/31      10465.19                    11331.52
  1997/04/30      10762.82                    11625.34
  1997/05/31      11674.93                    12641.86
  1997/06/30      12299.00                    12996.97
  1997/07/31      13259.11                    14283.80
  1997/08/31      13230.30                    14266.52
  1997/09/30      13902.38                    15086.56
  1997/10/31      13268.71                    14430.14
  1997/11/28      13479.93                    14644.00
IMATRL PRASUN   SHR__CHT 19971130 19971211 165134 R00000000000025
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $13,480 - a 34.80% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,644 - a 46.44% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   LIFE OF
                                         YEAR     FUND

ADVISOR MID CAP - CLASS T                22.35%   43.15%

ADVISOR MID CAP - CLASS T                18.07%   38.14%
(INCL. 3.50% SALES CHARGE)

STANDARD & POOR'S MIDCAP 400             27.45%   46.44%

MID-CAP FUNDS AVERAGE                    17.72%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   LIFE OF
                                   YEAR     FUND

ADVISOR MID CAP - CLASS T          22.35%   22.35%

ADVISOR MID CAP - CLASS T          18.07%   19.93%
(INCL. 3.50% SALES CHARGE)

STANDARD & POOR'S MIDCAP 400       27.45%   23.93%

MID-CAP FUNDS AVERAGE              17.72%   N/A

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971231 113331 S00000000000001
             FA Mid Cap -CL T            S&P MidCap 400
             00531                       SP004
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10122.33
  1996/03/31       9900.90                    10243.60
  1996/04/30      10383.40                    10556.44
  1996/05/31      10875.55                    10699.16
  1996/06/30      10393.05                    10538.56
  1996/07/31       9736.85                     9825.63
  1996/08/31      10402.70                    10392.28
  1996/09/30      11078.20                    10845.38
  1996/10/31      10788.70                    10876.94
  1996/11/30      11290.50                    11489.64
  1996/12/31      11156.94                    11502.39
  1997/01/31      11529.49                    11934.19
  1997/02/28      11323.61                    11836.09
  1997/03/31      10715.76                    11331.52
  1997/04/30      11019.68                    11625.34
  1997/05/31      11960.87                    12641.86
  1997/06/30      12598.13                    12996.97
  1997/07/31      13578.53                    14283.80
  1997/08/31      13558.92                    14266.52
  1997/09/30      14235.39                    15086.56
  1997/10/31      13598.13                    14430.14
  1997/11/28      13813.82                    14644.00
IMATRL PRASUN   SHR__CHT 19971130 19971231 113332 R00000000000025
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $13,814 - a 38.14% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,644 - a 46.44% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective January 2, 1997, Class B shares' contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale was revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 4%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR MID CAP - CLASS B                        21.67%   41.26%

ADVISOR MID CAP - CLASS B                        16.67%   37.26%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

STANDARD & POOR'S MIDCAP 400                     27.45%   46.44%

MID-CAP FUNDS AVERAGE                            17.72%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   LIFE OF
                                           YEAR     FUND

ADVISOR MID CAP - CLASS B                  21.67%   21.45%

ADVISOR MID CAP - CLASS B                  16.67%   19.50%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

STANDARD & POOR'S MIDCAP 400               27.45%   23.93%

MID-CAP FUNDS AVERAGE                      17.72%   N/A

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19980106 132708 S00000000000001
             FA Mid Cap -CL B            S&P MidCap 400
             00532                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/28      14126.36                    14644.00
IMATRL PRASUN   SHR__CHT 19971130 19980106 132710 R00000000000025
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $13,726 - a 37.26% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,644 - a 46.44% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1/shareholder service fee. Class C shares' contingent deferred sales charge included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR MID CAP - CLASS C                        21.68%   41.27%

ADVISOR MID CAP - CLASS C                        20.68%   41.27%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

STANDARD & POOR'S MIDCAP 400                     27.45%   46.44%

MID-CAP FUNDS AVERAGE                            17.72%   N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   LIFE OF
                                           YEAR     FUND

ADVISOR MID CAP - CLASS C                  21.68%   21.45%

ADVISOR MID CAP - CLASS C                  20.68%   21.45%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

STANDARD & POOR'S MIDCAP 400               27.45%   23.93%

MID-CAP FUNDS AVERAGE                      17.72%   N/A

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19980120 084722 S00000000000001
             FA Mid Cap -CL C            S&P MidCap 400
             00484                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.01                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.01                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.01                    10538.56
  1996/07/31      10050.01                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.01                    10845.38
  1996/10/31      11110.01                    10876.94
  1996/11/30      11610.01                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.20                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.77                    12641.86
  1997/06/30      12920.46                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/28      14127.17                    14644.00
IMATRL PRASUN   SHR__CHT 19971130 19980120 084723 R00000000000025
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment would have been $14,127 - a 41.27% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,644 - a 46.44% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the 12 months that ended on November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had returns of 22.24%, 22.35%, 21.67% and 21.68%, respectively. During the same period, the Standard & Poor's MidCap 400 Index returned 27.45% and the mid-cap funds average monitored by Lipper Analytical Services returned 17.72%.
Q. WHAT WERE THE KEY FACTORS THAT CONTRIBUTED TO THE FUND'S
PERFORMANCE?
A. This was a very unusual year. While the fund trailed the S&P MidCap 400 Index, it did very well against its mutual fund peers. A major reason for the underperformance relative to the index was that the fund was underweighted for most of the year in financial stocks, which were among the best- performing stocks in the mid-cap sector. Only about 20% of the mid-cap funds did better than the index during this year. This percentage is usually closer to 50%. The fund did benefit from strong performance in several of its sectors and in a number of its individual stocks. Two industries in particular did well as a result of a trend to consolidation, which allowed merging companies to increase operating efficiencies and achieve above-average earnings growth. One of these industries was broadcasting. Several portfolio holdings did well, including Clear Channel Communications, Chancellor Media - formerly known as Evergreen Media - and American Radio Systems. The second industry to benefit from consolidation was healthcare. Two strong contributors to fund performance were McKesson
- a drug-distribution company that performed very well after its acquisition of Foxmeyer - and CVS - which was helped both by its acquisition of Revco and by its strong pharmacy business.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In general, the semiconductor equipment stocks did not do well, although I continue to believe this area should perform over the long term as computer chips become more complex and create demand for new equipment. Semiconductor stocks were very volatile in the fall after performing well earlier in 1997. Most of these companies have significant sales to Asian semiconductor producers, so their stocks fell when Asian market problems surfaced. The rapid decline in the stock prices illustrated just how sensitive these companies are to any changes in semiconductor spending. Another disappointment was Oxford Health, an HMO company. Oxford's stock fell sharply in the fall following problems with a new computer system that resulted in an underestimation of costs and an overestimation of revenues. This stock is no longer in the portfolio.
Q. MID-CAP STOCKS APPEARED TO BE IMPROVING IN PERFORMANCE DURING THE SPRING AND SUMMER BEFORE THE MARKETS BECAME VOLATILE IN THE FALL. HOW DID THE FUND DO IN THE FALL?
A. The fund held up fairly well, for two important reasons. The first is that the portfolio had less technology exposure than many other funds. As mentioned earlier, technology stocks were hit especially hard this fall because many of them have significant exposure to Asian economies, so the lighter technology weighting helped the fund's performance. The second factor is the strength of Fidelity's research department, which is especially helpful in the mid-cap sector of the market. Mid-cap stocks often trade less efficiently than their large-cap counterparts and current prices are less likely to be reflective of a company's true value. This is because the business fundamentals of mid-cap companies are not researched as intensely and the stocks are less liquid and traded less often. As a result, there are some unusual opportunities created in a volatile market like the one we saw this October. When the Dow dropped over 500 points in one day, Fidelity analysts were able to sift through thousands of issues quickly to identify which stocks had been unjustly beaten down. This allowed me to do some opportunistic buying of great companies whose stocks have since rebounded nicely.
Q. WHAT IS YOUR OUTLOOK?
A. I am optimistic for several reasons. First, the backdrop is sound: there are thousands of mid-cap companies to choose from and valuations for the sector are attractive relative to large-cap companies, so there should be plenty of opportunity. Second, a volatile market plays to Fidelity's strength in research. I am constantly in touch with companies and able to take advantage of short-term dislocations in the market. Third, this is a classic, bottom-up, stock-picking fund. There is plenty of potential in the mid-cap market to find innovative, misunderstood, undervalued or simply overlooked companies whose stocks will outperform once investors recognize their appeal.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                            % OF FUND'S    % OF FUND'S INVESTMENTS
                            INVESTMENTS    IN THESE STOCKS
                                           6 MONTHS AGO

MCKESSON CORP.              1.9            0.6

LEGGETT & PLATT, INC.       1.8            1.0

OMNICOM GROUP, INC.         1.6            1.1

STANLEY WORKS               1.4            0.6

SYNOPSYS, INC.              1.3            0.0

CONSOLIDATED STORES CORP.   1.3            0.0

TYCO INTERNATIONAL LTD.     1.2            0.5

USA WASTE SERVICES, INC.    1.2            1.2

PROFFITTS, INC.             1.2            0.4

HEALTHSOUTH CORP.           1.2            0.7

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           12.9           14.5

RETAIL & WHOLESALE   11.5           8.1

MEDIA & LEISURE      11.0           12.8

HEALTH               9.9            9.9

FINANCE              9.5            7.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 4.2
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 55.8
STOCKS  91.2%
SHORT-TERM
INVESTMENTS 8.8%

FOREIGN
INVESTMENTS 2.3%
STOCKS  95.8%
SHORT-TERM
INVESTMENTS 4.2%

FOREIGN
INVESTMENTS 1.5%
ROW: 1, COL: 1, VALUE: 8.800000000000001
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 51.2
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.5%
AAR Corp.   67,400 $ 2,599,090
Alliant Techsystems, Inc. (a)   30,000  1,783,125
BE Aerospace, Inc. (a)   28,000  885,500
Gulfstream Aerospace Corp. (a)  118,100  3,469,188
Harsco Corp.   37,300  1,478,013
  10,214,916
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  43,400  2,186,275
SHIP BUILDING & REPAIR - 0.4%
Avondale Industries, Inc. (a)   61,700  1,750,738
TOTAL AEROSPACE & DEFENSE   14,151,929
BASIC INDUSTRIES - 5.1%
CHEMICALS & PLASTICS - 2.2%
Cytec Industries, Inc. (a)   44,400  2,031,300
Goodrich (B.F.) Co.   34,800  1,548,600
Ivex Packaging Corp.   53,900  1,078,000
Sealed Air Corp. (a)  49,000  2,786,875
Spartech Corp.  21,100  348,150
Valspar Corp.   48,600  1,476,225
  9,269,150
IRON & STEEL - 0.5%
Nucor Corp.   27,000  1,350,000
Steel Dynamics, Inc. (a)  47,800  884,300
  2,234,300
PACKAGING & CONTAINERS - 1.1%
Owens-Illinois, Inc. (a)  79,100  2,679,513
Silgan Holdings, Inc.   55,100  1,914,725
  4,594,238
PAPER & FOREST PRODUCTS - 1.3%
Fort James Corp.   76,537  2,994,510
Pentair, Inc.   59,500  2,246,125
  5,240,635
TOTAL BASIC INDUSTRIES   21,338,323
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 4.2%
BUILDING MATERIALS - 1.3%
Centex Construction Products, Inc.   32,000 $ 980,000
Dayton Superior Corp. Class A (a)  25,100  426,700
Elcor Corp.   73,200  1,775,100
Hexcel Corp. (a)  37,800  956,813
Lafarge Corp.   32,900  982,888
Medusa Corp.   13,200  535,425
  5,656,926
CONSTRUCTION - 2.1%
Centex Corp.   24,900  1,578,038
D.R. Horton, Inc.   56,900  1,013,531
Lennar Corp.   81,303  1,697,200
NVR, Inc. (a)  28,100  632,250
Oakwood Homes Corp.   42,800  1,284,000
Toll Brothers, Inc. (a)  42,700  1,030,138
U.S. Home Corp. (a)  11,700  434,363
Walter Industries, Inc. (a)  51,900  1,031,513
  8,701,033
ENGINEERING - 0.0%
Group Maintenance America Corp.   3,000  42,000
REAL ESTATE - 0.1%
LNR Property Corp.   18,600  432,450
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexandria Real Estate Equities, Inc.   13,800  429,525
Bedford Property Investors, Inc.   14,600  298,388
Brandywine Realty Trust  24,800  599,850
SL Green Realty Corp.  22,600  587,600
Tanger Factory Outlet Centers, Inc.   35,000  1,012,813
  2,928,176
TOTAL CONSTRUCTION & REAL ESTATE   17,760,585
DURABLES - 6.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Casey's General Stores, Inc.   34,300  808,194
CONSUMER DURABLES - 0.4%
Samsonite Corp. (a)  50,100  1,816,125
CONSUMER ELECTRONICS - 0.4%
Black & Decker Corp.   45,500  1,672,125
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
HOME FURNISHINGS - 3.3%
Bassett Furniture Industries, Inc.   17,200 $ 505,250
Ethan Allen Interiors, Inc.   50,200  1,932,700
Haverty Furniture Companies, Inc.   31,800  408,431
Knoll, Inc.   76,900  2,316,613
Leggett & Platt, Inc.   175,200  7,533,600
Miller (Herman), Inc.   20,800  1,055,600
  13,752,194
TEXTILES & APPAREL - 1.9%
Kellwood Co.   35,600  1,221,525
Liz Claiborne, Inc.   27,300  1,371,825
Mohawk Industries, Inc. (a)  63,700  1,926,925
Pacific Sunwear of California, Inc. (a)  49,300  1,608,413
Reebok International Ltd. (a)   29,600  1,163,650
Unifi, Inc.   14,700  558,600
  7,850,938
TOTAL DURABLES   25,899,576
ENERGY - 5.8%
ENERGY SERVICES - 2.5%
Dresser Industries, Inc.   39,600  1,480,050
Falcon Drilling, Inc. (a)   59,600  1,922,100
Noble Drilling Corp. (a)   31,600  949,975
Reading & Bates Corp. (a)  60,500  2,321,688
Transocean Offshore, Inc.   64,500  3,059,719
Weatherford Enterra, Inc. (a)   19,300  869,706
  10,603,238
OIL & GAS - 3.3%
Cooper Cameron Corp. (a)   34,400  2,096,250
EVI, Inc. (a)  24,100  1,239,644
Nuevo Energy Corp. (a)  58,400  2,434,550
Ocean Energy, Inc. (a)  34,300  1,918,656
Pioneer Natural Resources Co.   49,014  1,565,385
Renaissance Energy Ltd. (a)  37,500  786,050
Tosco Corp.   45,500  1,481,594
Valero Energy Corp.   74,800  2,346,850
  13,868,979
TOTAL ENERGY   24,472,217
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 9.5%
BANKS - 2.7%
Comerica, Inc.   48,100 $ 4,097,519
National Bank of Canada  40,000  587,058
North Fork Bancorp., Inc.   69,700  2,117,138
U.S. Bancorp.   38,410  4,131,476
Westamerica Bancorp.   3,600  328,950
  11,262,141
CREDIT & OTHER FINANCE - 1.1%
Associates First Capital Corp.   39,900  2,563,575
Household International, Inc.   14,500  1,827,000
Money Store, Inc.   3,900  97,744
  4,488,319
INSURANCE - 4.4%
AFLAC, Inc.   11,800  544,275
Allmerica Financial Corp.   45,200  2,192,200
AMBAC, Inc.   87,800  3,522,975
American Bankers Insurance Group, Inc.   60,600  2,454,300
CapMAC Holdings, Inc.   22,800  772,350
MBIA, Inc.   37,200  2,338,950
Paula Financial  21,900  487,275
Progressive Corp.  13,800  1,407,600
Protective Life Corp.   28,600  1,605,175
SunAmerica, Inc.   33,000  1,336,500
UNUM Corp.   31,050  1,472,934
Vesta Insurance Group Corp.   7,300  400,588
  18,535,122
SAVINGS & LOANS - 1.3%
New York Bancorp., Inc.   23,300  824,238
Washington Mutual, Inc.   56,090  3,877,221
Webster Financial Corp.  16,700  1,046,359
  5,747,818
TOTAL FINANCE   40,033,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 1.2%
Barr Laboratories, Inc. (a)   16,100 $ 579,600
Bristol-Myers Squibb Co.   5,900  552,388
Cytyc Corp. (a)   43,500  940,688
Forest Laboratories, Inc. (a)  35,400  1,584,150
Twinlab Corp.   76,900  1,413,038
  5,069,864
MEDICAL EQUIPMENT & SUPPLIES - 6.1%
Becton, Dickinson & Co.   40,900  2,108,906
Boston Scientific Corp. (a)   40,300  1,821,056
Cardinal Health, Inc.   50,300  3,810,225
Cooper Companies, Inc. (a)   45,600  1,781,250
Guidant Corp.   24,300  1,561,275
InControl, Inc. (a)  72,500  575,469
McKesson Corp.  71,600  8,010,250
Medtronic, Inc.   57,700  2,755,175
Sybron International Corp. (a)  69,000  3,036,000
Young Innovations, Inc.   7,600  113,050
  25,572,656
MEDICAL FACILITIES MANAGEMENT - 2.6%
Columbia/HCA Healthcare Corp.   48,800  1,439,600
Covance, Inc. (a)   59,300  1,074,813
HEALTHSOUTH Corp. (a)  187,400  4,919,250
Health Management Associates, Inc. Class A (a)  151,050  3,700,725
  11,134,388
TOTAL HEALTH   41,776,908
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 0.7%
Leitch Technology Corp. (a)   28,900  761,034
VWR Corp. (a)  19,100  507,344
Westinghouse Electric Corp.   57,600  1,728,000
  2,996,378
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Kaydon Corp.   70,300  2,315,506
Stanley Works  133,400  5,877,938
Tyco International Ltd.  130,002  5,102,579
  13,296,023
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.7%
Thermo Instrument Systems, Inc. (a)  63,500 $ 1,972,469
USA Waste Services, Inc. (a)  153,885  5,087,823
  7,060,292
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   23,352,693
MEDIA & LEISURE - 11.0%
BROADCASTING - 3.5%
American Radio Systems Corp. Class A  85,200  4,238,700
Chancellor Media Corp. (a)   44,463  2,670,559
Clear Channel Communications, Inc. (a)   20,400  1,382,100
HSN, Inc. (a)  73,100  3,262,088
Westwood One, Inc. (a)  109,600  3,219,500
  14,772,947
ENTERTAINMENT - 1.1%
AMF Bowling, Inc.   24,900  617,831
Carnival Cruise Lines, Inc. Class A  3,800  205,438
Cinar Films, Inc. Class B (sub. vtg.) (a)  36,900  1,451,073
Premier Parks, Inc. (a)  57,900  2,258,100
  4,532,442
LEISURE DURABLES & TOYS - 1.0%
Harley-Davidson, Inc.   74,100  1,959,019
Mattel, Inc.   59,900  2,399,744
  4,358,763
LODGING & GAMING - 1.0%
Bristol Hotel Co. (a)   3,000  74,250
Doubletree Corp. (a)   55,600  2,442,925
Mirage Resorts, Inc. (a)  51,700  1,227,875
WMS Industries, Inc. (a)  24,800  576,600
  4,321,650
PUBLISHING - 1.5%
Cognizant Corp.   26,400  1,131,900
Harcourt General, Inc.   29,100  1,593,225
Tribune Co.   59,300  3,343,038
  6,068,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 2.9%
CKE Restaurants, Inc.   124,800 $ 4,687,800
Rainforest Cafe, Inc. (a)   27,300  982,800
Star Buffet, Inc.   18,500  241,656
Starbucks Corp. (a)  76,200  2,657,475
Tricon Global Restaurants, Inc. (a)  104,300  3,526,644
  12,096,375
TOTAL MEDIA & LEISURE   46,150,340
NONDURABLES - 4.2%
AGRICULTURE - 0.1%
Fresh Del Monte Produce, Inc.   34,800  513,300
FOODS - 1.7%
American Italian Pasta Co. Series A  5,400  127,575
Ben & Jerry's Homemade, Inc. Class A (a)  25,600  411,200
Dean Foods Co.   6,800  361,250
Hudson Foods, Inc. Class A  37,800  715,838
Interstate Bakeries Corp.  74,000  2,557,625
Pilgrims Pride Corp.   37,100  593,600
Suiza Foods Corp. (a)  13,000  756,438
Tyson Foods, Inc.   71,500  1,295,938
  6,819,464
HOUSEHOLD PRODUCTS - 2.4%
Alberto-Culver Co. Class A  140,600  3,743,475
Avon Products, Inc.   18,200  1,052,188
Brady (W.H.) Co. Class A  82,100  2,524,575
Church & Dwight Co., Inc.   87,000  2,555,625
Dial Corp.   14,700  284,813
  10,160,676
TOTAL NONDURABLES   17,493,440
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.3%
Getchell Gold Corp. (a)  44,900 $ 1,178,625
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 3.5%
Claire's Stores, Inc.   51,600  1,167,450
Payless ShoeSource, Inc. (a)  33,700  2,139,950
Ross Stores, Inc.   110,400  4,305,600
Stage Stores, Inc. (a)  74,200  3,125,675
TJX Companies, Inc.   118,400  4,084,800
  14,823,475
DRUG STORES - 1.4%
Arbor Drugs, Inc.   60,800  1,649,200
CVS Corp.   63,684  4,227,026
  5,876,226
GENERAL MERCHANDISE STORES - 4.2%
Consolidated Stores Corp. (a)  110,000  5,348,750
Dollar Tree Stores (a)  66,550  2,770,144
Hudson's Bay Co. Ord.   52,900  1,114,427
MacFrugals Bargains Closeouts, Inc. (a)  22,400  960,400
Michaels Stores, Inc. (a)  55,800  1,806,525
Proffitts, Inc. (a)  164,300  5,021,419
Shopko Stores, Inc. (a)  23,200  487,200
  17,508,865
GROCERY STORES - 1.6%
Hannaford Brothers Co.   59,500  2,391,156
JP Foodservice, Inc. (a)  65,900  1,939,931
Rykoff-Sexton, Inc.   26,400  592,350
Safeway, Inc. (a)  29,700  1,804,275
  6,727,712
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Brylane, Inc.   28,200  1,459,350
Zale Corp. (a)  84,700  1,884,575
  3,343,925
TOTAL RETAIL & WHOLESALE   48,280,203
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 4.6%
ADVERTISING - 1.6%
Omnicom Group, Inc.   90,400 $ 6,700,900
LEASING & RENTAL - 0.3%
Ryder Systems, Inc.   28,200  1,024,013
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   64,600  2,277,150
SERVICES - 2.2%
AccuStaff, Inc. (a)   76,800  2,270,400
Computer Horizons Corp. (a)   54,000  1,782,000
Devry, Inc. (a)  3,700  98,975
Gartner Group, Inc. Class A (a)  52,000  1,514,500
Hagler Bailly, Inc.   38,300  773,181
Personnel Group of America, Inc. (a)  20,600  753,188
Service Corp. International  29,900  1,093,219
Snyder Communications, Inc. (a)  33,300  1,130,119
  9,415,582
TOTAL SERVICES   19,417,645
TECHNOLOGY - 12.9%
COMMUNICATIONS EQUIPMENT - 0.7%
Aspect Telecommunications Corp. (a)  50,500  1,133,094
Dialogic Corp. (a)   41,100  1,723,631
  2,856,725
COMPUTER SERVICES & SOFTWARE - 8.2%
Affiliated Computer Services, Inc. Class A (a)  49,900  1,166,413
America Online, Inc. (a)   21,400  1,615,700
BMC Software, Inc. (a)   18,400  1,193,700
Citrix Systems, Inc. (a)   22,600  1,618,725
CompUSA, Inc. (a)   64,500  2,358,281
Computer Learning Centers, Inc. (a)   48,650  2,681,831
Compuware Corp. (a)   75,200  2,627,300
E Trade Group, Inc. (a)   38,700  969,919
Equifax, Inc.   40,700  1,388,888
HBO & Co.   41,400  1,857,825
Keane, Inc. (a)  147,500  4,673,906
Pegasus Systems, Inc.   69,500  1,233,625
Sabre Group Holdings, Inc. Class A (a)  45,900  1,181,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Siebel Systems, Inc. (a)  27,900 $ 1,161,338
Symantec Corp. (a)  134,400  3,360,000
Synopsys, Inc. (a)   131,700  5,416,163
  34,505,539
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Digital Equipment Corp. (a)   16,400  807,700
Eltron International, Inc. (a)   42,900  1,340,625
Quantum Corp. (a)  43,900  1,168,838
Symbol Technologies, Inc.   40,550  1,583,984
  4,901,147
ELECTRONIC INSTRUMENTS - 2.4%
Lam Research Corp. (a)   64,616  1,978,865
Newport Corp.   12,500  212,500
Perkin-Elmer Corp.   27,400  1,906,013
Thermo Electron Corp. (a)  44,500  1,638,156
Thermoquest Corp. (a)  90,500  1,532,844
Waters Corp. (a)  70,300  3,009,719
  10,278,097
ELECTRONICS - 0.4%
Flextronics International (a)  16,100  644,000
Linear Technology Corp.   17,600  1,133,000
  1,777,000
TOTAL TECHNOLOGY   54,318,508
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.2%
Mesaba Holdings, Inc. (a)  8,300  181,563
Virgin Express Holdings PLC sponsored ADR  46,000  759,000
  940,563
RAILROADS - 0.3%
Wisconsin Central Transportation Corp. (a) 50,900 1,533,363 TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   13,300  279,300
TOTAL TRANSPORTATION   2,753,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.0%
ELECTRIC UTILITY - 0.4%
AES Corp. (a)   49,700 $ 1,820,263
TELEPHONE SERVICES - 0.6%
Cincinnati Bell, Inc.   63,600  1,876,200
WorldCom, Inc. (a)   17,600  563,200
  2,439,400
TOTAL UTILITIES   4,259,663
TOTAL COMMON STOCKS
(Cost $364,809,707)   402,637,281
CASH EQUIVALENTS - 4.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97  $ 17,606,359  17,598,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $382,407,707)   $ 420,235,281
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $382,941,758. Net unrealized appreciation aggregated $37,293,523, of which $47,614,822 related to appreciated investment securities and $10,321,299 related to depreciated investment securities.
The fund hereby designates approximately $4,130,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 420,235,281
AGREEMENTS OF $17,598,000) (COST $382,407,707) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        233,273

RECEIVABLE FOR INVESTMENTS SOLD                                             7,287,349

RECEIVABLE FOR FUND SHARES SOLD                                             869,507

DIVIDENDS RECEIVABLE                                                        215,965

PREPAID EXPENSES                                                            12,736

 TOTAL ASSETS                                                               428,854,111

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 6,961,257

PAYABLE FOR FUND SHARES REDEEMED                              354,104

ACCRUED MANAGEMENT FEE                                        204,448

DISTRIBUTION FEES PAYABLE                                     184,258

OTHER PAYABLES AND ACCRUED EXPENSES                           191,720

 TOTAL LIABILITIES                                                          7,895,787

NET ASSETS                                                                 $ 420,958,324

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 331,044,123

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       52,086,627
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   37,827,574

NET ASSETS                                                                 $ 420,958,324


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $14.04
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,670,448 (DIVIDED BY) 332,688 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.04)           $14.90

CLASS T:                                                         $14.09
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($326,642,373 (DIVIDED BY) 23,189,639 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.09)           $14.60

CLASS B:                                                         $13.94
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($58,758,155 (DIVIDED BY) 4,214,387 SHARES) A

CLASS C:                                                         $14.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($345,292 (DIVIDED BY) 24,521 SHARES) A

INSTITUTIONAL CLASS:                                             $14.12
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($30,542,056 (DIVIDED BY) 2,162,849 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                        $ 2,093,066
DIVIDENDS

INTEREST                                                                  1,217,726

 TOTAL INCOME                                                             3,310,792

EXPENSES

MANAGEMENT FEE                                             $ 2,182,332

TRANSFER AGENT FEES                                         833,060

DISTRIBUTION FEES                                           1,775,272

ACCOUNTING FEES AND EXPENSES                                226,208

NON-INTERESTED TRUSTEES' COMPENSATION                       1,431

CUSTODIAN FEES AND EXPENSES                                 57,356

REGISTRATION FEES                                           144,260

AUDIT                                                       28,904

LEGAL                                                       8,956

REPORTS TO SHAREHOLDERS                                     108,591

MISCELLANEOUS                                               1,376

 TOTAL EXPENSES BEFORE REDUCTIONS                           5,367,746

 EXPENSE REDUCTIONS                                         (189,103)     5,178,643

NET INVESTMENT INCOME (LOSS)                                              (1,867,851)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      55,118,325

 FOREIGN CURRENCY TRANSACTIONS                              381           55,118,706

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                   22,620,104
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                           77,738,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 75,870,959
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      FEBRUARY 20, 1996
                                                         NOVEMBER 30,    (COMMENCEMENT
                                                         1997            OF OPERATIONS) TO
                                                                         NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (1,867,851)   $ (500,945)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 55,118,706      3,156,354

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     22,620,104      15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          75,870,959      17,862,879
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS

 FROM NET REALIZED GAIN                                   (3,481,786)     -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              123,963,444     206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 196,352,617     224,605,707

NET ASSETS

 BEGINNING OF PERIOD                                      224,605,707     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT     $ 420,958,324   $ 224,605,707
LOSS OF $0 AND $60,692, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70    $ 10.74

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.09)      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64       .97

 TOTAL FROM INVESTMENT OPERATIONS                                    2.55       .96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.21)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.04    $ 11.70

TOTAL RETURN B, C                                                    22.24%     8.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,670    $ 1,239

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62% E    1.56% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.58% F    1.56% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.71)%     (.33)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE G                                           $ .0401    $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996 G


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70     $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.07)       (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64        1.73

 TOTAL FROM INVESTMENT OPERATIONS                                    2.57        1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.18)       -

NET ASSET VALUE, END OF PERIOD                                      $ 14.09     $ 11.70

TOTAL RETURN B, C                                                    22.35%      17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 326,642   $ 187,040

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.48%       1.60% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.44% E     1.60% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.53)%      (.37)%
                                                                                A

PORTFOLIO TURNOVER                                                   208%        101% A

AVERAGE COMMISSION RATE F                                           $ .0401     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996 G


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.61    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.14)      (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.62       1.71

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48       1.61

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.15)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.94    $ 11.61

TOTAL RETURN B, C                                                    21.67%     16.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 58,758   $ 32,727

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.03%      2.38% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.98% E    2.37% A,
                                                                               E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.08)%    (1.14)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE F                                           $ .0401    $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 I

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.16

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.07) H

 TOTAL FROM INVESTMENT OPERATIONS                                    (.08)

NET ASSET VALUE, END OF PERIOD                                      $ 14.08

TOTAL RETURN B, C                                                    (.56)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 345

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.40% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.07)% A

PORTFOLIO TURNOVER                                                   208%

AVERAGE COMMISSION RATE G                                           $ .0401

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
I FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .01        (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.63       1.72

 TOTAL FROM INVESTMENT OPERATIONS                                    2.64       1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.22)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.12    $ 11.70

TOTAL RETURN B, C                                                    23.04%     17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 30,542   $ 3,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .91%       1.50% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .84% F     1.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          .08%       (.27)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE G                                           $ .0401    $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $811,511,385 and $701,803,367, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* 75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER
SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 6,575       $ 6,575

CLASS T     1,333,963     1,333,963

CLASS B     434,622       108,656

CLASS C     112           112

           $ 1,775,272   $ 1,449,306

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 68,624    $ 51,139

CLASS T     419,798     266,071

CLASS B     160,918     0*

           $ 649,340   $ 317,210

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 8,515     .32

CLASS T **              FIIOC *     639,662    .24

CLASS B                 FIIOC *     107,520    .25

CLASS C                 FIIOC *     23              .23***

INSTITUTIONAL CLASS     FIIOC *     77,340     .15

                                   $ 833,060

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $184,530 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 13,832

CLASS C    2.50%          5,568

                         $ 19,400

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $3,391 for Class A.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $150,979 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,584 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS     10,749

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          NOVEMBER 30,

                          1997

CLASS A

FROM NET REALIZED GAIN    $ 23,887

CLASS T

FROM NET REALIZED GAIN    $ 2,939,982

CLASS B

FROM NET REALIZED GAIN    $ 441,965

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 75,952

                          $ 3,481,786

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

                                 YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1997C           1996A, B       1997 C           1996 A, B



CLASS A                           303,139         106,629       $ 3,978,873      $ 1,202,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,096           -              23,555           -

SHARES REDEEMED                   (78,508)        (668)          (1,033,803)      (7,639)

NET INCREASE (DECREASE)           226,727         105,961       $ 2,968,625      $ 1,194,956

CLASS T                           18,242,441      19,947,368    $ 227,562,753    $ 215,644,919
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     246,910         -              2,785,068        -

SHARES REDEEMED                   (11,288,106)    (3,958,974)    (142,250,679)    (43,721,153)

NET INCREASE (DECREASE)           7,201,245       15,988,394    $ 88,097,142     $ 171,923,766

CLASS B                           1,907,677       2,990,066     $ 24,432,331     $ 32,264,842
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     37,955          -              425,863          -

SHARES REDEEMED                   (549,081)       (172,230)      (6,719,610)      (1,849,188)

NET INCREASE (DECREASE)           1,396,551       2,817,836     $ 18,138,584     $ 30,415,654

CLASS C                           24,521          -             $ 343,450        $ -
SHARES SOLD

NET INCREASE (DECREASE)           24,521          -             $ 343,450        $ -

INSTITUTIONAL CLASS               7,539,683       310,259       $ 88,091,401     $ 3,236,523
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,512           -              62,017           -

SHARES REDEEMED                   (5,689,999)     (2,606)        (73,737,775)     (28,071)

NET INCREASE (DECREASE)           1,855,196       307,653       $ 14,415,643     $ 3,208,452


SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS T, CLASS B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
  NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,293

CLASS T                 76,954

CLASS B                 19,416

CLASS C                 5,639

INSTITUTIONAL CLASS     15,958

                       $ 144,260

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended November 30, 1997 and for the period February 20, 1996 to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 1997 and for the period February 20, 1996 to November 30, 1996, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mid Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/22/97 12/19/97 $1.44
 1/5/98 1/2/98 $.01
Class T 12/22/97 12/19/97 $1.43
 1/5/98 1/2/98 $.01
Class B 12/22/97 12/19/97 $1.38
 1/5/98 1/2/98 $.01
Class C 12/22/97 12/19/97 $1.43
 1/5/98 1/2/98 $.01
A total of 21.21%, 24.37%, and 29.24% of the dividends distributed by Class A, Class T, and Class B, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     15,940,943.761    86.053

AGAINST         1,059,438.832     5.720

ABSTAIN         1,524,092.594     8.227

TOTAL           18,524,475.187    100.000









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MID CAP
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    30   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39

PROXY VOTING RESULTS     40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

ADVISOR MID CAP - INSTITUTIONAL CLASS         23.04%   43.96%

STANDARD & POOR'S MIDCAP 400                  27.45%   46.44%

MID-CAP FUNDS AVERAGE                         17.72%   N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   LIFE OF
                                        YEAR     FUND

ADVISOR MID CAP - INSTITUTIONAL CLASS   23.04%   22.74%

STANDARD & POOR'S MIDCAP 400            27.45%   23.93%

MID-CAP FUNDS AVERAGE                   17.72%   N/A

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if
Institutional Class had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19980106 132725 S00000000000001
             FA Mid Cap -CL I            S&P MidCap 400
             00533                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10122.33
  1996/03/31      10250.00                    10243.60
  1996/04/30      10750.00                    10556.44
  1996/05/31      11260.00                    10699.16
  1996/06/30      10770.00                    10538.56
  1996/07/31      10100.00                     9825.63
  1996/08/31      10780.00                    10392.28
  1996/09/30      11480.00                    10845.38
  1996/10/31      11180.00                    10876.94
  1996/11/30      11700.00                    11489.64
  1996/12/31      11571.96                    11502.39
  1997/01/31      11969.58                    11934.19
  1997/02/28      11755.48                    11836.09
  1997/03/31      11133.55                    11331.52
  1997/04/30      11449.61                    11625.34
  1997/05/31      12428.38                    12641.86
  1997/06/30      13101.29                    12996.97
  1997/07/31      14131.04                    14283.80
  1997/08/31      14110.65                    14266.52
  1997/09/30      14834.53                    15086.56
  1997/10/31      14161.63                    14430.14
  1997/11/28      14396.12                    14644.00
IMATRL PRASUN   SHR__CHT 19971130 19980106 132729 R00000000000025
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $14,396 - a 43.96% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,644 - a 46.44% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the 12 months that ended on November 30, 1997, the fund's Institutional Class shares had a return of 23.04%, compared to a return of 27.45% for the Standard & Poor's MidCap 400 Index and 17.72% for the mid-cap funds average monitored by Lipper Analytical Services.
Q. WHAT WERE THE KEY FACTORS THAT CONTRIBUTED TO THE FUND'S
PERFORMANCE?
A. This was a very unusual year. While the fund trailed the S&P MidCap 400 Index, it did very well against its mutual fund peers. A major reason for the underperformance relative to the index was that the fund was underweighted for most of the year in financial stocks, which were among the best- performing stocks in the mid-cap sector. Only about 20% of the mid-cap funds did better than the index during this year. This percentage is usually closer to 50%. The fund did benefit from strong performance in several of its sectors and in a number of its individual stocks. Two industries in particular did well as a result of a trend to consolidation, which allowed merging companies to increase operating efficiencies and achieve above-average earnings growth. One of these industries was broadcasting. Several portfolio holdings did well, including Clear Channel Communications, Chancellor Media - formerly known as Evergreen Media - and American Radio Systems. The second industry to benefit from consolidation was healthcare. Two strong contributors to fund performance were McKesson
- a drug-distribution company that performed very well after its acquisition of Foxmeyer - and CVS - which was helped both by its acquisition of Revco and by its strong pharmacy business.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In general, the semiconductor equipment stocks did not do well, although I continue to believe this area should perform over the long term as computer chips become more complex and create demand for new equipment. Semiconductor stocks were very volatile in the fall after performing well earlier in 1997. Most of these companies have significant sales to Asian semiconductor producers, so their stocks fell when Asian market problems surfaced. The rapid decline in the stock prices illustrated just how sensitive these companies are to any changes in semiconductor spending. Another disappointment was Oxford Health, an HMO company. Oxford's stock fell sharply in the fall following problems with a new computer system that resulted in an underestimation of costs and an overestimation of revenues. This stock is no longer in the portfolio.
Q. MID-CAP STOCKS APPEARED TO BE IMPROVING IN PERFORMANCE DURING THE SPRING AND SUMMER BEFORE THE MARKETS BECAME VOLATILE IN THE FALL. HOW DID THE FUND DO IN THE FALL?
A. The fund held up fairly well, for two important reasons. The first is that the portfolio had less technology exposure than many other funds. As mentioned earlier, technology stocks were hit especially hard this fall because many of them have significant exposure to Asian economies, so the lighter technology weighting helped the fund's performance. The second factor is the strength of Fidelity's research department, which is especially helpful in the mid-cap sector of the market. Mid-cap stocks often trade less efficiently than their large-cap counterparts and current prices are less likely to be reflective of a company's true value. This is because the business fundamentals of mid-cap companies are not researched as intensely and the stocks are less liquid and traded less often. As a result, there are some unusual opportunities created in a volatile market like the one we saw this October. When the Dow dropped over 500 points in one day, Fidelity analysts were able to sift through thousands of issues quickly to identify which stocks had been unjustly beaten down. This allowed me to do some opportunistic buying of great companies whose stocks have since rebounded nicely.
Q. WHAT IS YOUR OUTLOOK?
A. I am optimistic for several reasons. First, the backdrop is sound: there are thousands of mid-cap companies to choose from and valuations for the sector are attractive relative to large-cap companies, so there should be plenty of opportunity. Second, a volatile market plays to Fidelity's strength in research. I am constantly in touch with companies and able to take advantage of short-term dislocations in the market. Third, this is a classic, bottom-up, stock-picking fund. There is plenty of potential in the mid-cap market to find innovative, misunderstood, undervalued or simply overlooked companies whose stocks will outperform once investors recognize their appeal.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                            % OF FUND'S    % OF FUND'S INVESTMENTS
                            INVESTMENTS    IN THESE STOCKS
                                           6 MONTHS AGO

MCKESSON CORP.              1.9            0.6

LEGGETT & PLATT, INC.       1.8            1.0

OMNICOM GROUP, INC.         1.6            1.1

STANLEY WORKS               1.4            0.6

SYNOPSYS, INC.              1.3            0.0

CONSOLIDATED STORES CORP.   1.3            0.0

TYCO INTERNATIONAL LTD.     1.2            0.5

USA WASTE SERVICES, INC.    1.2            1.2

PROFFITTS, INC.             1.2            0.4

HEALTHSOUTH CORP.           1.2            0.7

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           12.9           14.5

RETAIL & WHOLESALE   11.5           8.1

MEDIA & LEISURE      11.0           12.8

HEALTH               9.9            9.9

FINANCE              9.5            7.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 4.2
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 55.8
STOCKS  91.2%
SHORT-TERM
INVESTMENTS 8.8%

FOREIGN
INVESTMENTS 2.3%
STOCKS  95.8%
SHORT-TERM
INVESTMENTS 4.2%

FOREIGN
INVESTMENTS 1.5%
ROW: 1, COL: 1, VALUE: 8.800000000000001
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 51.2
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.5%
AAR Corp.   67,400 $ 2,599,090
Alliant Techsystems, Inc. (a)   30,000  1,783,125
BE Aerospace, Inc. (a)   28,000  885,500
Gulfstream Aerospace Corp. (a)  118,100  3,469,188
Harsco Corp.   37,300  1,478,013
  10,214,916
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  43,400  2,186,275
SHIP BUILDING & REPAIR - 0.4%
Avondale Industries, Inc. (a)   61,700  1,750,738
TOTAL AEROSPACE & DEFENSE   14,151,929
BASIC INDUSTRIES - 5.1%
CHEMICALS & PLASTICS - 2.2%
Cytec Industries, Inc. (a)   44,400  2,031,300
Goodrich (B.F.) Co.   34,800  1,548,600
Ivex Packaging Corp.   53,900  1,078,000
Sealed Air Corp. (a)  49,000  2,786,875
Spartech Corp.  21,100  348,150
Valspar Corp.   48,600  1,476,225
  9,269,150
IRON & STEEL - 0.5%
Nucor Corp.   27,000  1,350,000
Steel Dynamics, Inc. (a)  47,800  884,300
  2,234,300
PACKAGING & CONTAINERS - 1.1%
Owens-Illinois, Inc. (a)  79,100  2,679,513
Silgan Holdings, Inc.   55,100  1,914,725
  4,594,238
PAPER & FOREST PRODUCTS - 1.3%
Fort James Corp.   76,537  2,994,510
Pentair, Inc.   59,500  2,246,125
  5,240,635
TOTAL BASIC INDUSTRIES   21,338,323
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 4.2%
BUILDING MATERIALS - 1.3%
Centex Construction Products, Inc.   32,000 $ 980,000
Dayton Superior Corp. Class A (a)  25,100  426,700
Elcor Corp.   73,200  1,775,100
Hexcel Corp. (a)  37,800  956,813
Lafarge Corp.   32,900  982,888
Medusa Corp.   13,200  535,425
  5,656,926
CONSTRUCTION - 2.1%
Centex Corp.   24,900  1,578,038
D.R. Horton, Inc.   56,900  1,013,531
Lennar Corp.   81,303  1,697,200
NVR, Inc. (a)  28,100  632,250
Oakwood Homes Corp.   42,800  1,284,000
Toll Brothers, Inc. (a)  42,700  1,030,138
U.S. Home Corp. (a)  11,700  434,363
Walter Industries, Inc. (a)  51,900  1,031,513
  8,701,033
ENGINEERING - 0.0%
Group Maintenance America Corp.   3,000  42,000
REAL ESTATE - 0.1%
LNR Property Corp.   18,600  432,450
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexandria Real Estate Equities, Inc.   13,800  429,525
Bedford Property Investors, Inc.   14,600  298,388
Brandywine Realty Trust  24,800  599,850
SL Green Realty Corp.  22,600  587,600
Tanger Factory Outlet Centers, Inc.   35,000  1,012,813
  2,928,176
TOTAL CONSTRUCTION & REAL ESTATE   17,760,585
DURABLES - 6.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Casey's General Stores, Inc.   34,300  808,194
CONSUMER DURABLES - 0.4%
Samsonite Corp. (a)  50,100  1,816,125
CONSUMER ELECTRONICS - 0.4%
Black & Decker Corp.   45,500  1,672,125
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
HOME FURNISHINGS - 3.3%
Bassett Furniture Industries, Inc.   17,200 $ 505,250
Ethan Allen Interiors, Inc.   50,200  1,932,700
Haverty Furniture Companies, Inc.   31,800  408,431
Knoll, Inc.   76,900  2,316,613
Leggett & Platt, Inc.   175,200  7,533,600
Miller (Herman), Inc.   20,800  1,055,600
  13,752,194
TEXTILES & APPAREL - 1.9%
Kellwood Co.   35,600  1,221,525
Liz Claiborne, Inc.   27,300  1,371,825
Mohawk Industries, Inc. (a)  63,700  1,926,925
Pacific Sunwear of California, Inc. (a)  49,300  1,608,413
Reebok International Ltd. (a)   29,600  1,163,650
Unifi, Inc.   14,700  558,600
  7,850,938
TOTAL DURABLES   25,899,576
ENERGY - 5.8%
ENERGY SERVICES - 2.5%
Dresser Industries, Inc.   39,600  1,480,050
Falcon Drilling, Inc. (a)   59,600  1,922,100
Noble Drilling Corp. (a)   31,600  949,975
Reading & Bates Corp. (a)  60,500  2,321,688
Transocean Offshore, Inc.   64,500  3,059,719
Weatherford Enterra, Inc. (a)   19,300  869,706
  10,603,238
OIL & GAS - 3.3%
Cooper Cameron Corp. (a)   34,400  2,096,250
EVI, Inc. (a)  24,100  1,239,644
Nuevo Energy Corp. (a)  58,400  2,434,550
Ocean Energy, Inc. (a)  34,300  1,918,656
Pioneer Natural Resources Co.   49,014  1,565,385
Renaissance Energy Ltd. (a)  37,500  786,050
Tosco Corp.   45,500  1,481,594
Valero Energy Corp.   74,800  2,346,850
  13,868,979
TOTAL ENERGY   24,472,217
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 9.5%
BANKS - 2.7%
Comerica, Inc.   48,100 $ 4,097,519
National Bank of Canada  40,000  587,058
North Fork Bancorp., Inc.   69,700  2,117,138
U.S. Bancorp.   38,410  4,131,476
Westamerica Bancorp.   3,600  328,950
  11,262,141
CREDIT & OTHER FINANCE - 1.1%
Associates First Capital Corp.   39,900  2,563,575
Household International, Inc.   14,500  1,827,000
Money Store, Inc.   3,900  97,744
  4,488,319
INSURANCE - 4.4%
AFLAC, Inc.   11,800  544,275
Allmerica Financial Corp.   45,200  2,192,200
AMBAC, Inc.   87,800  3,522,975
American Bankers Insurance Group, Inc.   60,600  2,454,300
CapMAC Holdings, Inc.   22,800  772,350
MBIA, Inc.   37,200  2,338,950
Paula Financial  21,900  487,275
Progressive Corp.  13,800  1,407,600
Protective Life Corp.   28,600  1,605,175
SunAmerica, Inc.   33,000  1,336,500
UNUM Corp.   31,050  1,472,934
Vesta Insurance Group Corp.   7,300  400,588
  18,535,122
SAVINGS & LOANS - 1.3%
New York Bancorp., Inc.   23,300  824,238
Washington Mutual, Inc.   56,090  3,877,221
Webster Financial Corp.  16,700  1,046,359
  5,747,818
TOTAL FINANCE   40,033,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 1.2%
Barr Laboratories, Inc. (a)   16,100 $ 579,600
Bristol-Myers Squibb Co.   5,900  552,388
Cytyc Corp. (a)   43,500  940,688
Forest Laboratories, Inc. (a)  35,400  1,584,150
Twinlab Corp.   76,900  1,413,038
  5,069,864
MEDICAL EQUIPMENT & SUPPLIES - 6.1%
Becton, Dickinson & Co.   40,900  2,108,906
Boston Scientific Corp. (a)   40,300  1,821,056
Cardinal Health, Inc.   50,300  3,810,225
Cooper Companies, Inc. (a)   45,600  1,781,250
Guidant Corp.   24,300  1,561,275
InControl, Inc. (a)  72,500  575,469
McKesson Corp.  71,600  8,010,250
Medtronic, Inc.   57,700  2,755,175
Sybron International Corp. (a)  69,000  3,036,000
Young Innovations, Inc.   7,600  113,050
  25,572,656
MEDICAL FACILITIES MANAGEMENT - 2.6%
Columbia/HCA Healthcare Corp.   48,800  1,439,600
Covance, Inc. (a)   59,300  1,074,813
HEALTHSOUTH Corp. (a)  187,400  4,919,250
Health Management Associates, Inc. Class A (a)  151,050  3,700,725
  11,134,388
TOTAL HEALTH   41,776,908
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 0.7%
Leitch Technology Corp. (a)   28,900  761,034
VWR Corp. (a)  19,100  507,344
Westinghouse Electric Corp.   57,600  1,728,000
  2,996,378
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Kaydon Corp.   70,300  2,315,506
Stanley Works  133,400  5,877,938
Tyco International Ltd.  130,002  5,102,579
  13,296,023
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.7%
Thermo Instrument Systems, Inc. (a)  63,500 $ 1,972,469
USA Waste Services, Inc. (a)  153,885  5,087,823
  7,060,292
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   23,352,693
MEDIA & LEISURE - 11.0%
BROADCASTING - 3.5%
American Radio Systems Corp. Class A  85,200  4,238,700
Chancellor Media Corp. (a)   44,463  2,670,559
Clear Channel Communications, Inc. (a)   20,400  1,382,100
HSN, Inc. (a)  73,100  3,262,088
Westwood One, Inc. (a)  109,600  3,219,500
  14,772,947
ENTERTAINMENT - 1.1%
AMF Bowling, Inc.   24,900  617,831
Carnival Cruise Lines, Inc. Class A  3,800  205,438
Cinar Films, Inc. Class B (sub. vtg.) (a)  36,900  1,451,073
Premier Parks, Inc. (a)  57,900  2,258,100
  4,532,442
LEISURE DURABLES & TOYS - 1.0%
Harley-Davidson, Inc.   74,100  1,959,019
Mattel, Inc.   59,900  2,399,744
  4,358,763
LODGING & GAMING - 1.0%
Bristol Hotel Co. (a)   3,000  74,250
Doubletree Corp. (a)   55,600  2,442,925
Mirage Resorts, Inc. (a)  51,700  1,227,875
WMS Industries, Inc. (a)  24,800  576,600
  4,321,650
PUBLISHING - 1.5%
Cognizant Corp.   26,400  1,131,900
Harcourt General, Inc.   29,100  1,593,225
Tribune Co.   59,300  3,343,038
  6,068,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 2.9%
CKE Restaurants, Inc.   124,800 $ 4,687,800
Rainforest Cafe, Inc. (a)   27,300  982,800
Star Buffet, Inc.   18,500  241,656
Starbucks Corp. (a)  76,200  2,657,475
Tricon Global Restaurants, Inc. (a)  104,300  3,526,644
  12,096,375
TOTAL MEDIA & LEISURE   46,150,340
NONDURABLES - 4.2%
AGRICULTURE - 0.1%
Fresh Del Monte Produce, Inc.   34,800  513,300
FOODS - 1.7%
American Italian Pasta Co. Series A  5,400  127,575
Ben & Jerry's Homemade, Inc. Class A (a)  25,600  411,200
Dean Foods Co.   6,800  361,250
Hudson Foods, Inc. Class A  37,800  715,838
Interstate Bakeries Corp.  74,000  2,557,625
Pilgrims Pride Corp.   37,100  593,600
Suiza Foods Corp. (a)  13,000  756,438
Tyson Foods, Inc.   71,500  1,295,938
  6,819,464
HOUSEHOLD PRODUCTS - 2.4%
Alberto-Culver Co. Class A  140,600  3,743,475
Avon Products, Inc.   18,200  1,052,188
Brady (W.H.) Co. Class A  82,100  2,524,575
Church & Dwight Co., Inc.   87,000  2,555,625
Dial Corp.   14,700  284,813
  10,160,676
TOTAL NONDURABLES   17,493,440
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.3%
Getchell Gold Corp. (a)  44,900 $ 1,178,625
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 3.5%
Claire's Stores, Inc.   51,600  1,167,450
Payless ShoeSource, Inc. (a)  33,700  2,139,950
Ross Stores, Inc.   110,400  4,305,600
Stage Stores, Inc. (a)  74,200  3,125,675
TJX Companies, Inc.   118,400  4,084,800
  14,823,475
DRUG STORES - 1.4%
Arbor Drugs, Inc.   60,800  1,649,200
CVS Corp.   63,684  4,227,026
  5,876,226
GENERAL MERCHANDISE STORES - 4.2%
Consolidated Stores Corp. (a)  110,000  5,348,750
Dollar Tree Stores (a)  66,550  2,770,144
Hudson's Bay Co. Ord.   52,900  1,114,427
MacFrugals Bargains Closeouts, Inc. (a)  22,400  960,400
Michaels Stores, Inc. (a)  55,800  1,806,525
Proffitts, Inc. (a)  164,300  5,021,419
Shopko Stores, Inc. (a)  23,200  487,200
  17,508,865
GROCERY STORES - 1.6%
Hannaford Brothers Co.   59,500  2,391,156
JP Foodservice, Inc. (a)  65,900  1,939,931
Rykoff-Sexton, Inc.   26,400  592,350
Safeway, Inc. (a)  29,700  1,804,275
  6,727,712
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Brylane, Inc.   28,200  1,459,350
Zale Corp. (a)  84,700  1,884,575
  3,343,925
TOTAL RETAIL & WHOLESALE   48,280,203
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 4.6%
ADVERTISING - 1.6%
Omnicom Group, Inc.   90,400 $ 6,700,900
LEASING & RENTAL - 0.3%
Ryder Systems, Inc.   28,200  1,024,013
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   64,600  2,277,150
SERVICES - 2.2%
AccuStaff, Inc. (a)   76,800  2,270,400
Computer Horizons Corp. (a)   54,000  1,782,000
Devry, Inc. (a)  3,700  98,975
Gartner Group, Inc. Class A (a)  52,000  1,514,500
Hagler Bailly, Inc.   38,300  773,181
Personnel Group of America, Inc. (a)  20,600  753,188
Service Corp. International  29,900  1,093,219
Snyder Communications, Inc. (a)  33,300  1,130,119
  9,415,582
TOTAL SERVICES   19,417,645
TECHNOLOGY - 12.9%
COMMUNICATIONS EQUIPMENT - 0.7%
Aspect Telecommunications Corp. (a)  50,500  1,133,094
Dialogic Corp. (a)   41,100  1,723,631
  2,856,725
COMPUTER SERVICES & SOFTWARE - 8.2%
Affiliated Computer Services, Inc. Class A (a)  49,900  1,166,413
America Online, Inc. (a)   21,400  1,615,700
BMC Software, Inc. (a)   18,400  1,193,700
Citrix Systems, Inc. (a)   22,600  1,618,725
CompUSA, Inc. (a)   64,500  2,358,281
Computer Learning Centers, Inc. (a)   48,650  2,681,831
Compuware Corp. (a)   75,200  2,627,300
E Trade Group, Inc. (a)   38,700  969,919
Equifax, Inc.   40,700  1,388,888
HBO & Co.   41,400  1,857,825
Keane, Inc. (a)  147,500  4,673,906
Pegasus Systems, Inc.   69,500  1,233,625
Sabre Group Holdings, Inc. Class A (a)  45,900  1,181,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Siebel Systems, Inc. (a)  27,900 $ 1,161,338
Symantec Corp. (a)  134,400  3,360,000
Synopsys, Inc. (a)   131,700  5,416,163
  34,505,539
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Digital Equipment Corp. (a)   16,400  807,700
Eltron International, Inc. (a)   42,900  1,340,625
Quantum Corp. (a)  43,900  1,168,838
Symbol Technologies, Inc.   40,550  1,583,984
  4,901,147
ELECTRONIC INSTRUMENTS - 2.4%
Lam Research Corp. (a)   64,616  1,978,865
Newport Corp.   12,500  212,500
Perkin-Elmer Corp.   27,400  1,906,013
Thermo Electron Corp. (a)  44,500  1,638,156
Thermoquest Corp. (a)  90,500  1,532,844
Waters Corp. (a)  70,300  3,009,719
  10,278,097
ELECTRONICS - 0.4%
Flextronics International (a)  16,100  644,000
Linear Technology Corp.   17,600  1,133,000
  1,777,000
TOTAL TECHNOLOGY   54,318,508
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.2%
Mesaba Holdings, Inc. (a)  8,300  181,563
Virgin Express Holdings PLC sponsored ADR  46,000  759,000
  940,563
RAILROADS - 0.3%
Wisconsin Central Transportation Corp. (a) 50,900 1,533,363 TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   13,300  279,300
TOTAL TRANSPORTATION   2,753,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.0%
ELECTRIC UTILITY - 0.4%
AES Corp. (a)   49,700 $ 1,820,263
TELEPHONE SERVICES - 0.6%
Cincinnati Bell, Inc.   63,600  1,876,200
WorldCom, Inc. (a)   17,600  563,200
  2,439,400
TOTAL UTILITIES   4,259,663
TOTAL COMMON STOCKS
(Cost $364,809,707)   402,637,281
CASH EQUIVALENTS - 4.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97  $ 17,606,359  17,598,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $382,407,707)   $ 420,235,281
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $382,941,758. Net unrealized appreciation aggregated $37,293,523, of which $47,614,822 related to appreciated investment securities and $10,321,299 related to depreciated investment securities.
The fund hereby designates approximately $4,130,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 420,235,281
AGREEMENTS OF $17,598,000) (COST $382,407,707) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        233,273

RECEIVABLE FOR INVESTMENTS SOLD                                             7,287,349

RECEIVABLE FOR FUND SHARES SOLD                                             869,507

DIVIDENDS RECEIVABLE                                                        215,965

PREPAID EXPENSES                                                            12,736

 TOTAL ASSETS                                                               428,854,111

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 6,961,257

PAYABLE FOR FUND SHARES REDEEMED                              354,104

ACCRUED MANAGEMENT FEE                                        204,448

DISTRIBUTION FEES PAYABLE                                     184,258

OTHER PAYABLES AND ACCRUED EXPENSES                           191,720

 TOTAL LIABILITIES                                                          7,895,787

NET ASSETS                                                                 $ 420,958,324

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 331,044,123

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       52,086,627
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   37,827,574

NET ASSETS                                                                 $ 420,958,324


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $14.04
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,670,448 (DIVIDED BY) 332,688 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.04)           $14.90

CLASS T:                                                         $14.09
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($326,642,373 (DIVIDED BY) 23,189,639 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.09)           $14.60

CLASS B:                                                         $13.94
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($58,758,155 (DIVIDED BY) 4,214,387 SHARES) A

CLASS C:                                                         $14.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($345,292 (DIVIDED BY) 24,521 SHARES) A

INSTITUTIONAL CLASS:                                             $14.12
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($30,542,056 (DIVIDED BY) 2,162,849 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                        $ 2,093,066
DIVIDENDS

INTEREST                                                                  1,217,726

 TOTAL INCOME                                                             3,310,792

EXPENSES

MANAGEMENT FEE                                             $ 2,182,332

TRANSFER AGENT FEES                                         833,060

DISTRIBUTION FEES                                           1,775,272

ACCOUNTING FEES AND EXPENSES                                226,208

NON-INTERESTED TRUSTEES' COMPENSATION                       1,431

CUSTODIAN FEES AND EXPENSES                                 57,356

REGISTRATION FEES                                           144,260

AUDIT                                                       28,904

LEGAL                                                       8,956

REPORTS TO SHAREHOLDERS                                     108,591

MISCELLANEOUS                                               1,376

 TOTAL EXPENSES BEFORE REDUCTIONS                           5,367,746

 EXPENSE REDUCTIONS                                         (189,103)     5,178,643

NET INVESTMENT INCOME (LOSS)                                              (1,867,851)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      55,118,325

 FOREIGN CURRENCY TRANSACTIONS                              381           55,118,706

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                   22,620,104
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                           77,738,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 75,870,959
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      FEBRUARY 20, 1996
                                                         NOVEMBER 30,    (COMMENCEMENT
                                                         1997            OF OPERATIONS) TO
                                                                         NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (1,867,851)   $ (500,945)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 55,118,706      3,156,354

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     22,620,104      15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          75,870,959      17,862,879
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS

 FROM NET REALIZED GAIN                                   (3,481,786)     -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              123,963,444     206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 196,352,617     224,605,707

NET ASSETS

 BEGINNING OF PERIOD                                      224,605,707     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT     $ 420,958,324   $ 224,605,707
LOSS OF $0 AND $60,692, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70    $ 10.74

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.09)      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64       .97

 TOTAL FROM INVESTMENT OPERATIONS                                    2.55       .96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.21)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.04    $ 11.70

TOTAL RETURN B, C                                                    22.24%     8.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 4,670    $ 1,239

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62% E    1.56% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.58% F    1.56% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.71)%     (.33)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE G                                           $ .0401    $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996 G


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70     $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.07)       (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64        1.73

 TOTAL FROM INVESTMENT OPERATIONS                                    2.57        1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.18)       -

NET ASSET VALUE, END OF PERIOD                                      $ 14.09     $ 11.70

TOTAL RETURN B, C                                                    22.35%      17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 326,642   $ 187,040

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.48%       1.60% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.44% E     1.60% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.53)%      (.37)%
                                                                                A

PORTFOLIO TURNOVER                                                   208%        101% A

AVERAGE COMMISSION RATE F                                           $ .0401     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996 G


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.61    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.14)      (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.62       1.71

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48       1.61

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.15)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.94    $ 11.61

TOTAL RETURN B, C                                                    21.67%     16.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 58,758   $ 32,727

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.03%      2.38% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.98% E    2.37% A,
                                                                               E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.08)%    (1.14)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE F                                           $ .0401    $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 I

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 14.16

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.07) H

 TOTAL FROM INVESTMENT OPERATIONS                                    (.08)

NET ASSET VALUE, END OF PERIOD                                      $ 14.08

TOTAL RETURN B, C                                                    (.56)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 345

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.40% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.07)% A

PORTFOLIO TURNOVER                                                   208%

AVERAGE COMMISSION RATE G                                           $ .0401

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
I FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.70    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      .01        (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.63       1.72

 TOTAL FROM INVESTMENT OPERATIONS                                    2.64       1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.22)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.12    $ 11.70

TOTAL RETURN B, C                                                    23.04%     17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 30,542   $ 3,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .91%       1.50% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .84% F     1.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          .08%       (.27)% A

PORTFOLIO TURNOVER                                                   208%       101% A

AVERAGE COMMISSION RATE G                                           $ .0401    $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $811,511,385 and $701,803,367, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* 75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER
SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 6,575       $ 6,575

CLASS T     1,333,963     1,333,963

CLASS B     434,622       108,656

CLASS C     112           112

           $ 1,775,272   $ 1,449,306

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 68,624    $ 51,139

CLASS T     419,798     266,071

CLASS B     160,918     0*

           $ 649,340   $ 317,210

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 8,515     .32

CLASS T **              FIIOC *     639,662    .24

CLASS B                 FIIOC *     107,520    .25

CLASS C                 FIIOC *     23              .23***

INSTITUTIONAL CLASS     FIIOC *     77,340     .15

                                   $ 833,060

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $184,530 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 13,832

CLASS C    2.50%          5,568

                         $ 19,400

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $3,391 for Class A.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $150,979 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,584 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS     10,749

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          NOVEMBER 30,

                          1997

CLASS A

FROM NET REALIZED GAIN    $ 23,887

CLASS T

FROM NET REALIZED GAIN    $ 2,939,982

CLASS B

FROM NET REALIZED GAIN    $ 441,965

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 75,952

                          $ 3,481,786

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

                                 YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1997C           1996A, B       1997 C           1996 A, B



CLASS A                           303,139         106,629       $ 3,978,873      $ 1,202,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,096           -              23,555           -

SHARES REDEEMED                   (78,508)        (668)          (1,033,803)      (7,639)

NET INCREASE (DECREASE)           226,727         105,961       $ 2,968,625      $ 1,194,956

CLASS T                           18,242,441      19,947,368    $ 227,562,753    $ 215,644,919
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     246,910         -              2,785,068        -

SHARES REDEEMED                   (11,288,106)    (3,958,974)    (142,250,679)    (43,721,153)

NET INCREASE (DECREASE)           7,201,245       15,988,394    $ 88,097,142     $ 171,923,766

CLASS B                           1,907,677       2,990,066     $ 24,432,331     $ 32,264,842
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     37,955          -              425,863          -

SHARES REDEEMED                   (549,081)       (172,230)      (6,719,610)      (1,849,188)

NET INCREASE (DECREASE)           1,396,551       2,817,836     $ 18,138,584     $ 30,415,654

CLASS C                           24,521          -             $ 343,450        $ -
SHARES SOLD

NET INCREASE (DECREASE)           24,521          -             $ 343,450        $ -

INSTITUTIONAL CLASS               7,539,683       310,259       $ 88,091,401     $ 3,236,523
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,512           -              62,017           -

SHARES REDEEMED                   (5,689,999)     (2,606)        (73,737,775)     (28,071)

NET INCREASE (DECREASE)           1,855,196       307,653       $ 14,415,643     $ 3,208,452


SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS T, CLASS B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
  NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,293

CLASS T                 76,954

CLASS B                 19,416

CLASS C                 5,639

INSTITUTIONAL CLASS     15,958

                       $ 144,260

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended November 30, 1997 and for the period February 20, 1996 to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 1997 and for the period February 20, 1996 to November 30, 1996, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mid Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $1.48
 1/5/98 1/2/98 $.01
A total of .32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 19.94% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     15,940,943.761    86.053

AGAINST         1,059,438.832     5.720

ABSTAIN         1,524,092.594     8.227

TOTAL           18,524,475.187    100.000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox  *
Phyllis Burke Davis *
Robert M. Gates  *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH & INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     28   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    37   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    44   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            45

PROXY VOTING RESULTS     46


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH & INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     LIFE OF
                                    FUND

ADVISOR GROWTH & INCOME - CLASS A   25.04%

ADVISOR GROWTH & INCOME - CLASS A   17.85%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       31.11%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 150809 S00000000000001
             FA Growth & Income -CL A    S&P 500
             00272                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9632.35                    10624.80
  1997/02/28       9698.33                    10708.10
  1997/03/31       9264.28                    10268.10
  1997/04/30       9754.85                    10881.11
  1997/05/31      10292.59                    11543.55
  1997/06/30      10792.53                    12060.70
  1997/07/31      11680.88                    13020.37
  1997/08/31      11076.05                    12290.97
  1997/09/30      11643.08                    12964.15
  1997/10/31      11293.41                    12531.14
  1997/11/28      11784.84                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 150810 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,785 - a 17.85% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR GROWTH & INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     LIFE OF
                                    FUND

ADVISOR GROWTH & INCOME - CLASS T   24.83%

ADVISOR GROWTH & INCOME - CLASS T   20.46%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       31.11%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 151441 S00000000000001
             FA Growth & Income -CL T    S&P 500
             00274                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9852.65                    10624.80
  1997/02/28       9910.55                    10708.10
  1997/03/31       9456.48                    10268.10
  1997/04/30       9968.42                    10881.11
  1997/05/31      10509.34                    11543.55
  1997/06/30      11030.92                    12060.70
  1997/07/31      11930.02                    13020.37
  1997/08/31      11311.29                    12290.97
  1997/09/30      11891.35                    12964.15
  1997/10/31      11533.65                    12531.14
  1997/11/28      12046.04                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 151442 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $12,046 - a 20.46% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR GROWTH & INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     LIFE OF
                                    FUND

ADVISOR GROWTH & INCOME - CLASS B   24.22%

ADVISOR GROWTH & INCOME - CLASS B   19.22%
 (INCL. CONTINGENT DEFERRED
 SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       31.11%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 151022 S00000000000001
             FA Growth & Income -CL B    S&P 500
             00244                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/28      11922.39                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 151024 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,922 - a 19.22% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR GROWTH & INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares 1.00% 12b-1/shareholder service fee. Class C's contingent deferred sales charge included in the life of fund total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997     LIFE OF
                                    FUND

ADVISOR GROWTH & INCOME - CLASS C   24.21%

ADVISOR GROWTH & INCOME - CLASS C   23.21%
 (INCL. CONTINGENT DEFERRED
 SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       31.11%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19980120 075953 S00000000000001
             FA Growth & Income -CL C    S&P 500
             00481                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10209.99                    10624.80
  1997/02/28      10269.99                    10708.10
  1997/03/31       9799.45                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.28                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.49                    12531.14
  1997/11/28      12321.23                    13111.21
IMATRL PRASUN   SHR__CHT 19971130 19980120 075955 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $12,321 - a 23.21% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth and Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. From the fund's commencement date - December 31, 1996 - through November 30, 1997, the fund's Class A, Class T, Class B and Class C shares returned 25.04%, 24.83%, 24.22% and 24.21%, respectively. The Standard & Poor's 500 Index returned 31.11% during the same period.
Q. PERFORMANCE SEEMS TO HAVE PICKED UP OVER THE PAST SIX MONTHS. WHAT WERE SOME OF THE STRATEGIES THAT BENEFITED THE FUND'S PERFORMANCE?
A. While the fund trailed the S&P 500 during the period, I've been satisfied with recent performance. Part of the reason the fund trailed the index was the "narrowness" of the market. By that I mean much of the market's gains were concentrated among a narrow group of large-capitalization stocks. Stock selection - which is where I focus most of my efforts - within a number of industries was solid, and was largely responsible for the fund's absolute performance. Foremost, I'd highlight retail store investments, where both stock selection and an industry overweighting - more than double that of the S&P 500 - were material contributors. Over the past six months, retailing stocks have been the strongest of the S&P 500 industry sectors. Strong retail store investments included Consolidated Stores - owner of Kay-Bee Toy stores - and Gap Inc., which operates several leading-edge apparel chains. The fund also benefited from stock selection within the finance, health care and technology sectors. Strong performers in these industries included BankAmerica, drug-maker Bristol-Myers Squibb and personal computer-maker Compaq Computer.
Q. YOU INCREASED THE FUND'S RETAIL EXPOSURE. WHY WERE THESE STOCKS
ATTRACTIVE?
A. I detected several positive industry trends that provided a favorable backdrop for the sector. These trends included a reduction in store overcapacity - which had afflicted the industry for years - better management focus on the bottom line and new-found attention to returns on invested capital. While it would be a stretch to say that all retailers have recently mended their ways, it was clear to me that there were a number of attractive stocks with the potential for upward revaluations of their price-to-earnings (P/E) multiples. The story behind discounter Wal-Mart - the fund's second-largest retail investment - illustrates my investment thesis. Following the company's explosive growth during the `80s - which resulted in very strong stock appreciation - the firm's returns deteriorated and its stock dramatically underperformed from 1993 through 1996. Recognizing that it had a problem, Wal-Mart committed itself to a new financial discipline - emphasizing returns on its capital base - which has since helped its earnings growth begin to reaccelerate. Based on these positive developments, the stock's P/E multiple and price recently began to rise.
Q. TIME WARNER IS A RELATIVELY NEW TOP 10 HOLDING. WHAT MADE THIS STOCK ATTRACTIVE?
A. Fundamentally, the company has a number of media franchises - including Warner Brothers, Time Warner Cable, CNN and Time magazine - with wide global reach. Also, the company has been focusing intently on improving its financial returns. For example, previously high levels of capital expenditures - largely related to its cable television operations - were expected to peak and then decline, a development that I felt could enhance the company's free cash flow dynamics. The potential for this to happen - and for Time Warner to continue expanding and enhancing its franchises worldwide - made this stock attractive during the period.
Q. WHICH STOCKS PERFORMED WELL? WHICH WERE DISAPPOINTING?
A. Other positions that performed well included General Electric, diversified industrial Tyco International and IBM. There haven't been any major setbacks, but several smaller holdings - including Columbia/HCA Healthcare, Tupperware and Waste Management - detracted from performance.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Given the economic difficulties we saw in Southeast Asia during October, global economic growth may experience a marginal slowdown. If there is such a slowdown, stocks with predictable, sustainable earnings growth likely will outperform economically sensitive cyclicals and commodities-based firms. Of course, those firms with significant revenue exposure to the region could be particularly affected, so I've endeavored to limit the fund's investments in firms whose earnings are susceptible to a slowdown.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

GENERAL ELECTRIC CO.            3.5            3.4

TYCO INTERNATIONAL LTD.         2.7            2.2

BRISTOL-MYERS SQUIBB CO.        2.5            1.6

BANKAMERICA CORP.               2.2            2.2

PHILIP MORRIS COMPANIES, INC.   2.2            3.2

CONSOLIDATED STORES CORP.       1.9            1.6

WAL-MART STORES, INC.           1.8            0.5

TIME WARNER, INC.               1.7            0.6

CITICORP                        1.6            1.8

AMERICAN HOME PRODUCTS CORP.    1.5            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            18.9           14.0

HEALTH                             11.7           13.0

REATAIL & WHOLESALE                11.3           8.7

INDUSTRIAL MACHINERY & EQUIPMENT   8.7            9.6

NONDURABLES                        8.4            9.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 40.0
ROW: 1, COL: 4, VALUE: 51.6
STOCKS  93.2%
CONVERTIBLE
SECURITIES 1.7%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 5.6%
STOCKS  91.6%
CONVERTIBLE
SECURITIES 2.5%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.5%
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 40.0
ROW: 1, COL: 4, VALUE: 53.2
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   59,600 $ 2,212,630
Lockheed Martin Corp.   10,100  985,381
Textron, Inc.   25,100  1,484,038
  4,682,049
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  1,100  55,413
Raytheon Co.   14,300  799,906
  855,319
TOTAL AEROSPACE & DEFENSE   5,537,368
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   8,600  659,513
Cytec Industries, Inc. (a)  5,200  237,900
Monsanto Co.   26,400  1,153,350
Praxair, Inc.   21,400  940,263
Sealed Air Corp. (a)  17,200  978,250
  3,969,276
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   6,500  275,844
PAPER & FOREST PRODUCTS - 0.1%
Kimberly-Clark Corp.   5,700  296,756
TOTAL BASIC INDUSTRIES   4,541,876
CONSTRUCTION & REAL ESTATE - 2.1%
BUILDING MATERIALS - 1.2%
American Standard Companies, Inc. (a)  1,600  63,400
Masco Corp.   56,100  2,643,713
Sherwin-Williams Co.   8,300  237,069
  2,944,182
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Duke Realty Investors, Inc.   22,500 $ 517,500
Equity Residential Properties Trust (SBI)  15,500  775,000
Public Storage, Inc.   21,600  596,700
Storage USA, Inc.   5,100  199,219
  2,088,419
TOTAL CONSTRUCTION & REAL ESTATE   5,032,601
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   8,300  783,831
Navistar International Corp. (a)  24,400  536,800
  1,320,631
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   21,100  2,055,931
CONSUMER ELECTRONICS - 0.6%
Newell Co.   24,900  1,016,231
Philips Electronics NV  5,600  375,200
  1,391,431
TEXTILES & APPAREL - 1.0%
Liz Claiborne, Inc.   28,100  1,412,025
NIKE, Inc. Class B  3,400  165,538
VF Corp.   16,400  757,475
  2,335,038
TOTAL DURABLES   7,103,031
ENERGY - 7.7%
ENERGY SERVICES - 0.9%
Halliburton Co.   13,800  744,338
Schlumberger Ltd.   12,500  1,028,906
Weatherford Enterra, Inc. (a)  7,100  319,944
  2,093,188
OIL & GAS - 6.8%
Amoco Corp.   13,800  1,242,000
British Petroleum PLC ADR  40,564  3,366,812
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Burlington Resources, Inc.   9,100 $ 404,950
Chevron Corp.   9,300  745,744
Exxon Corp.   16,800  1,024,800
Mobil Corp.   17,600  1,266,100
Royal Dutch Petroleum Co.   43,800  2,307,713
Texaco, Inc.   46,900  2,649,850
Tosco Corp.   18,800  612,175
Total SA sponsored ADR  17,900  940,869
USX-Marathon Group   51,500  1,763,875
Valero Energy Corp.   3,500  109,813
  16,434,701
TOTAL ENERGY   18,527,889
FINANCE - 18.9%
BANKS - 10.0%
Bank of New York Co., Inc.   54,100  2,907,875
BankBoston Corp.   700  62,388
BankAmerica Corp.   74,400  5,431,200
Chase Manhattan Corp.   17,000  1,846,625
Citicorp  33,100  3,969,931
Comerica, Inc.   17,200  1,465,225
First Union Corp.   1,200  58,500
Mellon Bank Corp.   11,600  657,575
National City Corp.   24,600  1,642,050
NationsBank Corp.   33,900  2,036,119
North Fork Bancorp., Inc.   4,300  130,613
U.S. Bancorp.  25,900  2,785,869
Wells Fargo & Co.   3,700  1,136,825
  24,130,795
CREDIT & OTHER FINANCE - 2.5%
American Express Co.   31,200  2,460,900
Associates First Capital Corp.   10,100  648,925
Household International, Inc.   14,900  1,877,400
Transamerica Corp.   8,800  955,350
  5,942,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan Mortgage Corporation  63,200 $ 2,607,000
Federal National Mortgage Association  48,400  2,556,125
  5,163,125
INSURANCE - 3.0%
AFLAC, Inc.   2,700  124,538
Allstate Corp.   28,800  2,473,200
American International Group, Inc.   4,900  493,981
MGIC Investment Corp.   4,100  239,594
PMI Group, Inc.   1,000  65,000
Progressive Corp.   4,700  479,400
Travelers Property Casualty Corp. Class A  30,600  1,216,350
Travelers Group, Inc. (The)  38,450  1,941,725
UNUM Corp.   3,900  185,006
  7,218,794
SAVINGS & LOANS - 1.2%
Charter One Financial Corp.   7,030  416,528
Dime Bancorp., Inc.   34,900  846,325
Washington Mutual, Inc.   24,030  1,661,074
  2,923,927
SECURITIES INDUSTRY - 0.1%
Morgan Stanley Dean Witter Discover and Co.   6,300  342,169
TOTAL FINANCE   45,721,385
HEALTH - 11.1%
DRUGS & PHARMACEUTICALS - 7.3%
American Home Products Corp.   52,600  3,675,425
Bristol-Myers Squibb Co.   65,800  6,160,525
Cytyc Corp. (a)  8,100  175,163
Merck & Co., Inc.   17,600  1,664,300
Pfizer, Inc.   25,800  1,876,950
Schering-Plough Corp.   32,700  2,049,881
SmithKline Beecham PLC ADR  39,400  1,955,225
  17,557,469
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
Baxter International, Inc.   39,600  2,004,750
Boston Scientific Corp. (a)  1,200  54,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Cardinal Health, Inc.   10,500 $ 795,375
Johnson & Johnson  34,700  2,183,931
McKesson Corp.   9,500  1,062,813
Medtronic, Inc.   16,800  802,200
  6,903,294
MEDICAL FACILITIES MANAGEMENT - 1.0%
Columbia/HCA Healthcare Corp.   81,800  2,413,100
Tenet Healthcare Corp. (a)  3,100  98,231
  2,511,331
TOTAL HEALTH   26,972,094
INDUSTRIAL MACHINERY & EQUIPMENT - 8.2%
ELECTRICAL EQUIPMENT - 4.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  5,900  146,025
Alcatel Alsthom Compagnie Generale d'Electricite SA  9,500  1,190,113
Emerson Electric Co.   14,400  792,000
General Electric Co.   115,000  8,481,250
Westinghouse Electric Corp.   942  28,260
  10,637,648
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Illinois Tool Works, Inc.   14,900  816,706
Ingersoll-Rand Co.   20,550  839,981
Stanley Works  20,600  907,688
Tyco International Ltd.   167,008  6,555,064
  9,119,439
POLLUTION CONTROL - 0.0%
USA Waste Services, Inc. (a)  2,900  95,881
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   19,852,968
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 6.6%
BROADCASTING - 2.2%
Chancellor Media Corp. (a)  5,500 $ 330,344
Comcast Corp. Class A special  24,600  688,800
TCI Group Class A  10,600  242,806
Time Warner, Inc.   68,600  3,995,950
  5,257,900
ENTERTAINMENT - 0.9%
Carnival Cruise Lines, Inc. Class A  4,100  221,656
Disney (Walt) Co.   16,000  1,519,000
Viacom, Inc. Class B (non-vtg.) (a)  14,300  500,500
  2,241,156
LEISURE DURABLES & TOYS - 0.5%
Mattel, Inc.   28,800  1,153,800
PUBLISHING - 3.0%
Cognizant Corp.   28,100  1,204,788
Harcourt General, Inc.   19,600  1,073,100
McGraw-Hill, Inc.   15,100  1,033,406
Pearson, PLC   42,800  595,909
Scholastic Corp. (a)  1,300  49,644
Times Mirror Co. Class A  21,900  1,300,313
Tribune Co.   14,000  789,250
US WEST Media Group (a)  37,300  990,781
World Color Press, Inc. (a)  6,800  181,900
  7,219,091
TOTAL MEDIA & LEISURE   15,871,947
NONDURABLES - 8.4%
FOODS - 2.2%
Campbell Soup Co.   24,700  1,383,200
Dole Food, Inc.   10,700  528,313
General Mills, Inc.   6,500  481,000
Heinz (H.J.) Co.   31,800  1,591,988
Sara Lee Corp.   27,100  1,432,913
  5,417,414
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 3.6%
Avon Products, Inc.   8,200 $ 474,063
Clorox Co.   9,100  706,388
Gillette Co.   7,000  646,188
International Flavors & Fragrances, Inc.   1,300  62,644
Procter & Gamble Co.   37,200  2,838,825
Unilever:
PLC Ord.   149,400  1,176,840
 NV ADR  46,400  2,694,100
  8,599,048
TOBACCO - 2.6%
Philip Morris Companies, Inc.   124,100  5,398,350
RJR Nabisco Holdings Corp.   26,400  961,950
  6,360,300
TOTAL NONDURABLES   20,376,762
PRECIOUS METALS - 0.1%
Getchell Gold Corp. (a)  12,300  322,875
RETAIL & WHOLESALE - 11.1%
APPAREL STORES - 1.7%
Gap, Inc.   19,100  1,025,431
Payless ShoeSource, Inc. (a)  36,800  2,336,800
TJX Companies, Inc.   23,800  821,100
  4,183,331
DRUG STORES - 1.8%
CVS Corp.   47,175  3,131,241
Rite Aid Corp.   5,900  387,925
Walgreen Co.   22,200  714,563
  4,233,729
GENERAL MERCHANDISE STORES - 6.6%
Carson Pirie Scott & Co. (a)  11,700  604,013
Consolidated Stores Corp. (a)  96,900  4,711,763
Dayton Hudson Corp.   31,800  2,112,713
Federated Department Stores, Inc. (a)  43,400  1,977,413
Meyer (Fred), Inc. (a)  13,300  450,538
Penney (J.C.) Co., Inc.   17,300  1,111,525
Proffitts, Inc. (a)  14,400  440,100
Wal-Mart Stores, Inc.   111,700  4,461,019
  15,869,084
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
American Stores Co.   28,600 $ 566,638
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Home Depot, Inc.   24,200  1,353,688
Lowe's Companies, Inc.   13,200  606,375
  1,960,063
TOTAL RETAIL & WHOLESALE   26,812,845
SERVICES - 2.9%
ADVERTISING - 1.1%
Omnicom Group, Inc.   33,600  2,490,600
Outdoor Systems, Inc. (a)  2,250  69,469
  2,560,069
LEASING & RENTAL - 0.4%
Republic Industries, Inc. (a)  6,800  177,225
Ryder Systems, Inc.   19,500  708,094
  885,319
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   22,300  786,075
Reynolds & Reynolds Co. Class A  16,200  309,825
  1,095,900
SERVICES - 1.0%
Ecolab, Inc.   22,700  1,157,700
Service Corp. International  32,428  1,185,649
  2,343,349
TOTAL SERVICES   6,884,637
TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp.   7,900  209,350
COMPUTER SERVICES & SOFTWARE - 1.6%
Adobe Systems, Inc.   200  8,400
Autodesk, Inc.   9,400  361,313
CUC International, Inc. (a)  13,400  385,250
First Data Corp.   3,100  87,769
Microsoft Corp. (a)  13,400  1,896,100
Oracle Corp. (a)  30,300  1,009,369
Sybase, Inc. (a)  15,600  218,400
  3,966,601
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Compaq Computer Corp.   20,050 $ 1,251,872
Diebold, Inc.   17,050  787,497
EMC Corp. (a)  25,200  763,875
International Business Machines Corp.   19,700  2,158,381
Pitney Bowes, Inc.   25,800  2,168,813
Unisys Corp. (a)  4,700  67,269
Xerox Corp.   21,400  1,662,513
  8,860,220
ELECTRONICS - 0.7%
Intel Corp.   14,900  1,156,613
Texas Instruments, Inc.   11,400  561,450
  1,718,063
TOTAL TECHNOLOGY   14,754,234
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
CSX Corp.   8,000  418,500
UTILITIES - 1.1%
ELECTRIC UTILITY - 0.3%
Edison International  26,600  713,213
TELEPHONE SERVICES - 0.8%
AT&T Corp.   300  16,763
Brooks Fiber Properties, Inc. (a)  6,500  355,875
Frontier Corp.   9,000  220,500
MCI Communications Corp.   25,100  1,102,831
Telefonos de Mexico SA sponsored ADR
representing Ord. Class L shares  1,500  74,250
WorldCom, Inc. (a)  6,100  195,200
  1,965,419
TOTAL UTILITIES   2,678,632
TOTAL COMMON STOCKS
(Cost $210,692,118)   221,409,644
CONVERTIBLE PREFERRED STOCKS - 1.2%
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25 Series A  6,400 $ 428,400
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  10,400  278,850
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 TOPRS (c)  3,200  190,000
Tosco Financing Trust $2.875  8,600  511,700
TOTAL ENERGY   701,700
HEALTH - 0.6%
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
McKesson Financing Trust $2.50 TOPRS (c)  3,600  284,400
McKesson Financing Trust $2.50  14,400  1,137,600
TOTAL HEALTH   1,422,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,626,086)   2,830,950
CORPORATE BONDS - 1.3%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - 1.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
USA Waste Services, Inc. 4%, 2/1/02  Ba2 $ 776,000  797,340
United Waste Systems, Inc. 4 1/2%, 6/1/01  B1  239,000  296,360
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,093,700
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3 $ 121,000 $ 170,459
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  307,000  402,938
TOTAL RETAIL & WHOLESALE   573,397
TECHNOLOGY - 0.6%
COMPUTERS & OFFICE EQUIPMENT - 0.5%
EMC Corp. 3 1/4%, 3/15/02  Ba3  357,000  528,360
Unisys Corp. 8 1/4%, 3/15/06  B3  300,000  672,750
  1,201,110
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp. 4 1/8%, 1/1/03 (c)  Ba2  270,000  301,725
TOTAL TECHNOLOGY   1,502,835
TOTAL CORPORATE BONDS
(Cost $3,232,631)   3,169,932
CASH EQUIVALENTS - 5.9%
 SHARES
Taxable Central Cash Fund (b)
(Cost $14,339,684)    14,339,684  14,339,684
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $230,890,519)  $ 241,750,210
SECURITY TYPE ABBREVIATIONS
TOPRS - Trust Originated Preferred      Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $776,125 or 0.3% of net assets.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $231,007,340. Net unrealized appreciation aggregated $10,742,870, of which $16,333,375 related to appreciated investment securities and $5,590,505 related to depreciated investment securities.
The fund hereby designates approximately $81,222 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $230,890,519) -                   $ 241,750,210
SEE ACCOMPANYING SCHEDULE

CASH                                                                        12,200

RECEIVABLE FOR INVESTMENTS SOLD                                             1,870,757

RECEIVABLE FOR FUND SHARES SOLD                                             1,502,589

DIVIDENDS RECEIVABLE                                                        311,820

INTEREST RECEIVABLE                                                         99,570

PREPAID EXPENSES                                                            12,737

 TOTAL ASSETS                                                               245,559,883

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,571,327

PAYABLE FOR FUND SHARES REDEEMED                              75,548

ACCRUED MANAGEMENT FEE                                        88,670

DISTRIBUTION FEES PAYABLE                                     77,456

OTHER PAYABLES AND ACCRUED EXPENSES                           175,379

 TOTAL LIABILITIES                                                          1,988,380

NET ASSETS                                                                 $ 243,571,503

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 228,959,759

UNDISTRIBUTED NET INVESTMENT INCOME                                         78,935

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       3,673,143
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   10,859,666
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 243,571,503


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.47
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,977,163 (DIVIDED BY) 559,349 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $12.47)           $13.23

CLASS T:                                                         $12.46
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($133,467,560 (DIVIDED BY) 10,712,886 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.46)           $12.91

CLASS B:                                                         $12.41
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($28,825,292 (DIVIDED BY) 2,322,078 SHARES) A

CLASS C:                                                         $12.45
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($390,583 (DIVIDED BY) 31,363 SHARES) A

INSTITUTIONAL CLASS:                                             $12.47
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($73,910,905 (DIVIDED BY) 5,925,775 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997

INVESTMENT INCOME                                                                                          $ 1,081,043
DIVIDENDS

INTEREST                                                                                                    344,866

 TOTAL INCOME                                                                                               1,425,909

EXPENSES

MANAGEMENT FEE                                                                               $ 385,672

TRANSFER AGENT FEES                                                                           161,147

DISTRIBUTION FEES                                                                             378,995

ACCOUNTING FEES AND EXPENSES                                                                  67,333

NON-INTERESTED TRUSTEES' COMPENSATION                                                         215

CUSTODIAN FEES AND EXPENSES                                                                   46,777

REGISTRATION FEES                                                                             208,205

AUDIT                                                                                         27,338

LEGAL                                                                                         653

SHAREHOLDER REPORTS                                                                           21,653

MISCELLANEOUS                                                                                 383

 TOTAL EXPENSES BEFORE REDUCTIONS                                                             1,298,371

 EXPENSE REDUCTIONS                                                                           (35,558)      1,262,813

NET INVESTMENT INCOME                                                                                       163,096

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                                        3,537,569

 FOREIGN CURRENCY TRANSACTIONS                                                                185

 FUTURES CONTRACTS                                                                            135,370       3,673,124

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                                        10,859,691

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                 (25)          10,859,666

NET GAIN (LOSS)                                                                                             14,532,790

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                            $ 14,695,886
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                             DECEMBER 31, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             NOVEMBER 30, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                   $ 163,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     3,673,124

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         10,859,666

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              14,695,886
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                      (84,141)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  228,959,758

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     243,571,503

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $78,935)    $ 243,571,503


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      NOVEMBER 30,

      1997 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.46

 TOTAL FROM INVESTMENT OPERATIONS                        2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.03)

NET ASSET VALUE, END OF PERIOD                          $ 12.47

TOTAL RETURN B, C                                        25.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .34% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.45

 TOTAL FROM INVESTMENT OPERATIONS                        2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.02)

NET ASSET VALUE, END OF PERIOD                          $ 12.46

TOTAL RETURN B, C                                        24.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.59% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .24% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      NOVEMBER 30,

      1997 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        2.46

 TOTAL FROM INVESTMENT OPERATIONS                               2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                     (.01)

NET ASSET VALUE, END OF PERIOD                                 $ 12.41

TOTAL RETURN B, C                                               24.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.25% A, E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.42)% A

PORTFOLIO TURNOVER                                              82% A

AVERAGE COMMISSION RATE F                                      $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS C
      PERIOD ENDED
      NOVEMBER 30,

      1997 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .23

 TOTAL FROM INVESTMENT OPERATIONS                        .23

NET ASSET VALUE, END OF PERIOD                          $ 12.45

TOTAL RETURN B, C                                        1.88%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.24% A, D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .19% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE E                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .07

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.45

 TOTAL FROM INVESTMENT OPERATIONS                        2.52

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.05)

NET ASSET VALUE, END OF PERIOD                          $ 12.47

TOTAL RETURN B, C                                        25.26%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 73,911

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.19% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .64% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $278,464,405 and $65,450,849, respectively.
The market value of futures contracts opened and closed during the period amounted to $42,876,802 and $43,012,172, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 6,421    $ 6,421

CLASS T     254,429    254,429

CLASS B     117,994    29,498

CLASS C     151        0

           $          $
           378,995    290,348

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 107,155   $ 68,403

CLASS T     316,414     204,276

CLASS B     35,346      0
                       *

           $           $
           458,915     272,679

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except for proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS **

CLASS A                 FIIOC *    $ 7,078    .28

CLASS T                 FIIOC *     106,816   .21

CLASS B                 FIIOC *     28,152    .24

CLASS C                 FIIOC *     31        .23

INSTITUTIONAL CLASS     FIIOC *     19,070    .15

                                   $
                                   161,147

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
**
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $26,598 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.50%         $ 24,773

CLASS B    2.25%          4,277

CLASS C    2.25%          5,635

                         $
                         34,685

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $873 under this custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              PERIOD ENDED
                              NOVEMBER 30,

                              1997 A

CLASS A

FROM NET INVESTMENT INCOME    $ 4,677

CLASS T

FROM NET INVESTMENT INCOME     67,952

CLASS B

FROM NET INVESTMENT INCOME     5,594

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     5,918

                              $
                              84,141

A DISTRIBUTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 NOVEMBER 30,    NOVEMBER 30,

                                 1997 A, B       1997 A, B

CLASS A                           602,316        $ 6,949,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     371             4,174

SHARES REDEEMED                   (43,338)        (516,701)

NET INCREASE (DECREASE)           559,349        $
                                                 6,437,068

CLASS T                           11,672,407     $ 134,104,051
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,937           65,332

SHARES REDEEMED                   (965,458)       (11,488,641)

NET INCREASE (DECREASE)           10,712,886     $ 122,680,742

CLASS B                           2,511,450      $ 28,415,273
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     485             5,015

SHARES REDEEMED                   (189,857)       (2,180,901)

NET INCREASE (DECREASE)           2,322,078      $
                                                 26,239,387

CLASS C                           31,363         $
SHARES SOLD                                      386,538

INSTITUTIONAL CLASS               6,390,332      $ 78,506,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     365             4,097

SHARES REDEEMED                   (464,922)       (5,294,349)

NET INCREASE (DECREASE)           5,925,775      $
                                                 73,216,023

A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 31,492

CLASS T                 79,104

CLASS B                 38,326

CLASS C                 5,716

INSTITUTIONAL CLASS     53,567

                       $
                       208,205

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Growth & Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Growth & Income Fund (a fund of Fidelity Advisor Series I) at November 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor Growth & Income Fund management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
January 14, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/22/97 12/19/97 $.01 $.18
Class T 12/22/97 12/19/97 $.01 $.18
Class B 12/22/97 12/19/97 - $.17
Class C 12/22/97 12/19/97 $.01 $.18
A total of .02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH & INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     22   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39

PROXY VOTING RESULTS     40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH & INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                 LIFE OF
                                                FUND

ADVISOR GROWTH & INCOME - INSTITUTIONAL CLASS   25.26%

S&P 500(REGISTERED TRADEMARK)                   31.11%

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND

Fidelity Adv Growth & Income - Inst CL S&P 500 Index
$13,111
$12,526
$
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $12,526 - a 25.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,111 - a 31.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth and Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. From the fund's commencement date - December 31, 1996 - through November 30, 1997, the fund's Institutional Class shares returned 25.26%. The Standard & Poor's 500 Index returned 31.11%.
Q. PERFORMANCE SEEMS TO HAVE PICKED UP OVER THE PAST SIX MONTHS. WHAT WERE SOME OF THE STRATEGIES THAT BENEFITED THE FUND'S PERFORMANCE?
A. While the fund trailed the S&P 500 during the period, I've been satisfied with recent performance. Part of the reason the fund trailed the index was the "narrowness" of the market. By that I mean much of the market's gains were concentrated among a narrow group of large-capitalization stocks. Stock selection - which is where I focus most of my efforts - within a number of industries was solid, and was largely responsible for the fund's absolute performance. Foremost, I'd highlight retail store investments, where both stock selection and an industry overweighting - more than double that of the S&P 500 - were material contributors. Over the past six months, retailing stocks have been the strongest of the S&P 500 industry sectors. Strong retail store investments included Consolidated Stores - owner of Kay-Bee Toy stores - and Gap Inc., which operates several leading-edge apparel chains. The fund also benefited from stock selection within the finance, health care and technology sectors. Strong performers in these industries included BankAmerica, drug-maker Bristol-Myers Squibb and personal computer-maker Compaq Computer.
Q. YOU INCREASED THE FUND'S RETAIL EXPOSURE. WHY WERE THESE STOCKS
ATTRACTIVE?
A. I detected several positive industry trends that provided a favorable backdrop for the sector. These trends included a reduction in store overcapacity - which had afflicted the industry for years - better management focus on the bottom line and new-found attention to returns on invested capital. While it would be a stretch to say that all retailers have recently mended their ways, it was clear to me that there were a number of attractive stocks with the potential for upward revaluations of their price-to-earnings (P/E) multiples. The story behind discounter Wal-Mart - the fund's second-largest retail investment - illustrates my investment thesis. Following the company's explosive growth during the `80s - which resulted in very strong stock appreciation - the firm's returns deteriorated and its stock dramatically underperformed from 1993 through 1996. Recognizing that it had a problem, Wal-Mart committed itself to a new financial discipline - emphasizing returns on its capital base - which has since helped its earnings growth begin to reaccelerate. Based on these positive developments, the stock's P/E multiple and price recently began to rise.
Q. TIME WARNER IS A RELATIVELY NEW TOP 10 HOLDING. WHAT MADE THIS STOCK ATTRACTIVE?
A. Fundamentally, the company has a number of media franchises - including Warner Brothers, Time Warner Cable, CNN and Time magazine - with wide global reach. Also, the company has been focusing intently on improving its financial returns. For example, previously high levels of capital expenditures - largely related to its cable television operations - were expected to peak and then decline, a development that I felt could enhance the company's free cash flow dynamics. The potential for this to happen - and for Time Warner to continue expanding and enhancing its franchises worldwide - made this stock attractive during the period.
Q. WHICH STOCKS PERFORMED WELL? WHICH WERE DISAPPOINTING?
A. Other positions that performed well included General Electric, diversified industrial Tyco International and IBM. There haven't been any major setbacks, but several smaller holdings - including Columbia/HCA Healthcare, Tupperware and Waste Management - detracted from performance.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Given the economic difficulties we saw in Southeast Asia during October, global economic growth may experience a marginal slowdown. If there is such a slowdown, stocks with predictable, sustainable earnings growth likely will outperform economically sensitive cyclicals and commodities-based firms. Of course, those firms with significant revenue exposure to the region could be particularly affected, so I've endeavored to limit the fund's investments in firms whose earnings are susceptible to a slowdown.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

GENERAL ELECTRIC CO.            3.5            3.4

TYCO INTERNATIONAL LTD.         2.7            2.2

BRISTOL-MYERS SQUIBB CO.        2.5            1.6

BANKAMERICA CORP.               2.2            2.2

PHILIP MORRIS COMPANIES, INC.   2.2            3.2

CONSOLIDATED STORES CORP.       1.9            1.6

WAL-MART STORES, INC.           1.8            0.5

TIME WARNER, INC.               1.7            0.6

CITICORP                        1.6            1.8

AMERICAN HOME PRODUCTS CORP.    1.5            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            18.9           14.0

HEALTH                             11.7           13.0

REATAIL & WHOLESALE                11.3           8.7

INDUSTRIAL MACHINERY & EQUIPMENT   8.7            9.6

NONDURABLES                        8.4            9.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 40.0
ROW: 1, COL: 4, VALUE: 51.6
STOCKS  93.2%
CONVERTIBLE
SECURITIES 1.7%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 5.6%
STOCKS  91.6%
CONVERTIBLE
SECURITIES 2.5%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.5%
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 40.0
ROW: 1, COL: 4, VALUE: 53.2
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   59,600 $ 2,212,630
Lockheed Martin Corp.   10,100  985,381
Textron, Inc.   25,100  1,484,038
  4,682,049
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  1,100  55,413
Raytheon Co.   14,300  799,906
  855,319
TOTAL AEROSPACE & DEFENSE   5,537,368
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   8,600  659,513
Cytec Industries, Inc. (a)  5,200  237,900
Monsanto Co.   26,400  1,153,350
Praxair, Inc.   21,400  940,263
Sealed Air Corp. (a)  17,200  978,250
  3,969,276
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   6,500  275,844
PAPER & FOREST PRODUCTS - 0.1%
Kimberly-Clark Corp.   5,700  296,756
TOTAL BASIC INDUSTRIES   4,541,876
CONSTRUCTION & REAL ESTATE - 2.1%
BUILDING MATERIALS - 1.2%
American Standard Companies, Inc. (a)  1,600  63,400
Masco Corp.   56,100  2,643,713
Sherwin-Williams Co.   8,300  237,069
  2,944,182
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Duke Realty Investors, Inc.   22,500 $ 517,500
Equity Residential Properties Trust (SBI)  15,500  775,000
Public Storage, Inc.   21,600  596,700
Storage USA, Inc.   5,100  199,219
  2,088,419
TOTAL CONSTRUCTION & REAL ESTATE   5,032,601
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   8,300  783,831
Navistar International Corp. (a)  24,400  536,800
  1,320,631
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   21,100  2,055,931
CONSUMER ELECTRONICS - 0.6%
Newell Co.   24,900  1,016,231
Philips Electronics NV  5,600  375,200
  1,391,431
TEXTILES & APPAREL - 1.0%
Liz Claiborne, Inc.   28,100  1,412,025
NIKE, Inc. Class B  3,400  165,538
VF Corp.   16,400  757,475
  2,335,038
TOTAL DURABLES   7,103,031
ENERGY - 7.7%
ENERGY SERVICES - 0.9%
Halliburton Co.   13,800  744,338
Schlumberger Ltd.   12,500  1,028,906
Weatherford Enterra, Inc. (a)  7,100  319,944
  2,093,188
OIL & GAS - 6.8%
Amoco Corp.   13,800  1,242,000
British Petroleum PLC ADR  40,564  3,366,812
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Burlington Resources, Inc.   9,100 $ 404,950
Chevron Corp.   9,300  745,744
Exxon Corp.   16,800  1,024,800
Mobil Corp.   17,600  1,266,100
Royal Dutch Petroleum Co.   43,800  2,307,713
Texaco, Inc.   46,900  2,649,850
Tosco Corp.   18,800  612,175
Total SA sponsored ADR  17,900  940,869
USX-Marathon Group   51,500  1,763,875
Valero Energy Corp.   3,500  109,813
  16,434,701
TOTAL ENERGY   18,527,889
FINANCE - 18.9%
BANKS - 10.0%
Bank of New York Co., Inc.   54,100  2,907,875
BankBoston Corp.   700  62,388
BankAmerica Corp.   74,400  5,431,200
Chase Manhattan Corp.   17,000  1,846,625
Citicorp  33,100  3,969,931
Comerica, Inc.   17,200  1,465,225
First Union Corp.   1,200  58,500
Mellon Bank Corp.   11,600  657,575
National City Corp.   24,600  1,642,050
NationsBank Corp.   33,900  2,036,119
North Fork Bancorp., Inc.   4,300  130,613
U.S. Bancorp.  25,900  2,785,869
Wells Fargo & Co.   3,700  1,136,825
  24,130,795
CREDIT & OTHER FINANCE - 2.5%
American Express Co.   31,200  2,460,900
Associates First Capital Corp.   10,100  648,925
Household International, Inc.   14,900  1,877,400
Transamerica Corp.   8,800  955,350
  5,942,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan Mortgage Corporation  63,200 $ 2,607,000
Federal National Mortgage Association  48,400  2,556,125
  5,163,125
INSURANCE - 3.0%
AFLAC, Inc.   2,700  124,538
Allstate Corp.   28,800  2,473,200
American International Group, Inc.   4,900  493,981
MGIC Investment Corp.   4,100  239,594
PMI Group, Inc.   1,000  65,000
Progressive Corp.   4,700  479,400
Travelers Property Casualty Corp. Class A  30,600  1,216,350
Travelers Group, Inc. (The)  38,450  1,941,725
UNUM Corp.   3,900  185,006
  7,218,794
SAVINGS & LOANS - 1.2%
Charter One Financial Corp.   7,030  416,528
Dime Bancorp., Inc.   34,900  846,325
Washington Mutual, Inc.   24,030  1,661,074
  2,923,927
SECURITIES INDUSTRY - 0.1%
Morgan Stanley Dean Witter Discover and Co.   6,300  342,169
TOTAL FINANCE   45,721,385
HEALTH - 11.1%
DRUGS & PHARMACEUTICALS - 7.3%
American Home Products Corp.   52,600  3,675,425
Bristol-Myers Squibb Co.   65,800  6,160,525
Cytyc Corp. (a)  8,100  175,163
Merck & Co., Inc.   17,600  1,664,300
Pfizer, Inc.   25,800  1,876,950
Schering-Plough Corp.   32,700  2,049,881
SmithKline Beecham PLC ADR  39,400  1,955,225
  17,557,469
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
Baxter International, Inc.   39,600  2,004,750
Boston Scientific Corp. (a)  1,200  54,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Cardinal Health, Inc.   10,500 $ 795,375
Johnson & Johnson  34,700  2,183,931
McKesson Corp.   9,500  1,062,813
Medtronic, Inc.   16,800  802,200
  6,903,294
MEDICAL FACILITIES MANAGEMENT - 1.0%
Columbia/HCA Healthcare Corp.   81,800  2,413,100
Tenet Healthcare Corp. (a)  3,100  98,231
  2,511,331
TOTAL HEALTH   26,972,094
INDUSTRIAL MACHINERY & EQUIPMENT - 8.2%
ELECTRICAL EQUIPMENT - 4.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  5,900  146,025
Alcatel Alsthom Compagnie Generale d'Electricite SA  9,500  1,190,113
Emerson Electric Co.   14,400  792,000
General Electric Co.   115,000  8,481,250
Westinghouse Electric Corp.   942  28,260
  10,637,648
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Illinois Tool Works, Inc.   14,900  816,706
Ingersoll-Rand Co.   20,550  839,981
Stanley Works  20,600  907,688
Tyco International Ltd.   167,008  6,555,064
  9,119,439
POLLUTION CONTROL - 0.0%
USA Waste Services, Inc. (a)  2,900  95,881
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   19,852,968
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 6.6%
BROADCASTING - 2.2%
Chancellor Media Corp. (a)  5,500 $ 330,344
Comcast Corp. Class A special  24,600  688,800
TCI Group Class A  10,600  242,806
Time Warner, Inc.   68,600  3,995,950
  5,257,900
ENTERTAINMENT - 0.9%
Carnival Cruise Lines, Inc. Class A  4,100  221,656
Disney (Walt) Co.   16,000  1,519,000
Viacom, Inc. Class B (non-vtg.) (a)  14,300  500,500
  2,241,156
LEISURE DURABLES & TOYS - 0.5%
Mattel, Inc.   28,800  1,153,800
PUBLISHING - 3.0%
Cognizant Corp.   28,100  1,204,788
Harcourt General, Inc.   19,600  1,073,100
McGraw-Hill, Inc.   15,100  1,033,406
Pearson, PLC   42,800  595,909
Scholastic Corp. (a)  1,300  49,644
Times Mirror Co. Class A  21,900  1,300,313
Tribune Co.   14,000  789,250
US WEST Media Group (a)  37,300  990,781
World Color Press, Inc. (a)  6,800  181,900
  7,219,091
TOTAL MEDIA & LEISURE   15,871,947
NONDURABLES - 8.4%
FOODS - 2.2%
Campbell Soup Co.   24,700  1,383,200
Dole Food, Inc.   10,700  528,313
General Mills, Inc.   6,500  481,000
Heinz (H.J.) Co.   31,800  1,591,988
Sara Lee Corp.   27,100  1,432,913
  5,417,414
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 3.6%
Avon Products, Inc.   8,200 $ 474,063
Clorox Co.   9,100  706,388
Gillette Co.   7,000  646,188
International Flavors & Fragrances, Inc.   1,300  62,644
Procter & Gamble Co.   37,200  2,838,825
Unilever:
PLC Ord.   149,400  1,176,840
 NV ADR  46,400  2,694,100
  8,599,048
TOBACCO - 2.6%
Philip Morris Companies, Inc.   124,100  5,398,350
RJR Nabisco Holdings Corp.   26,400  961,950
  6,360,300
TOTAL NONDURABLES   20,376,762
PRECIOUS METALS - 0.1%
Getchell Gold Corp. (a)  12,300  322,875
RETAIL & WHOLESALE - 11.1%
APPAREL STORES - 1.7%
Gap, Inc.   19,100  1,025,431
Payless ShoeSource, Inc. (a)  36,800  2,336,800
TJX Companies, Inc.   23,800  821,100
  4,183,331
DRUG STORES - 1.8%
CVS Corp.   47,175  3,131,241
Rite Aid Corp.   5,900  387,925
Walgreen Co.   22,200  714,563
  4,233,729
GENERAL MERCHANDISE STORES - 6.6%
Carson Pirie Scott & Co. (a)  11,700  604,013
Consolidated Stores Corp. (a)  96,900  4,711,763
Dayton Hudson Corp.   31,800  2,112,713
Federated Department Stores, Inc. (a)  43,400  1,977,413
Meyer (Fred), Inc. (a)  13,300  450,538
Penney (J.C.) Co., Inc.   17,300  1,111,525
Proffitts, Inc. (a)  14,400  440,100
Wal-Mart Stores, Inc.   111,700  4,461,019
  15,869,084
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
American Stores Co.   28,600 $ 566,638
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Home Depot, Inc.   24,200  1,353,688
Lowe's Companies, Inc.   13,200  606,375
  1,960,063
TOTAL RETAIL & WHOLESALE   26,812,845
SERVICES - 2.9%
ADVERTISING - 1.1%
Omnicom Group, Inc.   33,600  2,490,600
Outdoor Systems, Inc. (a)  2,250  69,469
  2,560,069
LEASING & RENTAL - 0.4%
Republic Industries, Inc. (a)  6,800  177,225
Ryder Systems, Inc.   19,500  708,094
  885,319
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   22,300  786,075
Reynolds & Reynolds Co. Class A  16,200  309,825
  1,095,900
SERVICES - 1.0%
Ecolab, Inc.   22,700  1,157,700
Service Corp. International  32,428  1,185,649
  2,343,349
TOTAL SERVICES   6,884,637
TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp.   7,900  209,350
COMPUTER SERVICES & SOFTWARE - 1.6%
Adobe Systems, Inc.   200  8,400
Autodesk, Inc.   9,400  361,313
CUC International, Inc. (a)  13,400  385,250
First Data Corp.   3,100  87,769
Microsoft Corp. (a)  13,400  1,896,100
Oracle Corp. (a)  30,300  1,009,369
Sybase, Inc. (a)  15,600  218,400
  3,966,601
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Compaq Computer Corp.   20,050 $ 1,251,872
Diebold, Inc.   17,050  787,497
EMC Corp. (a)  25,200  763,875
International Business Machines Corp.   19,700  2,158,381
Pitney Bowes, Inc.   25,800  2,168,813
Unisys Corp. (a)  4,700  67,269
Xerox Corp.   21,400  1,662,513
  8,860,220
ELECTRONICS - 0.7%
Intel Corp.   14,900  1,156,613
Texas Instruments, Inc.   11,400  561,450
  1,718,063
TOTAL TECHNOLOGY   14,754,234
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
CSX Corp.   8,000  418,500
UTILITIES - 1.1%
ELECTRIC UTILITY - 0.3%
Edison International  26,600  713,213
TELEPHONE SERVICES - 0.8%
AT&T Corp.   300  16,763
Brooks Fiber Properties, Inc. (a)  6,500  355,875
Frontier Corp.   9,000  220,500
MCI Communications Corp.   25,100  1,102,831
Telefonos de Mexico SA sponsored ADR
representing Ord. Class L shares  1,500  74,250
WorldCom, Inc. (a)  6,100  195,200
  1,965,419
TOTAL UTILITIES   2,678,632
TOTAL COMMON STOCKS
(Cost $210,692,118)   221,409,644
CONVERTIBLE PREFERRED STOCKS - 1.2%
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25 Series A  6,400 $ 428,400
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  10,400  278,850
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 TOPRS (c)  3,200  190,000
Tosco Financing Trust $2.875  8,600  511,700
TOTAL ENERGY   701,700
HEALTH - 0.6%
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
McKesson Financing Trust $2.50 TOPRS (c)  3,600  284,400
McKesson Financing Trust $2.50  14,400  1,137,600
TOTAL HEALTH   1,422,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,626,086)   2,830,950
CORPORATE BONDS - 1.3%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - 1.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
USA Waste Services, Inc. 4%, 2/1/02  Ba2 $ 776,000  797,340
United Waste Systems, Inc. 4 1/2%, 6/1/01  B1  239,000  296,360
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,093,700
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3 $ 121,000 $ 170,459
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  307,000  402,938
TOTAL RETAIL & WHOLESALE   573,397
TECHNOLOGY - 0.6%
COMPUTERS & OFFICE EQUIPMENT - 0.5%
EMC Corp. 3 1/4%, 3/15/02  Ba3  357,000  528,360
Unisys Corp. 8 1/4%, 3/15/06  B3  300,000  672,750
  1,201,110
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp. 4 1/8%, 1/1/03 (c)  Ba2  270,000  301,725
TOTAL TECHNOLOGY   1,502,835
TOTAL CORPORATE BONDS
(Cost $3,232,631)   3,169,932
CASH EQUIVALENTS - 5.9%
 SHARES
Taxable Central Cash Fund (b)
(Cost $14,339,684)    14,339,684  14,339,684
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $230,890,519)  $ 241,750,210
SECURITY TYPE ABBREVIATIONS
TOPRS - Trust Originated Preferred      Securities
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $776,125 or 0.3% of net assets.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $231,007,340. Net unrealized appreciation aggregated $10,742,870, of which $16,333,375 related to appreciated investment securities and $5,590,505 related to depreciated investment securities.
The fund hereby designates approximately $81,222 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $230,890,519) -                   $ 241,750,210
SEE ACCOMPANYING SCHEDULE

CASH                                                                        12,200

RECEIVABLE FOR INVESTMENTS SOLD                                             1,870,757

RECEIVABLE FOR FUND SHARES SOLD                                             1,502,589

DIVIDENDS RECEIVABLE                                                        311,820

INTEREST RECEIVABLE                                                         99,570

PREPAID EXPENSES                                                            12,737

 TOTAL ASSETS                                                               245,559,883

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,571,327

PAYABLE FOR FUND SHARES REDEEMED                              75,548

ACCRUED MANAGEMENT FEE                                        88,670

DISTRIBUTION FEES PAYABLE                                     77,456

OTHER PAYABLES AND ACCRUED EXPENSES                           175,379

 TOTAL LIABILITIES                                                          1,988,380

NET ASSETS                                                                 $ 243,571,503

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 228,959,759

UNDISTRIBUTED NET INVESTMENT INCOME                                         78,935

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       3,673,143
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   10,859,666
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 243,571,503


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.47
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,977,163 (DIVIDED BY) 559,349 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $12.47)           $13.23

CLASS T:                                                         $12.46
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($133,467,560 (DIVIDED BY) 10,712,886 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.46)           $12.91

CLASS B:                                                         $12.41
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($28,825,292 (DIVIDED BY) 2,322,078 SHARES) A

CLASS C:                                                         $12.45
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($390,583 (DIVIDED BY) 31,363 SHARES) A

INSTITUTIONAL CLASS:                                             $12.47
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($73,910,905 (DIVIDED BY) 5,925,775 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997

INVESTMENT INCOME                                                                                          $ 1,081,043
DIVIDENDS

INTEREST                                                                                                    344,866

 TOTAL INCOME                                                                                               1,425,909

EXPENSES

MANAGEMENT FEE                                                                               $ 385,672

TRANSFER AGENT FEES                                                                           161,147

DISTRIBUTION FEES                                                                             378,995

ACCOUNTING FEES AND EXPENSES                                                                  67,333

NON-INTERESTED TRUSTEES' COMPENSATION                                                         215

CUSTODIAN FEES AND EXPENSES                                                                   46,777

REGISTRATION FEES                                                                             208,205

AUDIT                                                                                         27,338

LEGAL                                                                                         653

SHAREHOLDER REPORTS                                                                           21,653

MISCELLANEOUS                                                                                 383

 TOTAL EXPENSES BEFORE REDUCTIONS                                                             1,298,371

 EXPENSE REDUCTIONS                                                                           (35,558)      1,262,813

NET INVESTMENT INCOME                                                                                       163,096

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                                        3,537,569

 FOREIGN CURRENCY TRANSACTIONS                                                                185

 FUTURES CONTRACTS                                                                            135,370       3,673,124

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                                        10,859,691

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                                 (25)          10,859,666

NET GAIN (LOSS)                                                                                             14,532,790

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                            $ 14,695,886
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                             DECEMBER 31, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             NOVEMBER 30, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                   $ 163,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     3,673,124

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         10,859,666

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              14,695,886
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                      (84,141)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  228,959,758

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     243,571,503

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $78,935)    $ 243,571,503


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      NOVEMBER 30,

      1997 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.46

 TOTAL FROM INVESTMENT OPERATIONS                        2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.03)

NET ASSET VALUE, END OF PERIOD                          $ 12.47

TOTAL RETURN B, C                                        25.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .34% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.45

 TOTAL FROM INVESTMENT OPERATIONS                        2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.02)

NET ASSET VALUE, END OF PERIOD                          $ 12.46

TOTAL RETURN B, C                                        24.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.59% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .24% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      NOVEMBER 30,

      1997 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                 (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        2.46

 TOTAL FROM INVESTMENT OPERATIONS                               2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                     (.01)

NET ASSET VALUE, END OF PERIOD                                 $ 12.41

TOTAL RETURN B, C                                               24.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.25% A, E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.42)% A

PORTFOLIO TURNOVER                                              82% A

AVERAGE COMMISSION RATE F                                      $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS C
      PERIOD ENDED
      NOVEMBER 30,

      1997 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .23

 TOTAL FROM INVESTMENT OPERATIONS                        .23

NET ASSET VALUE, END OF PERIOD                          $ 12.45

TOTAL RETURN B, C                                        1.88%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.24% A, D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .19% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE E                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .07

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.45

 TOTAL FROM INVESTMENT OPERATIONS                        2.52

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.05)

NET ASSET VALUE, END OF PERIOD                          $ 12.47

TOTAL RETURN B, C                                        25.26%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 73,911

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.19% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .64% A

PORTFOLIO TURNOVER                                       82% A

AVERAGE COMMISSION RATE F                               $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $278,464,405 and $65,450,849, respectively.
The market value of futures contracts opened and closed during the period amounted to $42,876,802 and $43,012,172, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

CLASS C     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 6,421    $ 6,421

CLASS T     254,429    254,429

CLASS B     117,994    29,498

CLASS C     151        0

           $          $
           378,995    290,348

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 107,155   $ 68,403

CLASS T     316,414     204,276

CLASS B     35,346      0
                       *

           $           $
           458,915     272,679

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except for proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS **

CLASS A                 FIIOC *    $ 7,078    .28

CLASS T                 FIIOC *     106,816   .21

CLASS B                 FIIOC *     28,152    .24

CLASS C                 FIIOC *     31        .23

INSTITUTIONAL CLASS     FIIOC *     19,070    .15

                                   $
                                   161,147

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
**
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $26,598 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.50%         $ 24,773

CLASS B    2.25%          4,277

CLASS C    2.25%          5,635

                         $
                         34,685

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $873 under this custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              PERIOD ENDED
                              NOVEMBER 30,

                              1997 A

CLASS A

FROM NET INVESTMENT INCOME    $ 4,677

CLASS T

FROM NET INVESTMENT INCOME     67,952

CLASS B

FROM NET INVESTMENT INCOME     5,594

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     5,918

                              $
                              84,141

A DISTRIBUTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 NOVEMBER 30,    NOVEMBER 30,

                                 1997 A, B       1997 A, B

CLASS A                           602,316        $ 6,949,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     371             4,174

SHARES REDEEMED                   (43,338)        (516,701)

NET INCREASE (DECREASE)           559,349        $
                                                 6,437,068

CLASS T                           11,672,407     $ 134,104,051
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,937           65,332

SHARES REDEEMED                   (965,458)       (11,488,641)

NET INCREASE (DECREASE)           10,712,886     $ 122,680,742

CLASS B                           2,511,450      $ 28,415,273
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     485             5,015

SHARES REDEEMED                   (189,857)       (2,180,901)

NET INCREASE (DECREASE)           2,322,078      $
                                                 26,239,387

CLASS C                           31,363         $
SHARES SOLD                                      386,538

INSTITUTIONAL CLASS               6,390,332      $ 78,506,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     365             4,097

SHARES REDEEMED                   (464,922)       (5,294,349)

NET INCREASE (DECREASE)           5,925,775      $
                                                 73,216,023

A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 31,492

CLASS T                 79,104

CLASS B                 38,326

CLASS C                 5,716

INSTITUTIONAL CLASS     53,567

                       $
                       208,205

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Growth & Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Growth & Income Fund (a fund of Fidelity Advisor Series I) at November 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor Growth & Income Fund management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
January 14, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $0.02 $0.18
A total of .02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
LARGE CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    32   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    40   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            41

PROXY VOTING RESULTS     42


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee. Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   LIFE OF
                                         YEAR     FUND

ADVISOR LARGE CAP - CLASS A              18.82%   40.57%

ADVISOR LARGE CAP - CLASS A              11.99%   32.49%
(INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)            28.51%   54.53%

GROWTH FUNDS AVERAGE                     22.00%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   LIFE OF
                                   YEAR     FUND

ADVISOR LARGE CAP - CLASS A        18.82%   21.11%

ADVISOR LARGE CAP - CLASS A        11.99%   17.14%
(INCL. MAX. 5.75% SALES CHARGE)

S&P 500                            28.51%   27.74%

GROWTH FUNDS AVERAGE               22.00%   N/A

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Fidelity Adv Large Cap - CL A S&P 500
$15,453
$13,249
$
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $13,249 - a 32.49% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,453 - a 54.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   LIFE OF
                                         YEAR     FUND

ADVISOR LARGE CAP - CLASS T              18.89%   40.53%

ADVISOR LARGE CAP - CLASS T              14.73%   35.61%
(INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)            28.51%   54.53%

GROWTH FUNDS AVERAGE                     22.00%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   LIFE OF
                                   YEAR     FUND

ADVISOR LARGE CAP - CLASS T        18.89%   21.09%

ADVISOR LARGE CAP - CLASS T        14.73%   18.69%
(INCL. MAX. 3.50% SALES CHARGE)

S&P 500                            28.51%   27.74%

GROWTH FUNDS AVERAGE               22.00%   N/A

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Fidelity Adv Large Cap - CL T S&P 500
$15,453
$13,561
$
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $13,561 - a 35.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,453 - a 54.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR LARGE CAP - CLASS B                      18.18%   39.10%

ADVISOR LARGE CAP - CLASS B                      13.18%   35.10%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                    28.51%   54.53%

GROWTH FUNDS AVERAGE                             22.00%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   LIFE OF
                                           YEAR     FUND

ADVISOR LARGE CAP - CLASS B                18.18%   20.40%

ADVISOR LARGE CAP - CLASS B                13.18%   18.44%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    28.51%   27.74%

GROWTH FUNDS AVERAGE                       22.00%   N/A

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Fidelity Adv Large Cap - CL B S&P 500
$15,453
$13,510
$
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $13,510 - a 35.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,453 - a 54.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

ADVISOR LARGE CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B's 1.00% 12b-1/shareholder service fee. Class C's contingent deferred sales charge included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR LARGE CAP - CLASS C                      18.18%   39.10%

ADVISOR LARGE CAP - CLASS C                      17.18%   39.10%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                    28.51%   54.53%

GROWTH FUNDS AVERAGE                             22.00%   N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   LIFE OF
                                           YEAR     FUND

ADVISOR LARGE CAP - CLASS C                18.18%   20.40%

ADVISOR LARGE CAP - CLASS C                17.18%   20.40%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    28.51%   27.74%

GROWTH FUNDS AVERAGE                       22.00%   N/A

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Fidelity Adv Large Cap - CL C S&P 500
$15,453
$13,910
$
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment, would have been $13,910 - a 39.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,453 - a 54.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares returned 18.82%, 18.89%, 18.18% and 18.18%, respectively. The growth funds average, as tracked by Lipper Analytical Services, returned 22.00% in that time, while the Standard & Poor's 500 Index returned 28.51%.
Q. WHAT CAUSED THE FUND TO PERFORM AS IT DID?
A. Shifting market tides played a big role. Through much of the first half of the period, the stock market was dominated by the largest 25 or 30 stocks in the S&P 500. When the market is that narrow, even funds with a large-cap bias such as Advisor Large Cap can have difficulty competing against the S&P. During the second half, though, this trend was reversed. Several big companies announced earnings shortfalls and smaller stocks began to outperform. This "broadening" helped the fund versus the index, but not against its growth fund peers, many of which have a small- to medium-cap bias.
Q. WERE THERE ANY OTHER FACTORS THAT INFLUENCED PERFORMANCE?
A. Energy and retail stocks played big roles. Within the energy group, companies that provide equipment and services to help exploration companies search for oil and gas enjoyed a nice run. Energy companies such as Exxon, Mobil and Texaco increased their exploration activity, and demand for drilling equipment and services continued to be very high. The fund's positions in Schlumberger, Halliburton and Dresser benefited as a result. Within the retail sector - which accounted for around 7% of the fund at the end of the period - several supermarket and pharmacy chains benefited from cost-cutting programs.
Q. DID YOU FOLLOW ANY PARTICULAR THEMES DURING THE PERIOD?
A. One interesting area revolved around the much-discussed "year 2000" issue. Most computer programs that have been written in the past 20 or 30 years have two entry fields for the year instead of four. For instance, most computer systems read "97" as being 1997. When the year 2000 arrives, these computers will read "00" as being 1900, which has the potential to cause significant problems. The fund's position in Comdisco - one of its top 10 holdings at the close of the period - was a play on this. Part of Comdisco's business is disaster recovery: If a company's computer network shuts down due to unforeseen circumstances, Comdisco's reserve systems can help get that company up and running again quickly. These same reserve computer systems are a logical choice as a testing ground for updated year-2000 compliant software. Companies that have these capabilities could benefit from additional demand in 1998 and 1999. Several other fund holdings - including AccuStaff and Analysts International which provide software programming services - could also benefit.
Q. WHAT'S YOUR TAKE ON THE PROBLEMS IN ASIAN MARKETS AND HOW WAS THE FUND AFFECTED?
A. I think the crisis in Southeast Asia reflects a serious, fundamental change that will affect financial markets everywhere. We've already seen business slowdowns from U.S. companies that have exposure to that region. Within the fund, semiconductor-related stocks were hit the hardest. The typical high-tech company generates 10% to 20% of its sales in Southeast Asia, and since that region's economic growth has now been stunted, these companies may see sales growth suffer. I'm worried that this weakness could spread to other countries such as China and Japan, and other industries such as financial services and energy. Some of the fund's holdings, however - particularly those that have manufacturing operations in Southeast Asia - may benefit from an expense point of view more than they'll suffer from a sales point of view. Overall, though, I'd characterize the market events of late October as being much more of a negative than a positive.
Q. CAN YOU GRADE THE PERFORMANCE OF SOME OF THE FUND'S INDIVIDUAL
STOCKS?
A. Comdisco was a strong performer, as was health care stock Bergen Brunswig, which is in the process of being purchased by Cardinal Health. On the negative side, not owning more of the expensive pharmaceutical stocks such as Lilly and Pfizer hurt performance. Additionally, the fund's position in Vencor - a supplier to the nursing home industry - suffered from tightening industry regulations. The fund no longer owns this stock.
Q. WHAT'S YOUR OUTLOOK?
A. I'm concerned that the comfortable economic situation we've had for the past few years may be over. Third-quarter corporate earnings trailed off some, and the international volatility we've seen may linger for a while. Consumer nondurable industries - such as food and health care - may be attractive in the next few months because demand appears relatively stable and exposure tends to be limited to the U.S. and Europe.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.           3.5            2.2

INTERNATIONAL BUSINESS MACHINES CORP.   3.2            1.5

BRISTOL-MYERS SQUIBB CO.                2.4            1.2

AMERICAN HOME PRODUCTS CORP.            2.1            1.8

TYCO INTERNATIONAL LTD.                 1.8            1.6

ADAPTEC, INC.                           1.8            1.6

PROCTER & GAMBLE CO.                    1.7            1.1

FEDERAL NATIONAL MORTGAGE ASSOCIATION   1.7            1.3

COMDISCO, INC.                          1.4            0.6

PITNEY BOWES, INC.                      1.4            1.1

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

TECHNOLOGY                         22.5           18.9

HEALTH                             14.6           13.6

FINANCE                            12.2           11.9

NONDURABLES                        10.4           7.5

INDUSTRIAL MACHINERY & EQUIPMENT   7.5            7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 93.8
ROW: 1, COL: 2, VALUE: 6.2
STOCKS 93.7%
SHORT-TERM
INVESTMENTS 6.3%
FOREIGN
INVESTMENTS 3.4%
STOCKS 93.8%
SHORT-TERM
INVESTMENTS 6.2%
FOREIGN
INVESTMENTS 4.8%
ROW: 1, COL: 1, VALUE: 93.7
ROW: 1, COL: 2, VALUE: 6.3
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.5%
AlliedSignal, Inc.   9,780 $ 363,083
Gulfstream Aerospace Corp. (a)  6,100  179,188
Lockheed Martin Corp.   3,670  358,054
Sundstrand Corp.   4,600  236,038
  1,136,363
BASIC INDUSTRIES - 2.1%
PACKAGING & CONTAINERS - 1.3%
Owens-Illinois, Inc. (a)  28,740  973,568
PAPER & FOREST PRODUCTS - 0.8%
Fort James Corp.   14,000  547,750
TOTAL BASIC INDUSTRIES   1,521,318
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Sherwin-Williams Co.   3,520  100,540
DURABLES - 0.8%
HOME FURNISHINGS - 0.8%
Leggett & Platt, Inc.   13,800  593,400
ENERGY - 5.9%
ENERGY SERVICES - 2.9%
Dresser Industries, Inc.   13,800  515,775
Halliburton Co.   14,300  771,306
Noble Drilling Corp. (a)  12,200  366,763
Schlumberger Ltd.   5,460  449,426
  2,103,270
OIL & GAS - 3.0%
British Petroleum PLC ADR  6,019  499,577
Coastal Corp. (The)  7,200  421,650
Royal Dutch Petroleum Co.   5,520  290,835
Texaco, Inc.   10,700  604,550
Total SA sponsored ADR  2,500  131,406
Valero Energy Corp.   8,300  260,413
  2,208,431
TOTAL ENERGY   4,311,701
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 12.2%
BANKS - 3.1%
Bank of New York Co., Inc.   14,480 $ 778,300
BankAmerica Corp.   5,200  379,600
Citicorp  2,500  299,844
NationsBank Corp.   13,360  802,435
  2,260,179
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   8,630  680,691
Associates First Capital Corp.   2,900  186,325
Fleet Financial Group, Inc.   5,800  383,163
Household International, Inc.   4,230  532,980
  1,783,159
FEDERAL SPONSORED CREDIT - 2.0%
Federal Home Loan Mortgage Corporation  4,540  187,275
Federal National Mortgage Association  23,470  1,239,509
  1,426,784
INSURANCE - 4.3%
Allstate Corp.   9,780  839,858
AMBAC, Inc.   16,100  646,013
CIGNA Corp.   2,600  434,850
MBIA, Inc.   11,260  707,973
UNUM Corp.   11,580  549,326
  3,178,020
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   4,000  276,500
TOTAL FINANCE   8,924,642
HEALTH - 14.6%
DRUGS & PHARMACEUTICALS - 8.5%
American Home Products Corp.   22,320  1,559,610
Bristol-Myers Squibb Co.   18,680  1,748,915
Lilly (Eli) & Co.   4,600  290,088
Merck & Co., Inc.   5,170  488,888
Pfizer, Inc.   8,900  647,475
Schering-Plough Corp.   13,160  824,968
SmithKline Beecham PLC ADR  14,360  712,615
  6,272,559
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Abbott Laboratories  6,400 $ 416,000
Baxter International, Inc.   3,640  184,275
Bergen Brunswig Corp. Class A  8,650  371,409
Cardinal Health, Inc.   4,700  356,025
Johnson & Johnson  14,640  921,405
Medtronic, Inc.   2,400  114,600
Omnicare, Inc.   11,600  334,950
  2,698,664
MEDICAL FACILITIES MANAGEMENT - 2.4%
HEALTHSOUTH Corp. (a)  21,600  567,000
Health Management Associates, Inc. Class A (a)  23,793  582,916
Tenet Healthcare Corp. (a)  19,200  608,400
  1,758,316
TOTAL HEALTH   10,729,539
INDUSTRIAL MACHINERY & EQUIPMENT - 7.5%
ELECTRICAL EQUIPMENT - 2.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  39,000  965,250
General Electric Co.   13,400  988,250
  1,953,500
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
Case Corp.   7,500  465,000
Caterpillar, Inc.   5,400  258,863
Ingersoll-Rand Co.   7,310  298,796
Stanley Works  5,000  220,313
Tyco International Ltd.   34,360  1,348,630
  2,591,602
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   8,700  310,481
Ogden Corp.   7,700  205,013
Thermo Instrument Systems, Inc. (a)  5,625  174,727
USA Waste Services, Inc. (a)  8,700  287,644
  977,865
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,522,967
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 4.5%
ENTERTAINMENT - 1.4%
Carnival Cruise Lines, Inc. Class A  9,140 $ 494,131
Disney (Walt) Co.   1,200  113,925
MGM Grand, Inc.  (a)  10,300  402,988
  1,011,044
LODGING & GAMING - 1.8%
HFS, Inc. (a)  5,740  393,908
Marriott International, Inc.   9,610  696,124
Mirage Resorts, Inc. (a)  9,700  230,375
  1,320,407
PUBLISHING - 0.5%
Cognizant Corp.   8,000  343,000
RESTAURANTS - 0.8%
Rainforest Cafe, Inc. (a)  13,300  478,800
Wendy's International, Inc.   5,300  111,300
  590,100
TOTAL MEDIA & LEISURE   3,264,551
NONDURABLES - 10.4%
BEVERAGES - 1.4%
PepsiCo, Inc.   26,980  994,888
FOODS - 2.6%
ConAgra, Inc.   10,580  380,219
Hershey Foods Corp.   8,200  503,275
Quaker Oats Co.   700  37,100
Ralston Purina Co.   5,480  509,640
Sara Lee Corp.   8,600  454,725
  1,884,959
HOUSEHOLD PRODUCTS - 2.9%
Avon Products, Inc.   5,700  329,531
Clorox Co.   4,800  372,600
Gillette Co.   2,100  193,856
Procter & Gamble Co.   16,620  1,268,302
  2,164,289
TOBACCO - 3.5%
Philip Morris Companies, Inc.   59,280  2,578,680
TOTAL NONDURABLES   7,622,816
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.8%
Payless ShoeSource, Inc. (a)  5,300 $ 336,550
TJX Companies, Inc.   7,400  255,300
  591,850
DRUG STORES - 1.3%
Rite Aid Corp.   14,110  927,733
GENERAL MERCHANDISE STORES - 1.5%
Consolidated Stores Corp. (a)  7,450  362,256
Penney (J.C.) Co., Inc.   2,800  179,900
Wal-Mart Stores, Inc.   14,400  575,100
  1,117,256
GROCERY STORES - 1.3%
American Stores Co.   13,800  273,413
Safeway, Inc. (a)  11,100  674,325
  947,738
RETAIL & WHOLESALE, MISCELLANEOUS - 2.1%
Circuit City Stores, Inc. - Circuit City Group  15,030  493,172
Home Depot, Inc.   5,800  324,438
Toys "R" Us, Inc. (a)  20,940  714,578
  1,532,188
TOTAL RETAIL & WHOLESALE   5,116,765
SERVICES - 2.3%
ADVERTISING - 0.7%
Omnicom Group, Inc.   7,170  531,476
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  4,700  200,338
SERVICES - 1.3%
AccuStaff, Inc. (a)  26,500  783,406
Computer Horizons Corp. (a)  5,800  191,400
  974,806
TOTAL SERVICES   1,706,620
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 22.5%
COMMUNICATIONS EQUIPMENT - 1.1%
Advanced Fibre Communication, Inc. (a)  300 $ 7,763
Aspect Telecommunications Corp. (a)  18,000  403,875
Cisco Systems, Inc. (a)  4,850  418,313
  829,951
COMPUTER SERVICES & SOFTWARE - 6.2%
Analysts International Corp.   5,100  242,888
Automatic Data Processing, Inc.   5,430  305,438
BMC Software, Inc.  (a)  3,900  253,013
CUC International, Inc. (a)  34,311  986,427
Cadence Design Systems, Inc. (a)  12,800  323,200
Compuware Corp. (a)  6,000  209,625
Electronic Data Systems Corp.  1,800  68,400
Equifax, Inc.   13,990  477,409
Keane, Inc. (a)  2,000  63,375
Microsoft Corp. (a)  6,700  948,050
Oracle Corp. (a)  7,250  241,516
SunGard Data Systems, Inc. (a)  17,400  450,225
  4,569,566
COMPUTERS & OFFICE EQUIPMENT - 10.0%
Adaptec, Inc. (a)  26,100  1,291,950
Comdisco, Inc.   35,950  1,051,538
Compaq Computer Corp.   3,500  218,531
Comverse Technology, Inc. (a)  6,000  202,125
EMC Corp. (a)  14,000  424,375
Fore Systems, Inc. (a)  40,100  694,231
International Business Machines Corp.   21,440  2,349,020
Pitney Bowes, Inc.   11,860  996,981
Unisys Corp. (a)  9,300  133,106
  7,361,857
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  7,900  260,700
KLA-Tencor Corp. (a)  3,900  151,125
  411,825
ELECTRONICS - 4.6%
Altera Corp. (a)  10,700  500,894
Analog Devices, Inc. (a)  19,200  602,400
Intel Corp.   4,500  349,313
Linear Technology Corp.   9,900  637,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Maxim Integrated Products, Inc. (a)  6,880 $ 475,580
Sanmina Corp. (a)  4,500  306,000
Texas Instruments, Inc.   3,200  157,600
Vitesse Semiconductor Corp. (a)  6,900  308,775
  3,337,875
TOTAL TECHNOLOGY   16,511,074
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   9,900  517,894
UTILITIES - 1.7%
TELEPHONE SERVICES - 1.7%
SBC Communications, Inc.   5,940  432,506
WorldCom, Inc. (a)  25,160  805,120
  1,237,626
TOTAL COMMON STOCKS
(Cost $58,322,453)   68,817,816
CASH EQUIVALENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97
(Cost $4,516,000)  $ 4,518,145  4,516,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $62,838,453)  $ 73,333,816
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $62,975,027. Net unrealized appreciation aggregated $10,358,789, of which $11,495,503 related to appreciated investment securities and $1,136,714 related to depreciated investment securities.
The fund hereby designates approximately $688,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 73,333,816
AGREEMENTS OF $4,516,000) (COST $62,838,453) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        398

RECEIVABLE FOR INVESTMENTS SOLD                                             426,263

RECEIVABLE FOR FUND SHARES SOLD                                             78,796

DIVIDENDS RECEIVABLE                                                        74,070

PREPAID EXPENSES                                                            12,737

 TOTAL ASSETS                                                               73,926,080

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,090,413

PAYABLE FOR FUND SHARES REDEEMED                              87,186

ACCRUED MANAGEMENT FEE                                        29,840

DISTRIBUTION FEES PAYABLE                                     35,185

OTHER PAYABLES AND ACCRUED EXPENSES                           74,136

 TOTAL LIABILITIES                                                          1,316,760

NET ASSETS                                                                 $ 72,609,320

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 57,263,895

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       4,850,062
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   10,495,363

NET ASSETS                                                                 $ 72,609,320


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $13.96
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,329,872 (DIVIDED BY) 166,951 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $13.96)           $14.81

CLASS T:                                                         $13.98
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($42,752,752 (DIVIDED BY) 3,057,240 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $13.98)           $14.49

CLASS B:                                                         $13.85
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($20,925,967 (DIVIDED BY) 1,510,634 SHARES)  A

CLASS C:                                                         $13.98
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($40,658 (DIVIDED BY) 2,908 SHARES)  A

INSTITUTIONAL CLASS:                                             $14.05
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($6,560,071 (DIVIDED BY) 466,983 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                       $ 671,121
DIVIDENDS

INTEREST                                                                 190,455

 TOTAL INCOME                                                            861,576

EXPENSES

MANAGEMENT FEE                                             $ 364,913

TRANSFER AGENT FEES                                         133,531

DISTRIBUTION FEES                                           343,330

ACCOUNTING FEES AND EXPENSES                                60,755

NON-INTERESTED TRUSTEES' COMPENSATION                       239

CUSTODIAN FEES AND EXPENSES                                 26,562

REGISTRATION FEES                                           81,460

AUDIT                                                       28,148

LEGAL                                                       1,391

REPORTS TO SHAREHOLDERS                                     25,700

MISCELLANEOUS                                               1,035

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,067,064

 EXPENSE REDUCTIONS                                         (41,192)     1,025,872

NET INVESTMENT INCOME (LOSS)                                             (164,296)

REALIZED AND UNREALIZED GAIN (LOSS)                                      5,078,595
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  5,508,711
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          10,587,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 10,423,010
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     FEBRUARY 20, 1996
                                                         NOVEMBER 30,   (COMMENCEMENT
                                                         1997           OF OPERATIONS) TO
                                                                        NOVEMBER 30,
                                                                        1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (164,296)    $ (18,281)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 5,078,595      218,046

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     5,508,711      4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,423,010     5,186,417
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS     (257,587)      -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              16,942,203     40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 27,107,626     45,501,694

NET ASSETS

 BEGINNING OF PERIOD                                      45,501,694     -

 END OF PERIOD                                           $ 72,609,320   $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.83    $ 10.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)      -

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.25       1.62

 TOTAL FROM INVESTMENT OPERATIONS                                    2.21       1.62

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.08)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.96    $ 11.83

TOTAL RETURN B, C                                                    18.82%     15.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,330    $ 503

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% F    1.75% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.72% E    1.75% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.34)%     .11% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.82    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.24       1.83

 TOTAL FROM INVESTMENT OPERATIONS                                    2.22       1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.06)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.98    $ 11.82

TOTAL RETURN B, C                                                    18.89%     18.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 42,753   $ 26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62%      2.00% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.60% E    2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.18)%     (.14)% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.77    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.09)      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.22       1.82

 TOTAL FROM INVESTMENT OPERATIONS                                    2.13       1.77

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.05)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.85    $ 11.77

TOTAL RETURN B, C                                                    18.18%     17.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 20,926   $ 9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.16%      2.50% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.14% E    2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.73)%     (.64)% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.97

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .02

 TOTAL FROM INVESTMENT OPERATIONS                                    .01

NET ASSET VALUE, END OF PERIOD                                      $ 13.98

TOTAL RETURN B, C                                                    .07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A,
                                                                    F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.35% A,
                                                                    E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.62)% A

PORTFOLIO TURNOVER                                                   93%

AVERAGE COMMISSION RATE G                                           $ .0412

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.86    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .04 I      .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.24       1.83

 TOTAL FROM INVESTMENT OPERATIONS                                    2.28       1.86

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.09)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.05    $ 11.86

TOTAL RETURN B, C                                                    19.39%     18.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,560    $ 9,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.15%      1.50% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.12% F    1.48% A,
                                                                               F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .32%       .38% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $70,438,248 and $53,486,844, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 3,619     $ 3,619

CLASS T     179,058     179,058

CLASS B     160,639     40,162

CLASS C     14          0

           $ 343,330   $ 222,839

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 39,475    $ 26,819

CLASS T     83,276      55,077

CLASS B     27,546      0 *

CLASS C     0           0 *

           $ 150,297   $ 81,896

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 4,023      .28

CLASS T **              FIIOC *     80,467      .22

CLASS B                 FIIOC *     37,868      .24

CLASS C                 FIIOC *     3           .21 ***

INSTITUTIONAL CLASS     FIIOC *     11,170      .15

                                   $ 133,531

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $10,202 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 20,042

CLASS C    2.50%          5,611

                         $ 25,653


FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $14,941 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $400 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 198

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED NOVEMBER 30,

                          1997                      1996

CLASS A

FROM NET REALIZED GAIN    $ 4,398                   $ -

CLASS T

FROM NET REALIZED GAIN    $ 136,999                 $ -

CLASS B

FROM NET REALIZED GAIN    $ 44,789                  $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 71,401                  $ -

TOTAL                     $ 257,587                 $ -

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997 C         1996 A, B      1997 C          1996 A, B



CLASS A                           144,247        42,933        $ 1,813,901     $ 469,990
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     376            -              4,335           -

SHARES REDEEMED                   (20,146)       (459)          (270,682)       (4,991)

NET INCREASE (DECREASE)           124,477        42,474        $ 1,547,554     $ 464,999

CLASS T                           2,250,430      2,758,551     $ 28,156,275    $ 28,830,863
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,908         -              125,919         -

SHARES REDEEMED                   (1,414,476)    (548,173)      (17,788,491)    (5,771,968)

NET INCREASE (DECREASE)           846,862        2,210,378     $ 10,493,703    $ 23,058,895

CLASS B                           866,616        859,428       $ 10,723,501    $ 9,066,601
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,711          -              42,621          -

SHARES REDEEMED                   (185,536)      (33,585)       (2,357,800)     (354,172)

NET INCREASE (DECREASE)           684,791        825,843       $ 8,408,322     $ 8,712,429

CLASS C                           2,908          -             $ 40,619        $ -
SHARES SOLD

INSTITUTIONAL CLASS               333,043        774,817       $ 4,361,777     $ 8,117,325
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,997          -              69,380          -

SHARES REDEEMED                   (643,222)      (3,652)        (7,979,152)     (38,371)

NET INCREASE (DECREASE)           (304,182)      771,165       $ (3,547,995)   $ 8,078,954


SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS T, CLASS B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 25,695

CLASS T                 22,513

CLASS B                 15,051

CLASS C                 5,610

INSTITUTIONAL CLASS     12,591

                       $ 81,460

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Large Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Large Cap Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended November 30, 1997 and for the period February 20, 1996 (commencement of operations) to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Large Cap Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 1997 and for the period February 20, 1996 (commencement of operations) to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/22/97 12/19/97 - $0.81
 1/5/98 1/2/98 - $0.02
Class T 12/22/97 12/19/97 - $0.80
 1/5/98 1/2/98 - $0.02
Class B 12/22/97 12/19/97 - $0.74
 1/5/98 1/2/98 - $0.02
Class C 12/22/97 12/19/97 - $0.80
 1/5/98 1/2/98 - $0.02
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders of Class A, Class T, and Class B.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330    100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE      98,424,902.228    95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To amend the diversification limitation to exclude "securities of other investment companies" from the limitation.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     2,664,253.773    84.157

AGAINST         191,743.261      6.056

ABSTAIN         309,831.839      9.787

 TOTAL          3,165,828.873   100.000





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Thomas M. Sprague, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
LARGE CAP
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     17   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    26   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    34   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            35

PROXY VOTING RESULTS     36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURN
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   LIFE OF
                                         YEAR     FUND

ADVISOR LARGE CAP -                      19.39%   41.60%
INSTITUTIONAL CLASS

S&P 500(REGISTERED TRADEMARK)            28.51%   54.53%

GROWTH FUNDS AVERAGE                     22.00%   N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   LIFE OF
                                   YEAR     FUND

ADVISOR LARGE CAP -                19.39%   21.61%
INSTITUTIONAL CLASS

S&P 500                            28.51%   27.74%

GROWTH FUNDS AVERAGE               22.00%   N/A

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. $10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $14,160 - a 41.60% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,453 - a 54.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended November 30, 1997, the fund's Institutional Class shares returned 19.39%. The growth funds average, as tracked by Lipper Analytical Services, returned 22.00% in that time, while the Standard & Poor's 500 Index returned 28.51%.
Q. WHAT CAUSED THE FUND TO PERFORM AS IT DID?
A. Shifting market tides played a big role. Through much of the first half of the period, the stock market was dominated by the largest 25 or 30 stocks in the S&P 500. When the market is that narrow, even funds with a large-cap bias such as Advisor Large Cap can have difficulty competing against the S&P. During the second half, though, this trend was reversed. Several big companies announced earnings shortfalls and smaller stocks began to outperform. This "broadening" helped the fund versus the index, but not against its growth fund peers, many of which have a small- to medium-cap bias.
Q. WERE THERE ANY OTHER FACTORS THAT INFLUENCED PERFORMANCE?
A. Energy and retail stocks played big roles. Within the energy group, companies that provide equipment and services to help exploration companies search for oil and gas enjoyed a nice run. Energy companies such as Exxon, Mobil and Texaco increased their exploration activity, and demand for drilling equipment and services continued to be very high. The fund's positions in Schlumberger, Halliburton and Dresser benefited as a result. Within the retail sector - which accounted for around 7% of the fund at the end of the period - several supermarket and pharmacy chains benefited from cost-cutting programs.
Q. DID YOU FOLLOW ANY PARTICULAR THEMES DURING THE PERIOD?
A. One interesting area revolved around the much-discussed "year 2000" issue. Most computer programs that have been written in the past 20 or 30 years have two entry fields for the year instead of four. For instance, most computer systems read "97" as being 1997. When the year 2000 arrives, these computers will read "00" as being 1900, which has the potential to cause significant problems. The fund's position in Comdisco - one of its top 10 holdings at the close of the period - was a play on this. Part of Comdisco's business is disaster recovery: If a company's computer network shuts down due to unforeseen circumstances, Comdisco's reserve systems can help get that company up and running again quickly. These same reserve computer systems are a logical choice as a testing ground for updated year-2000 compliant software. Companies that have these capabilities could benefit from additional demand in 1998 and 1999. Several other fund holdings - including AccuStaff and Analysts International which provide software programming services - could also benefit.
Q. WHAT'S YOUR TAKE ON THE PROBLEMS IN ASIAN MARKETS AND HOW WAS THE FUND AFFECTED?
A. I think the crisis in Southeast Asia reflects a serious, fundamental change that will affect financial markets everywhere. We've already seen business slowdowns from U.S. companies that have exposure to that region. Within the fund, semiconductor-related stocks were hit the hardest. The typical high-tech company generates 10% to 20% of its sales in Southeast Asia, and since that region's economic growth has now been stunted, these companies may see sales growth suffer. I'm worried that this weakness could spread to other countries such as China and Japan, and other industries such as financial services and energy. Some of the fund's holdings, however - particularly those that have manufacturing operations in Southeast Asia - may benefit from an expense point of view more than they'll suffer from a sales point of view. Overall, though, I'd characterize the market events of late October as being much more of a negative than a positive.
Q. CAN YOU GRADE THE PERFORMANCE OF SOME OF THE FUND'S INDIVIDUAL
STOCKS?
A. Comdisco was a strong performer, as was health care stock Bergen Brunswig, which is in the process of being purchased by Cardinal Health. On the negative side, not owning more of the expensive pharmaceutical stocks such as Lilly and Pfizer hurt performance. Additionally, the fund's position in Vencor - a supplier to the nursing home industry - suffered from tightening industry regulations. The fund no longer owns this stock.
Q. WHAT'S YOUR OUTLOOK?
A. I'm concerned that the comfortable economic situation we've had for the past few years may be over. Third-quarter corporate earnings trailed off some, and the international volatility we've seen may linger for a while. Consumer nondurable industries - such as food and health care - may be attractive in the next few months because demand appears relatively stable and exposure tends to be limited to the U.S. and Europe.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG ON ASIAN STOCK
MARKET TURBULENCE AND U.S.
TECHNOLOGY COMPANIES:
"The turbulence we saw in the
financial markets in Southeast
Asia during the second half of 1997
- and its immediate impact on
the earnings of some U.S.
corporations - demonstrate the
link between economies around
the world. In particular, the Asian
crisis has created a lot of
uncertainty for U.S. technology
companies. Southeast Asia has
been a very high growth area for
personal computers and related
electronic products. Slower
economic growth in this corner of
the world may hurt demand in the
future. On the other hand, many
U.S. technology companies buy
components and even finished
goods in the Far East. Weaker
currencies make products
manufactured in these countries
cheaper to build and lower the cost
of goods for U.S. companies. This
may enable U.S. companies to
lower prices and stimulate
demand for their products outside
of the Far East. Another positive is
that Asian competitors may have
less access to capital in the future
and may not be able to find funding
to increase capacity. Supply
increases in the Far East have been
a perennial problem for U.S. tech
companies - especially
semiconductor manufacturers -
because additional supply puts
pressure on prices. To the extent
that less Asian capacity is added
in the future, this could be a
positive for U.S. companies in the
longer-term."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE:
November 22, 1983
SIZE: as of
November 30, 1997, more
than $5.3 billion
MANAGER: Jennifer Uhrig,
since January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.           3.5            2.2

INTERNATIONAL BUSINESS MACHINES CORP.   3.2            1.5

BRISTOL-MYERS SQUIBB CO.                2.4            1.2

AMERICAN HOME PRODUCTS CORP.            2.1            1.8

TYCO INTERNATIONAL LTD.                 1.8            1.6

ADAPTEC, INC.                           1.8            1.6

PROCTER & GAMBLE CO.                    1.7            1.1

FEDERAL NATIONAL MORTGAGE ASSOCIATION   1.7            1.3

COMDISCO, INC.                          1.4            0.6

PITNEY BOWES, INC.                      1.4            1.1

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

TECHNOLOGY                         22.5           18.9

HEALTH                             14.6           13.6

FINANCE                            12.2           11.9

NONDURABLES                        10.4           7.5

INDUSTRIAL MACHINERY & EQUIPMENT   7.5            7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 93.8
ROW: 1, COL: 2, VALUE: 6.2
STOCKS 93.7%
SHORT-TERM
INVESTMENTS 6.3%
FOREIGN
INVESTMENTS 3.4%
STOCKS 93.8%
SHORT-TERM
INVESTMENTS 6.2%
FOREIGN
INVESTMENTS 4.8%
ROW: 1, COL: 1, VALUE: 93.7
ROW: 1, COL: 2, VALUE: 6.3
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.5%
AlliedSignal, Inc.   9,780 $ 363,083
Gulfstream Aerospace Corp. (a)  6,100  179,188
Lockheed Martin Corp.   3,670  358,054
Sundstrand Corp.   4,600  236,038
  1,136,363
BASIC INDUSTRIES - 2.1%
PACKAGING & CONTAINERS - 1.3%
Owens-Illinois, Inc. (a)  28,740  973,568
PAPER & FOREST PRODUCTS - 0.8%
Fort James Corp.   14,000  547,750
TOTAL BASIC INDUSTRIES   1,521,318
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Sherwin-Williams Co.   3,520  100,540
DURABLES - 0.8%
HOME FURNISHINGS - 0.8%
Leggett & Platt, Inc.   13,800  593,400
ENERGY - 5.9%
ENERGY SERVICES - 2.9%
Dresser Industries, Inc.   13,800  515,775
Halliburton Co.   14,300  771,306
Noble Drilling Corp. (a)  12,200  366,763
Schlumberger Ltd.   5,460  449,426
  2,103,270
OIL & GAS - 3.0%
British Petroleum PLC ADR  6,019  499,577
Coastal Corp. (The)  7,200  421,650
Royal Dutch Petroleum Co.   5,520  290,835
Texaco, Inc.   10,700  604,550
Total SA sponsored ADR  2,500  131,406
Valero Energy Corp.   8,300  260,413
  2,208,431
TOTAL ENERGY   4,311,701
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 12.2%
BANKS - 3.1%
Bank of New York Co., Inc.   14,480 $ 778,300
BankAmerica Corp.   5,200  379,600
Citicorp  2,500  299,844
NationsBank Corp.   13,360  802,435
  2,260,179
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   8,630  680,691
Associates First Capital Corp.   2,900  186,325
Fleet Financial Group, Inc.   5,800  383,163
Household International, Inc.   4,230  532,980
  1,783,159
FEDERAL SPONSORED CREDIT - 2.0%
Federal Home Loan Mortgage Corporation  4,540  187,275
Federal National Mortgage Association  23,470  1,239,509
  1,426,784
INSURANCE - 4.3%
Allstate Corp.   9,780  839,858
AMBAC, Inc.   16,100  646,013
CIGNA Corp.   2,600  434,850
MBIA, Inc.   11,260  707,973
UNUM Corp.   11,580  549,326
  3,178,020
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   4,000  276,500
TOTAL FINANCE   8,924,642
HEALTH - 14.6%
DRUGS & PHARMACEUTICALS - 8.5%
American Home Products Corp.   22,320  1,559,610
Bristol-Myers Squibb Co.   18,680  1,748,915
Lilly (Eli) & Co.   4,600  290,088
Merck & Co., Inc.   5,170  488,888
Pfizer, Inc.   8,900  647,475
Schering-Plough Corp.   13,160  824,968
SmithKline Beecham PLC ADR  14,360  712,615
  6,272,559
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Abbott Laboratories  6,400 $ 416,000
Baxter International, Inc.   3,640  184,275
Bergen Brunswig Corp. Class A  8,650  371,409
Cardinal Health, Inc.   4,700  356,025
Johnson & Johnson  14,640  921,405
Medtronic, Inc.   2,400  114,600
Omnicare, Inc.   11,600  334,950
  2,698,664
MEDICAL FACILITIES MANAGEMENT - 2.4%
HEALTHSOUTH Corp. (a)  21,600  567,000
Health Management Associates, Inc. Class A (a)  23,793  582,916
Tenet Healthcare Corp. (a)  19,200  608,400
  1,758,316
TOTAL HEALTH   10,729,539
INDUSTRIAL MACHINERY & EQUIPMENT - 7.5%
ELECTRICAL EQUIPMENT - 2.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  39,000  965,250
General Electric Co.   13,400  988,250
  1,953,500
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
Case Corp.   7,500  465,000
Caterpillar, Inc.   5,400  258,863
Ingersoll-Rand Co.   7,310  298,796
Stanley Works  5,000  220,313
Tyco International Ltd.   34,360  1,348,630
  2,591,602
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   8,700  310,481
Ogden Corp.   7,700  205,013
Thermo Instrument Systems, Inc. (a)  5,625  174,727
USA Waste Services, Inc. (a)  8,700  287,644
  977,865
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,522,967
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 4.5%
ENTERTAINMENT - 1.4%
Carnival Cruise Lines, Inc. Class A  9,140 $ 494,131
Disney (Walt) Co.   1,200  113,925
MGM Grand, Inc.  (a)  10,300  402,988
  1,011,044
LODGING & GAMING - 1.8%
HFS, Inc. (a)  5,740  393,908
Marriott International, Inc.   9,610  696,124
Mirage Resorts, Inc. (a)  9,700  230,375
  1,320,407
PUBLISHING - 0.5%
Cognizant Corp.   8,000  343,000
RESTAURANTS - 0.8%
Rainforest Cafe, Inc. (a)  13,300  478,800
Wendy's International, Inc.   5,300  111,300
  590,100
TOTAL MEDIA & LEISURE   3,264,551
NONDURABLES - 10.4%
BEVERAGES - 1.4%
PepsiCo, Inc.   26,980  994,888
FOODS - 2.6%
ConAgra, Inc.   10,580  380,219
Hershey Foods Corp.   8,200  503,275
Quaker Oats Co.   700  37,100
Ralston Purina Co.   5,480  509,640
Sara Lee Corp.   8,600  454,725
  1,884,959
HOUSEHOLD PRODUCTS - 2.9%
Avon Products, Inc.   5,700  329,531
Clorox Co.   4,800  372,600
Gillette Co.   2,100  193,856
Procter & Gamble Co.   16,620  1,268,302
  2,164,289
TOBACCO - 3.5%
Philip Morris Companies, Inc.   59,280  2,578,680
TOTAL NONDURABLES   7,622,816
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.8%
Payless ShoeSource, Inc. (a)  5,300 $ 336,550
TJX Companies, Inc.   7,400  255,300
  591,850
DRUG STORES - 1.3%
Rite Aid Corp.   14,110  927,733
GENERAL MERCHANDISE STORES - 1.5%
Consolidated Stores Corp. (a)  7,450  362,256
Penney (J.C.) Co., Inc.   2,800  179,900
Wal-Mart Stores, Inc.   14,400  575,100
  1,117,256
GROCERY STORES - 1.3%
American Stores Co.   13,800  273,413
Safeway, Inc. (a)  11,100  674,325
  947,738
RETAIL & WHOLESALE, MISCELLANEOUS - 2.1%
Circuit City Stores, Inc. - Circuit City Group  15,030  493,172
Home Depot, Inc.   5,800  324,438
Toys "R" Us, Inc. (a)  20,940  714,578
  1,532,188
TOTAL RETAIL & WHOLESALE   5,116,765
SERVICES - 2.3%
ADVERTISING - 0.7%
Omnicom Group, Inc.   7,170  531,476
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  4,700  200,338
SERVICES - 1.3%
AccuStaff, Inc. (a)  26,500  783,406
Computer Horizons Corp. (a)  5,800  191,400
  974,806
TOTAL SERVICES   1,706,620
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 22.5%
COMMUNICATIONS EQUIPMENT - 1.1%
Advanced Fibre Communication, Inc. (a)  300 $ 7,763
Aspect Telecommunications Corp. (a)  18,000  403,875
Cisco Systems, Inc. (a)  4,850  418,313
  829,951
COMPUTER SERVICES & SOFTWARE - 6.2%
Analysts International Corp.   5,100  242,888
Automatic Data Processing, Inc.   5,430  305,438
BMC Software, Inc.  (a)  3,900  253,013
CUC International, Inc. (a)  34,311  986,427
Cadence Design Systems, Inc. (a)  12,800  323,200
Compuware Corp. (a)  6,000  209,625
Electronic Data Systems Corp.  1,800  68,400
Equifax, Inc.   13,990  477,409
Keane, Inc. (a)  2,000  63,375
Microsoft Corp. (a)  6,700  948,050
Oracle Corp. (a)  7,250  241,516
SunGard Data Systems, Inc. (a)  17,400  450,225
  4,569,566
COMPUTERS & OFFICE EQUIPMENT - 10.0%
Adaptec, Inc. (a)  26,100  1,291,950
Comdisco, Inc.   35,950  1,051,538
Compaq Computer Corp.   3,500  218,531
Comverse Technology, Inc. (a)  6,000  202,125
EMC Corp. (a)  14,000  424,375
Fore Systems, Inc. (a)  40,100  694,231
International Business Machines Corp.   21,440  2,349,020
Pitney Bowes, Inc.   11,860  996,981
Unisys Corp. (a)  9,300  133,106
  7,361,857
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  7,900  260,700
KLA-Tencor Corp. (a)  3,900  151,125
  411,825
ELECTRONICS - 4.6%
Altera Corp. (a)  10,700  500,894
Analog Devices, Inc. (a)  19,200  602,400
Intel Corp.   4,500  349,313
Linear Technology Corp.   9,900  637,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Maxim Integrated Products, Inc. (a)  6,880 $ 475,580
Sanmina Corp. (a)  4,500  306,000
Texas Instruments, Inc.   3,200  157,600
Vitesse Semiconductor Corp. (a)  6,900  308,775
  3,337,875
TOTAL TECHNOLOGY   16,511,074
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   9,900  517,894
UTILITIES - 1.7%
TELEPHONE SERVICES - 1.7%
SBC Communications, Inc.   5,940  432,506
WorldCom, Inc. (a)  25,160  805,120
  1,237,626
TOTAL COMMON STOCKS
(Cost $58,322,453)   68,817,816
CASH EQUIVALENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97
(Cost $4,516,000)  $ 4,518,145  4,516,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $62,838,453)  $ 73,333,816
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $62,975,027. Net unrealized appreciation aggregated $10,358,789, of which $11,495,503 related to appreciated investment securities and $1,136,714 related to depreciated investment securities.
The fund hereby designates approximately $688,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 73,333,816
AGREEMENTS OF $4,516,000) (COST $62,838,453) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        398

RECEIVABLE FOR INVESTMENTS SOLD                                             426,263

RECEIVABLE FOR FUND SHARES SOLD                                             78,796

DIVIDENDS RECEIVABLE                                                        74,070

PREPAID EXPENSES                                                            12,737

 TOTAL ASSETS                                                               73,926,080

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,090,413

PAYABLE FOR FUND SHARES REDEEMED                              87,186

ACCRUED MANAGEMENT FEE                                        29,840

DISTRIBUTION FEES PAYABLE                                     35,185

OTHER PAYABLES AND ACCRUED EXPENSES                           74,136

 TOTAL LIABILITIES                                                          1,316,760

NET ASSETS                                                                 $ 72,609,320

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 57,263,895

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       4,850,062
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   10,495,363

NET ASSETS                                                                 $ 72,609,320


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $13.96
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,329,872 (DIVIDED BY) 166,951 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $13.96)           $14.81

CLASS T:                                                         $13.98
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($42,752,752 (DIVIDED BY) 3,057,240 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $13.98)           $14.49

CLASS B:                                                         $13.85
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($20,925,967 (DIVIDED BY) 1,510,634 SHARES)  A

CLASS C:                                                         $13.98
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($40,658 (DIVIDED BY) 2,908 SHARES)  A

INSTITUTIONAL CLASS:                                             $14.05
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($6,560,071 (DIVIDED BY) 466,983 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                       $ 671,121
DIVIDENDS

INTEREST                                                                 190,455

 TOTAL INCOME                                                            861,576

EXPENSES

MANAGEMENT FEE                                             $ 364,913

TRANSFER AGENT FEES                                         133,531

DISTRIBUTION FEES                                           343,330

ACCOUNTING FEES AND EXPENSES                                60,755

NON-INTERESTED TRUSTEES' COMPENSATION                       239

CUSTODIAN FEES AND EXPENSES                                 26,562

REGISTRATION FEES                                           81,460

AUDIT                                                       28,148

LEGAL                                                       1,391

REPORTS TO SHAREHOLDERS                                     25,700

MISCELLANEOUS                                               1,035

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,067,064

 EXPENSE REDUCTIONS                                         (41,192)     1,025,872

NET INVESTMENT INCOME (LOSS)                                             (164,296)

REALIZED AND UNREALIZED GAIN (LOSS)                                      5,078,595
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  5,508,711
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          10,587,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 10,423,010
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     FEBRUARY 20, 1996
                                                         NOVEMBER 30,   (COMMENCEMENT
                                                         1997           OF OPERATIONS) TO
                                                                        NOVEMBER 30,
                                                                        1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (164,296)    $ (18,281)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 5,078,595      218,046

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     5,508,711      4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,423,010     5,186,417
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS     (257,587)      -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              16,942,203     40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 27,107,626     45,501,694

NET ASSETS

 BEGINNING OF PERIOD                                      45,501,694     -

 END OF PERIOD                                           $ 72,609,320   $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.83    $ 10.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.04)      -

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.25       1.62

 TOTAL FROM INVESTMENT OPERATIONS                                    2.21       1.62

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.08)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.96    $ 11.83

TOTAL RETURN B, C                                                    18.82%     15.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,330    $ 503

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% F    1.75% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.72% E    1.75% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.34)%     .11% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.82    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.24       1.83

 TOTAL FROM INVESTMENT OPERATIONS                                    2.22       1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.06)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.98    $ 11.82

TOTAL RETURN B, C                                                    18.89%     18.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 42,753   $ 26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.62%      2.00% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.60% E    2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.18)%     (.14)% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.77    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.09)      (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.22       1.82

 TOTAL FROM INVESTMENT OPERATIONS                                    2.13       1.77

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.05)      -

NET ASSET VALUE, END OF PERIOD                                      $ 13.85    $ 11.77

TOTAL RETURN B, C                                                    18.18%     17.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 20,926   $ 9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.16%      2.50% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.14% E    2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.73)%     (.64)% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 13.97

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .02

 TOTAL FROM INVESTMENT OPERATIONS                                    .01

NET ASSET VALUE, END OF PERIOD                                      $ 13.98

TOTAL RETURN B, C                                                    .07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A,
                                                                    F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.35% A,
                                                                    E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.62)% A

PORTFOLIO TURNOVER                                                   93%

AVERAGE COMMISSION RATE G                                           $ .0412

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996 H


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.86    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .04 I      .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.24       1.83

 TOTAL FROM INVESTMENT OPERATIONS                                    2.28       1.86

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.09)      -

NET ASSET VALUE, END OF PERIOD                                      $ 14.05    $ 11.86

TOTAL RETURN B, C                                                    19.39%     18.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,560    $ 9,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.15%      1.50% A,
                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.12% F    1.48% A,
                                                                               F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .32%       .38% A

PORTFOLIO TURNOVER                                                   93%        59% A

AVERAGE COMMISSION RATE G                                           $ .0412    $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $70,438,248 and $53,486,844, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 3,619     $ 3,619

CLASS T     179,058     179,058

CLASS B     160,639     40,162

CLASS C     14          0

           $ 343,330   $ 222,839

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 39,475    $ 26,819

CLASS T     83,276      55,077

CLASS B     27,546      0 *

CLASS C     0           0 *

           $ 150,297   $ 81,896

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 4,023      .28

CLASS T **              FIIOC *     80,467      .22

CLASS B                 FIIOC *     37,868      .24

CLASS C                 FIIOC *     3           .21 ***

INSTITUTIONAL CLASS     FIIOC *     11,170      .15

                                   $ 133,531

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $10,202 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 20,042

CLASS C    2.50%          5,611

                         $ 25,653


FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $14,941 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $400 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 198

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED NOVEMBER 30,

                          1997                      1996

CLASS A

FROM NET REALIZED GAIN    $ 4,398                   $ -

CLASS T

FROM NET REALIZED GAIN    $ 136,999                 $ -

CLASS B

FROM NET REALIZED GAIN    $ 44,789                  $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 71,401                  $ -

TOTAL                     $ 257,587                 $ -

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997 C         1996 A, B      1997 C          1996 A, B



CLASS A                           144,247        42,933        $ 1,813,901     $ 469,990
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     376            -              4,335           -

SHARES REDEEMED                   (20,146)       (459)          (270,682)       (4,991)

NET INCREASE (DECREASE)           124,477        42,474        $ 1,547,554     $ 464,999

CLASS T                           2,250,430      2,758,551     $ 28,156,275    $ 28,830,863
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,908         -              125,919         -

SHARES REDEEMED                   (1,414,476)    (548,173)      (17,788,491)    (5,771,968)

NET INCREASE (DECREASE)           846,862        2,210,378     $ 10,493,703    $ 23,058,895

CLASS B                           866,616        859,428       $ 10,723,501    $ 9,066,601
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,711          -              42,621          -

SHARES REDEEMED                   (185,536)      (33,585)       (2,357,800)     (354,172)

NET INCREASE (DECREASE)           684,791        825,843       $ 8,408,322     $ 8,712,429

CLASS C                           2,908          -             $ 40,619        $ -
SHARES SOLD

INSTITUTIONAL CLASS               333,043        774,817       $ 4,361,777     $ 8,117,325
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,997          -              69,380          -

SHARES REDEEMED                   (643,222)      (3,652)        (7,979,152)     (38,371)

NET INCREASE (DECREASE)           (304,182)      771,165       $ (3,547,995)   $ 8,078,954


SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS T, CLASS B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1996.
SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 25,695

CLASS T                 22,513

CLASS B                 15,051

CLASS C                 5,610

INSTITUTIONAL CLASS     12,591

                       $ 81,460

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Large Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Large Cap Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended November 30, 1997 and for the period February 20, 1996 (commencement of operations) to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Large Cap Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 1997 and for the period February 20, 1996 (commencement of operations) to November 30, 1996 and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $0.03 $0.82
 1/5/98 1/2/98  - $0.02
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders of Institutional Class.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on August 4, 1997. The meeting was adjourned with respect to Proposal 6 and reconvened on August 29, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF
 SHARES VOTED % OF SHARES
J. GARY BURKHEAD
AFFIRMATIVE     99,942,373.853     96.930

WITHHELD        3,165,774.477      3.070

TOTAL           103,108,148.330    100.000

RALPH F. COX
AFFIRMATIVE     99,940,727.914     96.928

WITHHELD        3,167,420.416      3.072

TOTAL           103,108,148.330    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     99,935,824.166     96.923

WITHHELD        3,172,324.164      3.077

TOTAL           103,108,148.330    100.000

ROBERT M. GATES
AFFIRMATIVE     99,925,237.623     96.913

WITHHELD        3,182,910.707      3.087

TOTAL           103,108,148.330    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     99,922,609.594     96.910

WITHHELD        3,185,538.736      3.090

TOTAL           103,108,148.330    100.000

E. BRADLEY JONES
AFFIRMATIVE     99,931,612.575     96.919

WITHHELD        3,176,535.755      3.081

TOTAL           103,108,148.330    100.000

 # OF
 SHARES VOTED % OF SHARES
DONALD J. KIRK
AFFIRMATIVE     99,942,405.459     96.930

WITHHELD        3,165,742.871      3.070

TOTAL           103,108,148.330   100.000

PETER S. LYNCH
AFFIRMATIVE     99,940,180.306     96.928

WITHHELD        3,167,968.024      3.072

TOTAL           103,108,148.330    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     99,940,645.240     96.928

WITHHELD        3,167,503.090      3.072

TOTAL           103,108,148.330    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     99,935,519.038     96.923

WITHHELD        3,172,629.292      3.077

TOTAL           103,108,148.330    100.000

MARVIN L. MANN
AFFIRMATIVE     99,943,401.771     96.931

WITHHELD        3,164,746.559      3.069

TOTAL           103,108,148.330    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     99,935,084.226     96.923

WITHHELD        3,173,064.104      3.077

TOTAL           103,108,148.330    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of the trust.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     98,424,902.228     95.458

AGAINST         632,620.968        0.613

ABSTAIN         4,050,625.134      3.929

TOTAL           103,108,148.330    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in the fund, rather than on the number of shares owned.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,858,093.888    90.779

AGAINST         3,179,227.157     3.660

ABSTAIN         4,831,023.285     5.561

TOTAL           86,868,344.330    100.000

BROKER          16,239,804.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust to eliminate the requirement that shareholders be notified in the event of an appointment of a Trustee, within three months of the appointment.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     78,360,400.800    89.967

AGAINST         3,332,195.415     3.826

ABSTAIN         5,405,984.115     6.207

TOTAL           87,098,580.330    100.000

BROKER          16,009,568.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of the fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     75,914,861.730    87.378

AGAINST         5,839,366.801     6.721

ABSTAIN         5,127,172.799     5.901

TOTAL           86,881,401.330    100.000

BROKER          16,226,747.000
 NON-VOTES

PROPOSAL 6
To amend the trust's Bylaws to require only Trustee approval of changes to the Bylaws.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     74,173,150.698    84.026

AGAINST         9,080,301.878     10.286

ABSTAIN         5,021,046.692     5.688

TOTAL           88,274,499.268    100.000

BROKER          15,836,797.000
 NON-VOTES

PROPOSAL 7
To amend the diversification limitation to exclude "securities of other investment companies" from the limitation.
 # OF
 SHARES VOTED % OF SHARES
AFFIRMATIVE     2,664,253.773    84.157

AGAINST         191,743.261      6.056

ABSTAIN         309,831.839      9.787

TOTAL           3,165,828.873    100.000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Thomas M. Sprague, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BAORD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)